                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2017
                               ------------------------

Item 1. Reports to Stockholders

       2017 SEMI-ANNUAL REPORT

                          SunAmerica Specialty Series


       High Watermark Fund
       2020 High Watermark Fund
       SunAmerica
       Alternative Strategies Fund
       Global Trends Fund
       Focused Alpha Growth Fund
       Focused Alpha Large-Cap Fund
       Income Explorer Fund
       Small-Cap Fund



                                    [GRAPHIC]



[LOGO]

                        Table of Contents


        MESSAGE FROM THE PRESIDENT..................................  2
        EXPENSE EXAMPLE.............................................  5
        STATEMENT OF ASSETS AND LIABILITIES.........................  7
        STATEMENT OF OPERATIONS.....................................  9
        STATEMENT OF CHANGES IN NET ASSETS.......................... 11
        FINANCIAL HIGHLIGHTS........................................ 13
        PORTFOLIO OF INVESTMENTS.................................... 21
        NOTES TO FINANCIAL STATEMENTS............................... 70

        A Message from the President -- (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the SunAmerica Specialty Series (the "Specialty Series"), including 2020 High Watermark Fund, AIG Commodity Strategy Fund, AIG Global Trends Fund, AIG Focused Multi-Cap Growth Fund, AIG Focused Alpha Large-Cap Fund, AIG Income Explorer Fund, AIG Small-Cap Fund and AIG ESG Dividend Fund (the "Funds"), for the six-month period ended April 30, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. Effective the same date, SunAmerica Focused Alpha Growth Fund was renamed AIG Focused Multi-Cap Growth Fund. The 2020 High Watermark Fund did not change its name. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

Overall, global equities rallied during the semi-annual period, while global bonds and commodities lost ground. Investor sentiment was dominated during the semi-annual period by global central bank monetary policy, geopolitical events and uncertain policy prospects of the new U.S. Administration.

As the semi-annual period began, investors were focused largely on the November 2016 U.S. presidential elections and, soon after, on the unexpected outcome. U.S. equity markets reacted positively following the surprise results, as the potential for increased infrastructure spending, lower taxes and reduced regulation heightened anticipation about economic growth and inflation. Investors rotated out of the defensive, yield-oriented sectors that had driven capital markets for much of the prior year and into more cyclical areas of the market. Overseas, the U.K. officially began the process of leaving the European Union, popularly known as Brexit. European equities performed well, having rebounded from June 2016's sell-off, based in part on favorable corporate earnings results. Further, investors responded positively to the European Central Bank's tapering of its asset purchases, even as caution persisted given political uncertainties surrounding the then-upcoming presidential election in France. After the U.S. Administration was unsuccessful in its first attempt to pass a health care bill in the spring of 2017, investors became concerned about its ability to enact legislation. Global equities gave up some gains, with cyclical stocks generally underperforming defensive stocks. Emerging markets equities, which had struggled early in the semi-annual period due to concerns about new U.S. policies that could have protectionist implications, then rallied sharply to end the semi-annual period in solidly positive territory. Global risk sentiment was buoyed by the results of the first round in the French presidential election, which were widely interpreted by investors as pro-market. Emerging markets equities were also impacted positively by a weak U.S. dollar in April 2017.

The broad global fixed income market produced slightly negative returns during the semi-annual period overall. In the U.S., the yield on the 10-year U.S. Treasury note rose with the post-election U.S. Treasury sell-off, moderately offset by a recovery in prices year-to-date through April 30, 2017. The U.S. Treasury yield curve flattened slightly during the semi-annual period overall, as yields on longer- and intermediate-term maturities rose less than yields on shorter-term maturities. Despite the increase in U.S. Treasury yields, spread, or non-government bond, sectors generally performed well, as economic recovery improved and investors looked for new fiscal stimulus under the new Administration. More specifically, high yield corporate bonds, investment grade corporate bonds and sovereign emerging markets debt recorded solid gains, outperforming U.S. Treasuries. In addition, agency securities, commercial mortgage-backed securities, asset-backed securities and mortgage-backed securities outperformed U.S. Treasuries, though more modestly. Meanwhile, the Federal Reserve (the "Fed"), citing an improved U.S. labor market and moderately expanding economic activity, raised the targeted federal funds rate twice during the semi-annual period - in December 2016 and March 2017 - by 0.25% each time.

In commodities, oil prices rallied in November 2016 but then declined in the early months of 2017 in part due to uncertainty around OPEC production limits. Conversely, gold saw a sell-off following the U.S. elections but then gained during the first few months of 2017 to end the semi-annual period with prices only slightly below where they had started.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite some marked volatility, U.S. equities modestly outpaced international equities, with the representative S&P 500 Index/*/ returning 13.32%. International equity markets, as represented by the MSCI ACWI
(Net),/*/ returned 11.76%. U.S. bonds, as represented by Bloomberg Barclays U.S. Aggregate Bond Index,/*/ and global bonds, as represented by Bloomberg Barclays Global Aggregate Bond Index,/*/ posted returns of -0.67% and -1.63%, respectively, for the semi-annual period overall. The Citigroup 10-Year U.S. Treasury Benchmark Index/*/ returned -3.11%, while international government bonds, as represented by the Citigroup WGBI (USD, hedged),/*/ returned -0.81%. Meanwhile, the Bloomberg Barclays U.S. Government 1-3 Year Index/*/ was essentially flat, returning 0.04% for the same time period. Commodities, as represented by the Bloomberg Commodity Index,/*/ returned -0.76% for the semi-annual period.

On the following pages, you will find financial statements and portfolio information for each of the Specialty Series Funds for the six-month period ended April 30, 2017.

We thank you for being a part of the Specialty Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our new website, www.aig.com/funds.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

* The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. The MSCI ACWI (All Country World Index) (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. It is comprised of the U.S. Aggregate, Pan-European Aggregate and Asian- Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity. The Citigroup 10-Year U.S. Treasury Benchmark Index is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The Citigroup WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The Bloomberg Barclays U.S. Government 1-3 Year Index consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. The index includes publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly in an index.

The 2020 High Watermark Fund's subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Fund's portfolio. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolio's exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Fund may be required to invest 100% of its assets in fixed income securities. In these circumstances, the Fund may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Fund's ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities.
On the 2020 High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. The 2020 High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the 2020 High Watermark Fund, and Prudential Global Funding ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the 2020 High Watermark Fund, not to the Fund's shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the Fund nor SunAmerica Asset Management, LLC, the Fund's investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the Fund's expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.
The AIG Commodity Strategy Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the AIG Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the AIG Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the AIG Commodity Strategy Fund's investments in commodity-linked derivative instruments.
The risks associated with the AIG Global Trends Fund's use of futures contracts include the risk that:
(i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The AIG Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have fewer resources and a greater risk of business failure than do large companies.

        SunAmerica Specialty Series
        EXPENSE EXAMPLE -- April 30, 2017 -- (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2016 and held until April 30, 2017.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2017" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SunAmerica Specialty Series
        EXPENSE EXAMPLE -- April 30, 2017 -- (unaudited) (continued)


                                                Actual                                             Hypothetical
                           ------------------------------------------------ -----------------------------------------------
                                                                                           Ending Account
                                           Ending Account   Expenses Paid                   Value Using a   Expenses Paid
                             Beginning      Value Using       During the      Beginning    Hypothetical 5%    During the
                           Account Value  Actual Return at Six Months Ended Account Value   Annual Return  Six Months Ended
                           at November 1,    April 30,        April 30,     at November 1,  at April 30,      April 30,
                                2016            2017            2017*            2016           2017            2017*
                           -------------- ---------------- ---------------- -------------- --------------- ----------------
2020 High Watermark Fund
  Class A#................   $1,000.00       $  989.22          $ 5.67        $1,000.00       $1,019.09         $ 5.76
  Class C#................   $1,000.00       $  986.35          $ 8.87        $1,000.00       $1,015.87         $ 9.00
  Class I#................   $1,000.00       $  990.94          $ 3.36        $1,000.00       $1,021.42         $ 3.41
AIG Commodity Strategy
 Fund@+
  Class A#................   $1,000.00       $  975.99          $ 8.43        $1,000.00       $1,016.27         $ 8.60
  Class C#................   $1,000.00       $  973.68          $11.60        $1,000.00       $1,013.04         $11.83
  Class W#................   $1,000.00       $  976.29          $ 7.45        $1,000.00       $1,017.26         $ 7.60
AIG ESG Dividend Fund++
  Class A#................   $1,000.00       $1,028.00          $ 4.72        $1,000.00       $1,018.60         $ 6.26
  Class C#................   $1,000.00       $1,025.33          $ 7.17        $1,000.00       $1,015.37         $ 9.49
  Class W#................   $1,000.00       $1,028.67          $ 3.97        $1,000.00       $1,019.59         $ 5.26
AIG Focused Alpha
 Large-Cap Fund+
  Class A.................   $1,000.00       $1,157.81          $ 8.83        $1,000.00       $1,016.61         $ 8.25
  Class C.................   $1,000.00       $1,154.28          $12.29        $1,000.00       $1,013.39         $11.48
  Class W#................   $1,000.00       $1,158.80          $ 8.14        $1,000.00       $1,017.26         $ 7.60
AIG Focused Multi-Cap
 Growth Fund+
  Class A.................   $1,000.00       $1,144.97          $ 8.88        $1,000.00       $1,016.51         $ 8.35
  Class C.................   $1,000.00       $1,141.64          $12.32        $1,000.00       $1,013.29         $11.58
  Class W.................   $1,000.00       $1,146.46          $ 7.77        $1,000.00       $1,017.55         $ 7.30
AIG Global Trends Fund@+
  Class A#................   $1,000.00       $1,041.37          $ 9.46        $1,000.00       $1,015.52         $ 9.35
  Class C#................   $1,000.00       $1,038.68          $12.74        $1,000.00       $1,012.30         $12.57
  Class W#................   $1,000.00       $1,043.27          $ 8.46        $1,000.00       $1,016.51         $ 8.35
AIG Income Explorer Fund+
  Class A#................   $1,000.00       $1,082.16          $ 8.88        $1,000.00       $1,016.27         $ 8.60
  Class C#................   $1,000.00       $1,078.18          $12.21        $1,000.00       $1,013.04         $11.83
  Class W#................   $1,000.00       $1,083.27          $ 7.85        $1,000.00       $1,017.26         $ 7.60
AIG Small-Cap Fund+
  Class A#................   $1,000.00       $1,198.19          $ 9.37        $1,000.00       $1,016.27         $ 8.60
  Class C#................   $1,000.00       $1,194.19          $12.89        $1,000.00       $1,013.04         $11.83
  Class W#................   $1,000.00       $1,198.99          $ 8.29        $1,000.00       $1,017.26         $ 7.60

                           ----------



                           Annualized
                            Expense
                             Ratio*
                           ----------
2020 High Watermark Fund
  Class A#................    1.15%
  Class C#................    1.80%
  Class I#................    0.68%
AIG Commodity Strategy
 Fund@+
  Class A#................    1.72%
  Class C#................    2.37%
  Class W#................    1.52%
AIG ESG Dividend Fund++
  Class A#................    1.25%
  Class C#................    1.90%
  Class W#................    1.05%
AIG Focused Alpha
 Large-Cap Fund+
  Class A.................    1.65%
  Class C.................    2.30%
  Class W#................    1.52%
AIG Focused Multi-Cap
 Growth Fund+
  Class A.................    1.67%
  Class C.................    2.32%
  Class W.................    1.46%
AIG Global Trends Fund@+
  Class A#................    1.87%
  Class C#................    2.52%
  Class W#................    1.67%
AIG Income Explorer Fund+
  Class A#................    1.72%
  Class C#................    2.37%
  Class W#................    1.52%
AIG Small-Cap Fund+
  Class A#................    1.72%
  Class C#................    2.37%
  Class W#................    1.52%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period), except for the ESG Dividend Fund "Actual Return" information which was multiplied by 136 days then divided by 365 days.
   These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2017" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2017" and the "Annualized Expense Ratio" would have been lower.
@  Consolidated (see Note 2)
+  See Note 1
++ Commencement of operations on December 16, 2017.

        SunAmerica Specialty Series
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2017 -- (unaudited)

                                                                                             AIG          AIG
                                                                     AIG        AIG        Focused      Focused       AIG
                                                      2020 High   Commodity     ESG         Alpha      Multi-Cap     Global
                                                      Watermark   Strategy    Dividend    Large-Cap     Growth       Trends
                                                        Fund       Fund#+       Fund        Fund+        Fund+       Fund#+
                                                     ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments at value (unaffiliated)*................ $24,300,242 $12,666,170 $21,039,926 $580,264,642 $509,617,280 $        --
Repurchase agreements (cost approximates
 value).............................................   1,118,000  22,770,000          --           --           --  34,485,000
                                                     ----------- ----------- ----------- ------------ ------------ -----------
  Total investments.................................  25,418,242  35,436,170  21,039,926  580,264,642  509,617,280  34,485,000
                                                     ----------- ----------- ----------- ------------ ------------ -----------
Cash................................................         522       4,278      78,755           --        1,154       6,067
Foreign Cash*.......................................          --          --          --           --           --          --
Receivable for:
  Shares of beneficial interest sold................          --      11,329       6,000      147,866      300,562       6,929
  Dividends and interest............................           8      17,056      36,094      144,669       62,824       2,284
  Investments sold..................................          --          --          --           --           --          --
Prepaid expenses and other assets...................       7,315       7,538           4        8,956       10,004       7,281
Due from broker.....................................          --   2,680,989          --           --           --   1,909,084
Due from investment adviser for expense
 reimbursements/fee waivers.........................      72,065      72,233      53,005          561           --      48,070
Deferred offering costs.............................          --          --      96,308           --           --          --
Unrealized appreciation on forward foreign currency
 contracts..........................................          --          --          --           --           --      68,382
Variation margin on futures contracts...............          --     162,534          --           --           --      25,324
Unrealized appreciation on swap contracts...........          --       1,139          --           --           --          --
                                                     ----------- ----------- ----------- ------------ ------------ -----------
  Total assets......................................  25,498,152  38,393,266  21,310,092  580,566,694  509,991,824  36,558,421
                                                     ----------- ----------- ----------- ------------ ------------ -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed............      26,386      42,517       7,293      818,962      574,601      10,985
  Investments purchased.............................          --       3,907          --           --           --          --
  Investments purchased on an extended
   settlement basis.................................          --          --          --           --           --          --
  Payments on swap contracts........................          --     250,121          --           --           --          --
  Investment advisory and management fees...........      13,839      25,776      13,039      466,323      408,249      27,598
  Distribution and service maintenance fees.........       7,673      12,478       6,210      221,402      182,590      12,461
  Transfer agent fees and expenses..................       5,849       8,156       2,483      118,751      111,266       7,860
  Trustees' fees and expenses.......................         225         247       2,223        3,610        3,805         270
  Prudential Global Funding, Inc. (see Note 1)......       7,452          --          --           --           --          --
  Other accrued expenses............................      42,127      80,455      67,918      259,817      240,316      78,023
  Call and put options written, at value@...........          --      17,961          --           --           --          --
Unrealized depreciation on forward foreign currency
 contracts..........................................          --          --          --           --           --      50,804
Due to custodian....................................          --     273,583          --       45,550           --          --
Variation margin on futures contracts...............         280      56,521          --           --           --      29,161
                                                     ----------- ----------- ----------- ------------ ------------ -----------
  Total liabilities.................................     103,831     771,722      99,166    1,934,415    1,520,827     217,162
                                                     ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS.......................................... $25,394,321 $37,621,544 $21,210,926 $578,632,279 $508,470,997 $36,341,259
                                                     =========== =========== =========== ============ ============ ===========

                                                        AIG
                                                       Income        AIG
                                                      Explorer    Small-Cap
                                                       Fund+        Fund+
                                                     ----------- -----------
ASSETS:
Investments at value (unaffiliated)*................ $31,308,055 $55,695,075
Repurchase agreements (cost approximates
 value).............................................     227,000     223,000
                                                     ----------- -----------
  Total investments.................................  31,535,055  55,918,075
                                                     ----------- -----------
Cash................................................      47,763      26,221
Foreign Cash*.......................................      17,355          --
Receivable for:
  Shares of beneficial interest sold................     104,446     390,615
  Dividends and interest............................     154,979      17,251
  Investments sold..................................          --     406,417
Prepaid expenses and other assets...................       7,294       7,641
Due from broker.....................................          --          --
Due from investment adviser for expense
 reimbursements/fee waivers.........................      27,900      36,925
Deferred offering costs.............................          --          --
Unrealized appreciation on forward foreign currency
 contracts..........................................          --          --
Variation margin on futures contracts...............          --          --
Unrealized appreciation on swap contracts...........          --          --
                                                     ----------- -----------
  Total assets......................................  31,894,792  56,803,145
                                                     ----------- -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed............       8,692      19,339
  Investments purchased.............................       6,514     561,145
  Investments purchased on an extended
   settlement basis.................................      45,929          --
  Payments on swap contracts........................          --          --
  Investment advisory and management fees...........      25,248      44,816
  Distribution and service maintenance fees.........      10,761      15,745
  Transfer agent fees and expenses..................       6,196      10,886
  Trustees' fees and expenses.......................         123         264
  Prudential Global Funding, Inc. (see Note 1)......          --          --
  Other accrued expenses............................      35,107      46,364
  Call and put options written, at value@...........          --          --
Unrealized depreciation on forward foreign currency
 contracts..........................................          --          --
Due to custodian....................................          --          --
Variation margin on futures contracts...............          --          --
                                                     ----------- -----------
  Total liabilities.................................     138,570     698,559
                                                     ----------- -----------
NET ASSETS.......................................... $31,756,222 $56,104,586
                                                     =========== ===========

--------
#  Consolidated (see Note 2)
+  See Note 1

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2017 -- (unaudited) (continued)

                                                                                                AIG           AIG
                                                                      AIG         AIG         Focused       Focused
                                                     2020 High     Commodity      ESG          Alpha       Multi-Cap
                                                     Watermark     Strategy     Dividend     Large-Cap      Growth
                                                       Fund         Fund#+        Fund         Fund+         Fund+
                                                    -----------  ------------  ----------- ------------  ------------
NET ASSETS REPRESENTED BY:
Paid-in capital.................................... $24,433,050  $134,845,876  $20,341,280 $445,381,447  $335,547,811
Accumulated undistributed net investment income
 (loss)............................................     222,344   (12,174,987)     113,829   (3,712,335)   (7,492,423)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, written
 options contracts, swap contracts and foreign
 exchange transactions.............................  (1,077,540)  (84,060,289)      98,802    5,955,606    17,342,048
Unrealized appreciation (depreciation) on
 investments.......................................   1,816,057      (152,551)     657,015  131,007,561   163,074,268
Unrealized appreciation (depreciation) on futures
 contracts, written options contracts and swap
 contracts.........................................         410      (836,505)          --           --            --
Unrealized foreign exchange gain (loss) on other
 assets and liabilities............................          --            --           --           --          (707)
                                                    -----------  ------------  ----------- ------------  ------------
Net Assets......................................... $25,394,321  $ 37,621,544  $21,210,926 $578,632,279  $508,470,997
                                                    ===========  ============  =========== ============  ============
*Cost
  Investments (unaffiliated)....................... $22,484,185  $ 12,818,721  $20,382,911 $449,257,081  $346,543,012
                                                    ===========  ============  =========== ============  ============
  Foreign cash..................................... $        --  $         --  $        -- $         --  $         --
                                                    ===========  ============  =========== ============  ============
@Premiums received on options written.............. $        --  $     23,523  $        -- $         --  $         --
                                                    ===========  ============  =========== ============  ============

Class A (unlimited shares authorized):
Net assets......................................... $16,703,549  $ 32,898,159  $20,526,831 $452,731,756  $392,389,715
Shares of beneficial interest issued and
 outstanding.......................................   1,903,485     4,760,100    1,331,161   16,498,585    14,661,806
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge)..................................... $      8.78  $       6.91  $     15.42 $      27.44  $      26.76
Maximum sales charge (5.75% of offering
 price)............................................        0.54          0.42         0.95         1.68          1.63
                                                    -----------  ------------  ----------- ------------  ------------
Maximum offering price to public................... $      9.32  $       7.33  $     16.37 $      29.11  $      28.39
                                                    ===========  ============  =========== ============  ============
Class C (unlimited shares authorized):
Net assets......................................... $ 1,475,073  $  2,968,328  $   341,506 $114,236,901  $ 85,310,473
Shares of beneficial interest issued and
 outstanding.......................................     166,722       445,938       22,200    4,325,865     3,319,841
Net asset value, offering and redemption price per
 share (excluding any applicable contingent
 deferred sales charge)............................ $      8.85  $       6.66  $     15.38 $      26.41  $      25.70
                                                    ===========  ============  =========== ============  ============
Class I (unlimited shares authorized):
Net assets......................................... $ 7,215,699  $         --  $        -- $         --  $         --
Shares of beneficial interest issued and
 outstanding.......................................     820,803            --           --           --            --
Net asset value, offering and redemption price per
 share............................................. $      8.79  $         --  $        -- $         --  $         --
                                                    ===========  ============  =========== ============  ============
Class W (unlimited shares authorized):
Net assets......................................... $        --  $  1,755,057  $   342,589 $ 11,663,622  $ 30,770,809
Shares of beneficial interest issued and
 outstanding.......................................          --       250,726       22,200      420,583     1,136,665
Net asset value, offering and redemption price per
 share............................................. $        --  $       7.00  $     15.43 $      27.73  $      27.07
                                                    ===========  ============  =========== ============  ============

                                                        AIG          AIG
                                                       Global       Income        AIG
                                                       Trends      Explorer    Small-Cap
                                                       Fund#+       Fund+        Fund+
                                                    -----------  -----------  -----------
NET ASSETS REPRESENTED BY:
Paid-in capital.................................... $40,472,980  $31,471,150  $45,793,610
Accumulated undistributed net investment income
 (loss)............................................  (5,167,411)      84,995     (341,820)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, written
 options contracts, swap contracts and foreign
 exchange transactions.............................     857,772   (1,210,144)   1,976,386
Unrealized appreciation (depreciation) on
 investments.......................................          --    1,409,983    8,676,410
Unrealized appreciation (depreciation) on futures
 contracts, written options contracts and swap
 contracts.........................................     179,910           --           --
Unrealized foreign exchange gain (loss) on other
 assets and liabilities............................      (1,992)         238           --
                                                    -----------  -----------  -----------
Net Assets......................................... $36,341,259  $31,756,222  $56,104,586
                                                    ===========  ===========  ===========
*Cost
  Investments (unaffiliated)....................... $        --  $29,898,072  $47,018,665
                                                    ===========  ===========  ===========
  Foreign cash..................................... $        --  $    17,271  $        --
                                                    ===========  ===========  ===========
@Premiums received on options written.............. $        --  $        --  $        --
                                                    ===========  ===========  ===========

Class A (unlimited shares authorized):
Net assets......................................... $31,294,329  $26,398,589  $50,117,907
Shares of beneficial interest issued and
 outstanding.......................................   2,390,062    1,716,277    2,734,910
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge)..................................... $     13.09  $     15.38  $     18.33
Maximum sales charge (5.75% of offering
 price)............................................        0.80         0.94         1.12
                                                    -----------  -----------  -----------
Maximum offering price to public................... $     13.89  $     16.32  $     19.45
                                                    ===========  ===========  ===========
Class C (unlimited shares authorized):
Net assets......................................... $ 3,964,723  $ 4,049,966  $ 1,414,698
Shares of beneficial interest issued and
 outstanding.......................................     314,199      263,772       79,004
Net asset value, offering and redemption price per
 share (excluding any applicable contingent
 deferred sales charge)............................ $     12.62  $     15.35  $     17.91
                                                    ===========  ===========  ===========
Class I (unlimited shares authorized):
Net assets......................................... $        --  $        --  $        --
Shares of beneficial interest issued and
 outstanding.......................................          --           --           --
Net asset value, offering and redemption price per
 share............................................. $        --  $        --  $        --
                                                    ===========  ===========  ===========
Class W (unlimited shares authorized):
Net assets......................................... $ 1,082,207  $ 1,307,667  $ 4,571,981
Shares of beneficial interest issued and
 outstanding.......................................      81,637       85,026      247,850
Net asset value, offering and redemption price per
 share............................................. $     13.26  $     15.38  $     18.45
                                                    ===========  ===========  ===========

--------
#  Consolidated (see Note 2)
+  See Note 1

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2017 -- (unaudited)

                                                                                          AIG         AIG
                                                                   AIG        AIG       Focused     Focused       AIG
                                                     2020 High  Commodity     ESG        Alpha     Multi-Cap     Global
                                                     Watermark  Strategy    Dividend   Large-Cap    Growth       Trends
                                                       Fund      Fund#+       Fund       Fund+       Fund+       Fund#+
                                                     ---------  ---------  ---------  ----------  -----------  ---------
INVESTMENT INCOME:
Dividends (unaffiliated)............................ $      --  $      --  $ 189,039  $4,023,155  $ 1,981,331  $      --
Interest (unaffiliated).............................   476,560    108,316         56       2,706        5,845     93,885
                                                     ---------  ---------  ---------  ----------  -----------  ---------
   Total investment income*.........................   476,560    108,316    189,095   4,025,861    1,987,176     93,885
                                                     ---------  ---------  ---------  ----------  -----------  ---------
EXPENSES:
  Investment advisory and management fees...........    86,870    239,471     44,823   2,760,134    2,386,523    245,697
  Distribution and service maintenance fees:
   Class A..........................................    31,229     61,016     20,042     757,257      646,469     55,446
   Class C..........................................     8,078     16,496      1,250     550,016      401,933     21,243
  Service fees:
   Class I..........................................     9,086         --         --          --           --         --
   Class W..........................................        --      1,381        188       6,978       20,631        890
  Transfer agent fees and expenses:
   Class A..........................................    21,698     40,607     14,175     522,159      460,559     37,320
   Class C..........................................     2,320      4,457      1,515     127,872       97,548      5,451
   Class I..........................................     8,407         --         --          --           --         --
   Class W..........................................        --      2,480      1,482      10,424       30,258      1,735
  Registration fees:
   Class A..........................................     6,349     11,465      1,338       8,804        7,637      5,897
   Class C..........................................     3,996      5,886      1,065       3,513        4,750      3,864
   Class I..........................................     5,201         --         --          --           --         --
   Class W..........................................        --      5,755      1,133       4,205        4,006      3,755
  Custodian and accounting fees.....................    12,358     65,708     10,578      29,182       25,774     37,470
  Reports to shareholders...........................     8,102      8,519     10,512      77,518       65,997      7,889
  Audit and tax fees................................    22,421     30,883     18,631      19,836       19,052     27,243
  Legal fees........................................    21,133     25,692      4,795      14,119       12,317     18,099
  Fees paid to Prudential Global Funding, Inc (see
   Note 1)..........................................    46,776         --         --          --           --         --
  Trustees' fees and expenses.......................       545        784      2,335      10,351        9,644        731
  Deferred offering costs...........................        --         --     50,628          --           --         --
  Interest expense..................................         1        343         --          28        4,886      3,348
  Other expenses....................................    14,969     14,942      9,123      12,100       11,865     14,525
                                                     ---------  ---------  ---------  ----------  -----------  ---------
   Total expenses before fee waivers, expense
    reimbursements, expense recoupments and fees
    paid indirectly.................................   309,539    535,885    193,613   4,914,496    4,209,849    490,603
   Net fees waived and expenses (reimbursed)
    recouped by investment advisor (see Note 4).....  (167,511)  (182,600)  (118,347)       (200)          --   (131,289)
   Fees paid indirectly (see Note 9)................        --         --         --      (5,093)     (10,344)        --
                                                     ---------  ---------  ---------  ----------  -----------  ---------
   Net expenses.....................................   142,028    353,285     75,266   4,909,203    4,199,505    359,314
                                                     ---------  ---------  ---------  ----------  -----------  ---------
Net investment income (loss)........................   334,532   (244,969)   113,829    (883,342)  (2,212,329)  (265,429)
                                                     ---------  ---------  ---------  ----------  -----------  ---------

                                                       AIG
                                                      Income      AIG
                                                     Explorer  Small-Cap
                                                      Fund+      Fund+
                                                     --------  ---------
INVESTMENT INCOME:
Dividends (unaffiliated)............................ $741,502  $ 287,637
Interest (unaffiliated).............................  150,421        218
                                                     --------  ---------
   Total investment income*.........................  891,923    287,855
                                                     --------  ---------
EXPENSES:
  Investment advisory and management fees...........  136,859    250,132
  Distribution and service maintenance fees:
   Class A..........................................   40,307     82,623
   Class C..........................................   17,897      5,529
  Service fees:
   Class I..........................................       --         --
   Class W..........................................      570      1,281
  Transfer agent fees and expenses:
   Class A..........................................   26,413     53,981
   Class C..........................................    4,213      1,822
   Class I..........................................       --         --
   Class W..........................................    1,237      2,305
  Registration fees:
   Class A..........................................    8,395      7,692
   Class C..........................................    4,256      3,446
   Class I..........................................       --         --
   Class W..........................................    3,488      3,095
  Custodian and accounting fees.....................   12,776     41,577
  Reports to shareholders...........................    6,086      5,105
  Audit and tax fees................................   25,715     20,991
  Legal fees........................................    6,829      7,511
  Fees paid to Prudential Global Funding, Inc (see
   Note 1)..........................................       --         --
  Trustees' fees and expenses.......................      484        934
  Deferred offering costs...........................       --         --
  Interest expense..................................       --         15
  Other expenses....................................   15,459     27,068
                                                     --------  ---------
   Total expenses before fee waivers, expense
    reimbursements, expense recoupments and fees
    paid indirectly.................................  310,984    515,107
   Net fees waived and expenses (reimbursed)
    recouped by investment advisor (see Note 4).....  (64,714)   (82,993)
   Fees paid indirectly (see Note 9)................       --         --
                                                     --------  ---------
   Net expenses.....................................  246,270    432,114
                                                     --------  ---------
Net investment income (loss)........................  645,653   (144,259)
                                                     --------  ---------

--------
#  Consolidated (see Note 2)
+  See Note 1

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2017 -- (unaudited) (continued)

                                                                                           AIG          AIG
                                                                      AIG       AIG      Focused      Focused       AIG
                                                        2020 High  Commodity    ESG       Alpha      Multi-Cap     Global
                                                        Watermark  Strategy   Dividend  Large-Cap     Growth       Trends
                                                          Fund      Fund#+      Fund      Fund+        Fund+       Fund#+
                                                        ---------  ---------  -------- -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated)........................................ $ 241,825  $ (19,571) $ 98,802 $ 6,550,676  $17,519,474  $       --
Net realized gain (loss) on futures contracts, written
 options contracts and swap contracts..................    11,137   (271,255)       --          --           --   1,214,698
Net realized foreign exchange gain (loss) on other
 assets and liabilities................................        --         --        --      (2,192)          --     143,227
                                                        ---------  ---------  -------- -----------  -----------  ----------
Net realized gain (loss) on investments and foreign
 currencies............................................   252,962   (290,826)   98,802   6,548,484   17,519,474   1,357,925
                                                        ---------  ---------  -------- -----------  -----------  ----------
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated)............................  (898,668)     7,080   657,015  75,202,053   50,152,226          --
Change in unrealized appreciation (depreciation) on
 futures contracts, written options contracts and
 swap contracts........................................     3,010   (400,411)       --          --           --     362,877
Change in unrealized foreign exchange gain (loss)
 on other assets and liabilities.......................        --         --        --          --          (31)     78,915
                                                        ---------  ---------  -------- -----------  -----------  ----------
Net unrealized gain (loss) on investments and
 foreign currencies....................................  (895,658)  (393,331)  657,015  75,202,053   50,152,195     441,792
                                                        ---------  ---------  -------- -----------  -----------  ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies....................  (642,696)  (684,157)  755,817  81,750,537   67,671,669   1,799,717
                                                        ---------  ---------  -------- -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............................. $(308,164) $(929,126) $869,646 $80,867,195  $65,459,340  $1,534,288
                                                        =========  =========  ======== ===========  ===========  ==========
* Net of foreign withholding taxes on interest and
 dividends of.......................................... $      --  $      --  $     -- $    96,222  $     4,796  $       --
                                                        =========  =========  ======== ===========  ===========  ==========

                                                           AIG
                                                          Income        AIG
                                                         Explorer    Small-Cap
                                                          Fund+        Fund+
                                                        ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated)........................................ $  111,244  $2,304,222
Net realized gain (loss) on futures contracts, written
 options contracts and swap contracts..................         --          --
Net realized foreign exchange gain (loss) on other
 assets and liabilities................................     (1,931)       (164)
                                                        ----------  ----------
Net realized gain (loss) on investments and foreign
 currencies............................................    109,313   2,304,058
                                                        ----------  ----------
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated)............................  1,428,437   6,619,729
Change in unrealized appreciation (depreciation) on
 futures contracts, written options contracts and
 swap contracts........................................         --          --
Change in unrealized foreign exchange gain (loss)
 on other assets and liabilities.......................       (273)         --
                                                        ----------  ----------
Net unrealized gain (loss) on investments and
 foreign currencies....................................  1,428,164   6,619,729
                                                        ----------  ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies....................  1,537,477   8,923,787
                                                        ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............................. $2,183,130  $8,779,528
                                                        ==========  ==========
* Net of foreign withholding taxes on interest and
 dividends of.......................................... $    8,948  $    1,750
                                                        ==========  ==========

--------
#  Consolidated (see Note 2)
+  See Note 1

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                   AIG Commodity           AIG ESG
                                                  2020 High Watermark Fund       Strategy Fund#++       Dividend Fund
                                                  ------------------------  --------------------------  -------------
                                                                                                           For the
                                                                                                           period
                                                    For the                    For the                  December 16,
                                                  six months                 six months                     2016@
                                                     ended       For the        ended        For the       through
                                                   April 30,   year ended     April 30,    year ended     April 30,
                                                     2017      October 31,      2017       October 31,      2017
                                                  (unaudited)     2016       (unaudited)      2016       (unaudited)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)................... $   334,532  $   702,387  $   (244,969) $   (600,635)  $   113,829
  Net realized gain (loss) on investments and
   foreign currencies............................     252,962      942,641      (290,826)     (641,386)       98,802
  Net unrealized gain (loss) on investments and
   foreign currencies............................    (895,658)  (1,042,408)     (393,331)     (633,390)      657,015
                                                  -----------  -----------  ------------  ------------   -----------
Net increase (decrease) in net assets resulting
 from operations.................................    (308,164)     602,620      (929,126)   (1,875,411)      869,646
                                                  -----------  -----------  ------------  ------------   -----------
Distributions to shareholders from:
  Net investment income (Class A)................    (454,059)    (502,862)           --            --            --
  Net investment income (Class C)................     (21,330)     (56,987)           --            --            --
  Net investment income (Class I)................    (217,503)    (234,154)           --            --            --
  Net investment income (Class W)................          --           --            --            --            --
  Net realized gain on securities (Class A)......          --           --            --            --            --
  Net realized gain on securities (Class C)......          --           --            --            --            --
  Net realized gain on securities (Class I)......          --           --            --            --            --
  Net realized gain on securities (Class W)......          --           --            --            --            --
                                                  -----------  -----------  ------------  ------------   -----------
Total distributions to shareholders..............    (692,892)    (794,003)           --            --            --
                                                  -----------  -----------  ------------  ------------   -----------
Net increase (decrease) in net assets resulting
 from capital share transactions (see
 Note 7).........................................  (1,931,891)  (5,007,699)   (2,113,539)   (1,182,824)   20,341,280
                                                  -----------  -----------  ------------  ------------   -----------
Total increase (decrease) in net assets..........  (2,932,947)  (5,199,082)   (3,042,665)   (3,058,235)   21,210,926

NET ASSETS:
Beginning of period..............................  28,327,268   33,526,350    40,664,209    43,722,444            --
                                                  -----------  -----------  ------------  ------------   -----------
End of period+................................... $25,394,321  $28,327,268  $ 37,621,544  $ 40,664,209   $21,210,926
                                                  ===========  ===========  ============  ============   ===========
+ Includes accumulated undistributed net
 investment income (loss)........................ $   222,344  $   580,704  $(12,174,987) $(11,930,018)  $   113,829
                                                  ===========  ===========  ============  ============   ===========

                                                       AIG Focused Alpha
                                                        Large-Cap Fund++
                                                  ---------------------------


                                                     For the
                                                   six months
                                                      ended        For the
                                                    April 30,    year ended
                                                      2017       October 31,
                                                   (unaudited)      2016
                                                  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)................... $   (883,342) $  (3,383,231)
  Net realized gain (loss) on investments and
   foreign currencies............................    6,548,484     14,625,472
  Net unrealized gain (loss) on investments and
   foreign currencies............................   75,202,053    (20,033,569)
                                                  ------------  -------------
Net increase (decrease) in net assets resulting
 from operations.................................   80,867,195     (8,791,328)
                                                  ------------  -------------
Distributions to shareholders from:
  Net investment income (Class A)................           --             --
  Net investment income (Class C)................           --             --
  Net investment income (Class I)................           --             --
  Net investment income (Class W)................           --             --
  Net realized gain on securities (Class A)......           --    (47,456,936)
  Net realized gain on securities (Class C)......           --    (12,349,233)
  Net realized gain on securities (Class I)......           --             --
  Net realized gain on securities (Class W)......           --     (1,214,309)
                                                  ------------  -------------
Total distributions to shareholders..............           --    (61,020,478)
                                                  ------------  -------------
Net increase (decrease) in net assets resulting
 from capital share transactions (see
 Note 7).........................................  (30,011,865)   (38,126,080)
                                                  ------------  -------------
Total increase (decrease) in net assets..........   50,855,330   (107,937,886)

NET ASSETS:
Beginning of period..............................  527,776,949    635,714,835
                                                  ------------  -------------
End of period+................................... $578,632,279  $ 527,776,949
                                                  ============  =============
+ Includes accumulated undistributed net
 investment income (loss)........................ $ (3,712,335) $  (2,828,993)
                                                  ============  =============

#  Consolidated (see Note 2)
@  Commencement of operations.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                    AIG Focused Multi-Cap         AIG Global Trends        AIG Income Explorer
                                                        Growth Fund++                  Fund#++                   Fund++
                                                 ---------------------------  ------------------------  ------------------------
                                                    For the                     For the                   For the
                                                  six months                  six months                six months
                                                     ended        For the        ended       For the       ended       For the
                                                   April 30,    year ended     April 30,   year ended    April 30,   year ended
                                                     2017       October 31,      2017      October 31,     2017      October 31,
                                                  (unaudited)      2016       (unaudited)     2016      (unaudited)     2016
                                                 ------------  -------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................. $ (2,212,329) $  (6,100,223) $  (265,429) $  (680,984) $   645,653  $ 1,134,520
  Net realized gain (loss) on investments and
   foreign currencies...........................   17,519,474      7,833,917    1,357,925     (540,453)     109,313     (453,831)
  Net unrealized gain (loss) on investments
   and foreign currencies.......................   50,152,195       (486,597)     441,792     (225,867)   1,428,164    1,606,841
                                                 ------------  -------------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
 from operations................................   65,459,340      1,247,097    1,534,288   (1,447,304)   2,183,130    2,287,530
                                                 ------------  -------------  -----------  -----------  -----------  -----------
Distributions to shareholders from:
  Net investment income (Class A)...............           --             --           --           --     (470,465)  (1,051,823)
  Net investment income (Class C)...............           --             --           --           --      (61,420)    (115,078)
  Net investment income (Class I)...............           --             --           --           --           --           --
  Net investment income (Class W)...............           --             --           --           --      (16,693)     (18,459)
  Net realized gain on securities (Class A).....   (5,975,560)   (52,919,947)          --   (1,255,530)          --           --
  Net realized gain on securities (Class C).....   (1,357,932)   (12,328,178)          --     (290,908)          --           --
  Net realized gain on securities (Class I).....           --             --           --           --           --           --
  Net realized gain on securities (Class W).....     (426,999)    (4,912,153)          --      (98,364)          --           --
                                                 ------------  -------------  -----------  -----------  -----------  -----------
Total distributions to shareholders.............   (7,760,491)   (70,160,278)          --   (1,644,802)    (548,578)  (1,185,360)
                                                 ------------  -------------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (see Note 7)...................................  (30,918,872)   (47,100,356)  (3,525,623)    (780,879)   4,115,022    1,322,644
                                                 ------------  -------------  -----------  -----------  -----------  -----------
Total increase (decrease) in net assets.........   26,779,977   (116,013,537)  (1,991,335)  (3,872,985)   5,749,574    2,424,814

NET ASSETS:
Beginning of period.............................  481,691,020    597,704,557   38,332,594   42,205,579   26,006,648   23,581,834
                                                 ------------  -------------  -----------  -----------  -----------  -----------
End of period+.................................. $508,470,997  $ 481,691,020  $36,341,259  $38,332,594  $31,756,222  $26,006,648
                                                 ============  =============  ===========  ===========  ===========  ===========
+ Includes accumulated undistributed net
 investment income (loss)....................... $ (7,492,423) $  (5,280,094) $(5,167,411) $(4,901,982) $    84,995  $   (12,080)
                                                 ============  =============  ===========  ===========  ===========  ===========

                                                   AIG Small-Cap Fund++
                                                 ------------------------
                                                   For the
                                                 six months
                                                    ended       For the
                                                  April 30,   year ended
                                                    2017      October 31,
                                                 (unaudited)     2016
                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................. $  (144,259) $  (316,182)
  Net realized gain (loss) on investments and
   foreign currencies...........................   2,304,058    1,329,510
  Net unrealized gain (loss) on investments
   and foreign currencies.......................   6,619,729    1,123,238
                                                 -----------  -----------
Net increase (decrease) in net assets resulting
 from operations................................   8,779,528    2,136,566
                                                 -----------  -----------
Distributions to shareholders from:
  Net investment income (Class A)...............          --           --
  Net investment income (Class C)...............          --           --
  Net investment income (Class I)...............          --           --
  Net investment income (Class W)...............          --           --
  Net realized gain on securities (Class A).....  (1,389,064)  (3,889,649)
  Net realized gain on securities (Class C).....     (29,030)     (47,092)
  Net realized gain on securities (Class I).....          --           --
  Net realized gain on securities (Class W).....     (13,932)     (24,229)
                                                 -----------  -----------
Total distributions to shareholders.............  (1,432,026)  (3,960,970)
                                                 -----------  -----------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (see Note 7)...................................   4,866,654   (6,725,322)
                                                 -----------  -----------
Total increase (decrease) in net assets.........  12,214,156   (8,549,726)

NET ASSETS:
Beginning of period.............................  43,890,430   52,440,156
                                                 -----------  -----------
End of period+.................................. $56,104,586  $43,890,430
                                                 ===========  ===========
+ Includes accumulated undistributed net
 investment income (loss)....................... $  (341,820) $  (197,561)
                                                 ===========  ===========

#  Consolidated (see Note 2)
@  Commencement of operations.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        Class A
                                                                        -------
10/31/12       $9.46     $0.19      $ 0.46      $ 0.65     $(0.19)       $--      $(0.19) $9.92     6.96%  $33,009     1.42%
10/31/13        9.92      0.20       (0.56)      (0.36)     (0.21)        --       (0.21)  9.35    (3.70)   27,131     1.34
10/31/14        9.35      0.20       (0.14)       0.06      (0.21)        --       (0.21)  9.20     0.78    24,155     1.36
10/31/15        9.20      0.20       (0.03)       0.17      (0.22)        --       (0.22)  9.15     1.86    21,636     1.32
10/31/16        9.15      0.20       (0.03)       0.17      (0.22)        --       (0.22)  9.10     1.93    18,792     1.21
04/30/17(5)     9.10      0.11       (0.21)      (0.10)     (0.22)        --       (0.22)  8.78    (1.08)   16,704     1.15(4)
                                                                        Class C
                                                                        -------
10/31/12       $9.38     $0.12      $ 0.46      $ 0.58     $(0.13)       $--      $(0.13) $9.83     6.22%  $14,123     2.07%
10/31/13        9.83      0.13       (0.55)      (0.42)     (0.13)        --       (0.13)  9.28    (4.29)    8,230     1.99
10/31/14        9.28      0.14       (0.13)       0.01      (0.13)        --       (0.13)  9.16     0.13     5,001     2.01
10/31/15        9.16      0.14       (0.03)       0.11      (0.14)        --       (0.14)  9.13     1.22     3,636     1.97
10/31/16        9.13      0.15       (0.04)       0.11      (0.15)        --       (0.15)  9.09     1.21     1,922     1.87
04/30/17(5)     9.09      0.08       (0.20)      (0.12)     (0.12)        --       (0.12)  8.85    (1.37)    1,475     1.80(4)
                                                                        Class I
                                                                        -------
10/31/12       $9.50     $0.23      $ 0.47      $ 0.70     $(0.23)       $--      $(0.23) $9.97     7.47%  $16,415     0.95%
10/31/13        9.97      0.24       (0.55)      (0.31)     (0.26)        --       (0.26)  9.40    (3.22)   12,377     0.87
10/31/14        9.40      0.24       (0.13)       0.11      (0.26)        --       (0.26)  9.25     1.31    10,090     0.89
10/31/15        9.25      0.24       (0.03)       0.21      (0.26)        --       (0.26)  9.20     2.36     8,254     0.85
10/31/16        9.20      0.25       (0.05)       0.20      (0.26)        --       (0.26)  9.14     2.33     7,614     0.74
04/30/17(5)     9.14      0.13       (0.21)      (0.08)     (0.27)        --       (0.27)  8.79    (0.91)    7,216     0.68(4)

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------





    1.91%         0%
    2.04          0
    2.17          0
    2.18          0
    2.22          0
    2.41(4)       0


    1.26%         0%
    1.38          0
    1.52          0
    1.53          0
    1.57          0
    1.76(4)       0


    2.38%         0%
    2.51          0
    2.64          0
    2.65          0
    2.70          0
    2.89(4)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/12 10/31/13 10/31/14 10/31/15 10/31/16 04/30/17(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.41%    0.56%    0.61%    0.78%    0.96%       1.11%
2020 High Watermark Fund Class C........   0.45     0.61     0.75     1.01     1.42        1.57
2020 High Watermark Fund Class I........   0.80     0.94     1.03     1.22     1.41        1.54

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                    Net gain
                                    (loss) on
                 Net               investments                                              Net                 Net
                Asset                 (both               Dividends  Distributions         Asset              Assets
                Value      Net      realized   Total from  from net      from       Total  Value              end of
              beginning investment     and     investment investment net realized  Distri- end of   Total     period
..Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2)   (000's)
------------  --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------

                                                               AIG COMMODITY STRATEGY FUND#+
                                                               -----------------------------
                                                                          Class A
                                                                          -------
  10/31/12     $10.75     $(0.09)    $(1.47)     $(1.56)    $(0.10)     $(0.37)    $(0.47) $8.72   (15.28)%   $181,487
  10/31/13       8.72      (0.08)     (0.75)      (0.83)        --          --         --   7.89    (9.52)      65,418
  10/31/14       7.89      (0.07)     (0.08)      (0.15)        --          --         --   7.74    (1.90)(6)   45,829
  10/31/15       7.74      (0.09)     (0.25)      (0.34)        --          --         --   7.40    (4.39)      35,472
  10/31/16       7.40      (0.10)     (0.22)      (0.32)        --          --         --   7.08    (4.32)      35,228
  04/30/17(8)    7.08      (0.04)     (0.13)      (0.17)        --          --         --   6.91    (2.40)      32,898
                                                                          Class C
                                                                          -------
  10/31/12     $10.65     $(0.15)    $(1.47)     $(1.62)    $(0.03)     $(0.37)    $(0.40) $8.63   (15.90)%   $ 44,446
  10/31/13       8.63      (0.13)     (0.73)      (0.86)        --          --         --   7.77    (9.97)(5)   14,198
  10/31/14       7.77      (0.13)     (0.06)      (0.19)        --          --         --   7.58    (2.45)(6)    9,153
  10/31/15       7.58      (0.13)     (0.25)      (0.38)        --          --         --   7.20    (5.01)       5,272
  10/31/16       7.20      (0.14)     (0.22)      (0.36)        --          --         --   6.84    (5.00)       3,478
  04/30/17(8)    6.84      (0.06)     (0.12)      (0.18)        --          --         --   6.66    (2.63)       2,968
                                                                          Class W
                                                                          -------
  10/31/12     $10.77     $(0.07)    $(1.47)     $(1.54)    $(0.12)     $(0.37)    $(0.49) $8.74   (15.07)%   $ 48,004
  10/31/13       8.74      (0.06)     (0.74)      (0.80)        --          --         --   7.94    (9.15)(5)    9,066
  10/31/14       7.94      (0.06)     (0.08)      (0.14)        --          --         --   7.80    (1.76)(6)    9,977
  10/31/15       7.80      (0.07)     (0.26)      (0.33)        --          --         --   7.47    (4.23)       2,979
  10/31/16       7.47      (0.09)     (0.21)      (0.30)        --          --         --   7.17    (4.02)       1,958
  04/30/17(8)    7.17      (0.04)     (0.13)      (0.17)        --          --         --   7.00    (2.37)       1,755

                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------





    1.68%         (0.94)%      95%
    1.72          (0.94)       57
    1.72          (0.91)       16
    1.72          (1.12)       54
    1.72          (1.40)       50
    1.72(7)       (1.18)(7)     0


    2.37%         (1.62)%      95%
    2.30(4)       (1.52)       57
    2.37          (1.56)       16
    2.37          (1.77)       54
    2.37          (2.06)       50
    2.37(7)       (1.83)(7)     0


    1.51%         (0.75)%      95%
    1.43(4)       (0.63)       57
    1.52          (0.73)       16
    1.52          (0.91)       54
    1.52          (1.21)       50
    1.52(7)       (0.98)(7)     0

--------
#  Consolidated (see Note 2)
+  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/12 10/31/13 10/31/14 10/31/15 10/31/16 04/30/17(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Commodity Strategy Fund Class A.........   0.22%    0.42%    0.49%    0.82%    0.85%       0.86%
Commodity Strategy Fund Class C.........   0.21     0.53     0.59     0.92     1.21        1.18
Commodity Strategy Fund Class W.........   0.21     0.56     0.65     0.84     1.48        1.46

(4)Includes a reimbursement of expenses from a prior year of 0.07% and 0.09% for Class C and Class W, respectively.
(5)The Fund's performance figure was increased by 0.11% and 0.23% for Class C and Class W, respectively, for a reimbursement of expenses from a prior year.
(6)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(7)Annualized
(8)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                 AIG ESG DIVIDEND FUND
                                                                 ---------------------
                                                                        Class A
                                                                        -------
 12/16/16@-
 4/30/17(5)   $15.00     $0.10       $0.32      $0.42       $--          $--        $--   $15.42   2.80%   $20,527     1.25%(3)
                                                                        Class C
                                                                        -------
 12/16/16@-
 4/30/17(5)   $15.00     $0.06       $0.32      $0.38       $--          $--        $--   $15.38   2.53%   $   342     1.90%(3)
                                                                        Class W
                                                                        -------
 12/16/16@-
 4/30/17(5)   $15.00     $0.11       $0.32      $0.43       $--          $--        $--   $15.43   2.87%   $   343     1.05%(3)

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(4) Turnover
------------- ---------






    1.92%(3)      7%



    1.09%(3)      7%



    1.94%(3)      7%

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                                     04/30/17(3)(5)
                                                     --------------
            ESG Dividend Fund Class A...............      1.63%
            ESG Dividend Fund Class C...............      9.98
            ESG Dividend Fund Class W...............     10.00

(5)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                     Net gain
                                     (loss) on
                 Net                investments                                                    Net       Net
                Asset      Net         (both                  Distributions Distributions         Asset     Asset     Market
                Value   investment   realized      Total from   from net      from net     Total  Value     Value     Value
              beginning   income        and        investment  investment     realized    Distri- end of    Total     end of
Period Ended  of period  (loss)@    unrealized)    operations    income         gains     butions period    Return    period
------------- --------- ---------- -----------     ---------- ------------- ------------- ------- ------ ------       ------

                                                                           AIG FOCUSED ALPHA LARGE-CAP FUND+#
                                                                           ---------------------------------
                                                                                         Class A
                                                                                         -------
12/31/11       $17.58     $(0.01)    $(0.27)         $(0.28)     $(0.03)       $(0.70)    $(0.73) $16.57 (1.50)%(1)   $16.22
01/01/12-
10/31/12        16.57      (0.07)      2.75(4)(10)     2.68          --            --         --   19.25 16.17(8)(9)      --
10/31/13        19.25      (0.08)      6.06(4)         5.98          --         (0.86)     (0.86)  24.37 32.50(8)         --
10/31/14        24.37      (0.12)      4.47            4.35          --         (1.27)     (1.27)  27.45 18.66(8)         --
10/31/15        27.45      (0.11)      0.86            0.75          --         (1.64)     (1.64)  26.56  2.98(8)         --
10/31/16        26.56      (0.11)     (0.14)          (0.25)         --         (2.61)     (2.61)  23.70 (0.91)(8)        --
04/30/17(11)    23.70      (0.02)      3.76            3.74          --            --         --   27.44 15.78(8)         --
                                                                                         Class C
                                                                                         -------
01/24/12*-
10/31/12       $17.59     $(0.19)    $ 1.77(4)(10)   $ 1.58      $   --        $   --     $   --  $19.17  8.98%(8)(9) $   --
10/31/13        19.17      (0.19)      5.99(4)         5.80          --         (0.86)     (0.86)  24.11 31.66(8)         --
10/31/14        24.11      (0.28)      4.40            4.12          --         (1.27)     (1.27)  26.96 17.87(8)         --
10/31/15        26.96      (0.28)      0.85            0.57          --         (1.64)     (1.64)  25.89  2.33(8)         --
10/31/16        25.89      (0.26)     (0.14)          (0.40)         --         (2.61)     (2.61)  22.88 (1.58)(8)        --
04/30/17(11)    22.88      (0.10)      3.63            3.53          --            --         --   26.41 15.43(8)         --
                                                                                         Class W
                                                                                         -------
01/24/12*-
10/31/12       $17.59     $(0.02)    $ 1.72(4)(10)   $ 1.70      $   --        $   --     $   --  $19.29  9.66%(8)(9) $   --
10/31/13        19.29      (0.07)      6.12(4)         6.05          --         (0.86)     (0.86)  24.48 32.80(8)         --
10/31/14        24.48      (0.08)      4.48            4.40          --         (1.27)     (1.27)  27.61 18.78(8)         --
10/31/15        27.61      (0.08)      0.88            0.80          --         (1.64)     (1.64)  26.77  3.15(8)         --
10/31/16        26.77      (0.08)     (0.15)          (0.23)         --         (2.61)     (2.61)  23.93 (0.82)(8)        --
04/30/17(11)    23.93      (0.01)      3.81            3.80          --            --         --   27.73 15.88(8)         --

                                                       Ratio
                                                      of net
                                                    investment
               Market   Net Assets   Ratio of         income
               Value      end of     expenses        (loss) to
               Total      period    to average        average    Portfolio
Period Ended   Return    (000's)   net assets(3)   net assets(3) Turnover
------------- ------    ---------- -------------   ------------- ---------

                                                                           AIG FOCUSED ALPHA LARGE-CAP FUND+#
                                                                           ---------------------------------
                                                                                         Class A
                                                                                         -------
12/31/11       7.55%(2)  $120,019      1.56%       (0.08)%          115%
01/01/12-
10/31/12         --       225,787      1.72(6)(7)  (0.45)(6)(7)     154(5)
10/31/13         --       521,938      1.72(6)     (0.38)(6)        124(5)
10/31/14         --       525,359      1.66(6)     (0.46)(6)         57
10/31/15         --       495,598      1.66        (0.43)            82
10/31/16         --       413,090      1.67        (0.47)            38
04/30/17(11)     --       452,732      1.65(7)     (0.19)(7)         29
                                                                                         Class C
                                                                                         -------
01/24/12*-
10/31/12        -- %     $ 32,358      2.37%(6)(7) (1.32)%(6)(7)    154%(5)
10/31/13         --       118,963      2.37(6)     (1.04)(6)        124(5)
10/31/14         --       126,687      2.32(6)     (1.12)(6)         57
10/31/15         --       123,641      2.31        (1.08)            82
10/31/16         --       106,319      2.32        (1.12)            38
04/30/17(11)     --       114,237      2.30(7)     (0.84)(7)         29
                                                                                         Class W
                                                                                         -------
01/24/12*-
10/31/12        -- %     $    353      1.52%(6)(7) (0.12)%(6)(7)    154%(5)
10/31/13         --         2,490      1.52(6)     (0.32)(6)        124(5)
10/31/14         --         8,109      1.52(6)     (0.31)(6)         57
10/31/15         --        16,475      1.52(6)     (0.29)(6)         82
10/31/16         --         8,368      1.52(6)     (0.31)(6)         38
04/30/17(11)     --        11,664      1.52(6)(7)  (0.09)(6)(7)      29

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, the period ended 12/31/11 has been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding.
#  See Note 1
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                     12/31/11 10/31/12(7) 10/31/13 10/31/14 10/31/15 10/31/16 04/30/17(7)(11)
                                     -------- ----------- -------- -------- -------- -------- ---------------
Focused Alpha Large-Cap Fund Class A   0.00%     0.00%      0.00%    0.00%    0.00%    0.00%       0.00%
Focused Alpha Large-Cap Fund
 Class C............................    N/A      0.01%      0.00     0.00     0.00     0.00        0.00
Focused Alpha Large-Cap Fund
 Class W............................    N/A      0.00%      0.00     0.00     0.00     0.00        0.00

(4)Includes the effect of a merger.
(5)Excludes purchases/sales due to fund merger.
(6)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/12(7) 10/31/13 10/31/14 10/31/15 10/31/16 04/30/17(7)(11)
                                         ----------- -------- -------- -------- -------- ---------------
Focused Alpha Large-Cap Fund Class A....     0.05%     0.00%   (0.01)%    -- %     -- %        -- %
Focused Alpha Large-Cap Fund Class C....     0.26      0.03    (0.02)      --       --          --
Focused Alpha Large-Cap Fund Class W....    12.82      1.13     0.13     0.02     0.08        0.00

(7)Annualized.
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               Focused Alpha Large-Cap Fund Class A....   0.66%
               Focused Alpha Large-Cap Fund Class C....   0.63
               Focused Alpha Large-Cap Fund Class W....   0.63

(10)Includes redemption fees of $0.11 per share.
(11)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                    Net gain
                                    (loss) on
                Net                investments                                                    Net       Net
               Asset      Net         (both                  Distributions Distributions         Asset     Asset     Market
               Value   investment   realized      Total from   from net      from net     Total  Value     Value     Value
             beginning   income        and        investment  investment     realized    Distri- end of    Total     end of
Period Ended of period  (loss)@    unrealized)    operations    income         gains     butions period    Return    period
------------ --------- ---------- -----------     ---------- ------------- ------------- ------- ------ ------       ------

                                                                           AIG FOCUSED MULTI-CAP GROWTH FUND+#
                                                                           ----------------------------------
                                                                                         Class A
                                                                                         -------
12/31/11      $19.55     $(0.10)    $(0.30)         $(0.40)       $--         $(0.48)    $(0.48) $18.67 (2.02)%(1)   $18.28
01/01/12-
10/31/12       18.67      (0.01)      2.86(4)(10)     2.85         --             --         --   21.52 15.27(8)(9)      --
10/31/13       21.52      (0.19)      5.95(4)         5.76         --          (2.50)     (2.50)  24.78 30.45(8)         --
10/31/14       24.78      (0.28)      3.77            3.49         --          (1.05)     (1.05)  27.22 14.70(8)         --
10/31/15       27.22      (0.26)      0.73            0.47         --          (0.84)     (0.84)  26.85  1.87(8)         --
10/31/16       26.85      (0.25)      0.43            0.18         --          (3.27)     (3.27)  23.76  0.75(8)         --
04/30/17(11)   23.76      (0.10)      3.49            3.39         --          (0.39)     (0.39)  26.76 14.50(8)         --
                                                                                         Class C
                                                                                         -------
01/24/12*-
10/31/12      $19.69     $ 0.03     $ 1.70(4)(10)   $ 1.73        $--         $   --     $   --  $21.42  8.79%(8)(9) $   --
10/31/13       21.42      (0.33)      5.91(4)         5.58         --          (2.50)     (2.50)  24.50 29.66(8)         --
10/31/14       24.50      (0.45)      3.71            3.26         --          (1.05)     (1.05)  26.71 13.90(8)         --
10/31/15       26.71      (0.43)      0.71            0.28         --          (0.84)     (0.84)  26.15  1.17(8)         --
10/31/16       26.15      (0.39)      0.41            0.02         --          (3.27)     (3.27)  22.90  0.09(8)         --
04/30/17(11)   22.90      (0.18)      3.37            3.19         --          (0.39)     (0.39)  25.70 14.16(8)         --
                                                                                         Class W
                                                                                         -------
01/24/12*-
10/31/12      $19.69     $ 0.10     $ 1.76(4)(10)   $ 1.86        $--         $   --     $   --  $21.55  9.45%(8)(9) $   --
10/31/13       21.55      (0.18)      6.01(4)         5.83         --          (2.50)     (2.50)  24.88 30.76(8)         --
10/31/14       24.88      (0.24)      3.78            3.54         --          (1.05)     (1.05)  27.37 14.85(8)         --
10/31/15       27.37      (0.21)      0.73            0.52         --          (0.84)     (0.84)  27.05  2.05(8)         --
10/31/16       27.05      (0.21)      0.43            0.22         --          (3.27)     (3.27)  24.00  0.91(8)         --
04/30/17(11)   24.00      (0.08)      3.54            3.46         --          (0.39)     (0.39)  27.07 14.65(8)         --

                                       Ratio
                                      of net
            Net                     investment
 Market   Assets     Ratio of         income
 Value    end of     expenses        (loss) to
 Total    period    to average        average       Portfolio
 Return   (000's)  net assets(3)   net assets(3)    Turnover
------    -------- -------------   -------------    ---------





 6.88%(2) $266,016     1.32%           (0.48)%          74%

   --      249,508     1.68(6)(7)      (0.06)(6)(7)     87(5)
   --      418,071     1.71(6)         (0.87)(6)       107(5)
   --      462,483     1.65            (1.10)           65
   --      441,345     1.67            (0.97)          103
   --      369,683     1.68            (1.07)           29
   --      392,390     1.67(7)         (0.83)(7)        29



  -- %    $ 33,084     2.37%(6)(7)      0.20%(6)(7)     87%(5)
   --       72,132     2.37(6)         (1.58)(6)       107(5)
   --      103,900     2.37(6)         (1.82)(6)        65
   --       99,519     2.33(6)         (1.64)(6)       103
   --       81,943     2.33            (1.72)           29
   --       85,310     2.32(7)         (1.48)(7)        29



  -- %    $  5,084     1.52%(6)(7)      0.62%(6)(7)     87%(5)
   --       30,710     1.52(6)         (0.85)(6)       107(5)
   --       54,920     1.50(6)         (0.98)(6)        65
   --       56,840     1.47            (0.78)          103
   --       30,065     1.51            (0.86)           29
   --       30,771     1.46(7)         (0.61)(7)        29

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, the period ended 12/31/11 has been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding.
#  See Note 1
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                   12/31/11 10/31/12(7) 10/31/13 10/31/14 10/31/15 10/31/16 04/30/17(7)(11)
                                   -------- ----------- -------- -------- -------- -------- ---------------
Focused Alpha Growth Fund Class A.   0.00%     0.01%      0.00%    0.00%    0.00%    0.00%       0.00%
Focused Alpha Growth Fund Class C.    N/A      0.00       0.00     0.00     0.00     0.00        0.00
Focused Alpha Growth Fund Class W.    N/A      0.00       0.00     0.00     0.00     0.00        0.00

(4)Includes the effect of a merger.
(5)Excludes purchases/sales due to fund merger.
(6)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/12(7) 10/31/13 10/31/14 10/31/15
                                         ----------- -------- -------- --------
Focused Alpha Growth Fund Class A.......    0.03%     (0.01)%    -- %     -- %
Focused Alpha Growth Fund Class C.......    0.23       0.03    (0.03)   (0.00)
Focused Alpha Growth Fund Class W.......    0.84       0.01    (0.05)      --

(7)Annualized.
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               Focused Alpha Growth Fund Class A.......   0.64%
               Focused Alpha Growth Fund Class C.......   0.61
               Focused Alpha Growth Fund Class W.......   0.61

(10)Includes redemption fees of $0.12 per share.
(11)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net                   Net
               Asset                 (both               Dividends  Distributions         Asset                Assets
               Value      Net      realized   Total from  from net      from       Total  Value                end of
             beginning investment     and     investment investment net realized  Distri- end of    Total      period
Period Ended of period income(1)  unrealized) operations   income       gains     butions period  Return(2)    (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------     --------

                                                                  AIG GLOBAL TRENDS FUND#+
                                                                  ------------------------
                                                                           Class A
                                                                           -------
10/31/12      $15.45     $(0.26)    $(0.44)     $(0.70)    $(0.15)     $(0.13)    $(0.28) $14.47   (4.58)%     $188,865
10/31/13       14.47      (0.27)      1.03        0.76         --          --         --   15.23    5.25(4)(6)   66,702
10/31/14       15.23      (0.26)      0.06       (0.20)        --       (1.49)     (1.49)  13.54   (1.39)        35,293
10/31/15       13.54      (0.25)      0.44        0.19         --       (0.20)     (0.20)  13.53    1.42         31,504
10/31/16       13.53      (0.20)     (0.26)      (0.46)        --       (0.50)     (0.50)  12.57   (3.42)        32,309
04/30/17(8)    12.57      (0.09)      0.61        0.52         --          --         --   13.09    4.14         31,294
                                                                           Class C
                                                                           -------
10/31/12      $15.39     $(0.34)    $(0.44)     $(0.78)    $(0.09)     $(0.13)    $(0.22) $14.39   (5.08)%     $ 57,065
10/31/13       14.39      (0.37)      1.03        0.66         --          --         --   15.05    4.59(4)      23,535
10/31/14       15.05      (0.35)      0.07       (0.28)        --       (1.49)     (1.49)  13.28   (1.99)        11,428
10/31/15       13.28      (0.33)      0.43        0.10         --       (0.20)     (0.20)  13.18    0.77          7,984
10/31/16       13.18      (0.29)     (0.24)      (0.53)        --       (0.50)     (0.50)  12.15   (4.06)         4,597
04/30/17(8)    12.15      (0.13)      0.60        0.47         --          --         --   12.62    3.87          3,965
                                                                           Class W
                                                                           -------
10/31/12      $15.46     $(0.22)    $(0.46)     $(0.68)    $(0.16)     $(0.13)    $(0.29) $14.49   (4.40)%     $ 60,838
10/31/13       14.49      (0.24)      1.04        0.80         --          --         --   15.29    5.52(4)(6)   10,668
10/31/14       15.29      (0.23)      0.07       (0.16)        --       (1.49)     (1.49)  13.64   (1.09)         6,755
10/31/15       13.64      (0.23)      0.44        0.21         --       (0.20)     (0.20)  13.65    1.56          2,717
10/31/16       13.65      (0.18)     (0.26)      (0.44)        --       (0.50)     (0.50)  12.71   (3.24)         1,427
04/30/17(8)    12.71      (0.08)      0.63        0.55         --          --         --   13.26    4.33          1,082

                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------





    1.84%         (1.72)%       0%
    1.85          (1.74)        0
    1.86          (1.82)        0
    1.86          (1.79)        0
    1.86          (1.59)        0
    1.87(7)       (1.36)(7)     0


    2.50%         (2.37)%       0%
    2.48(5)       (2.38)        0
    2.51          (2.47)        0
    2.51          (2.44)        0
    2.51          (2.25)        0
    2.52(7)       (2.02)(7)     0


    1.65%         (1.52)%       0%
    1.60(5)       (1.48)        0
    1.66          (1.62)        0
    1.66          (1.59)        0
    1.66          (1.40)        0
    1.67(7)       (1.17)(7)     0

--------
#  Consolidated (see Note 2)
+  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/12 10/31/13 10/31/14 10/31/15 10/31/16 04/30/17(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Global Trends Fund Class A..............   0.18%    0.28%    0.47%    0.58%    0.58%       0.67%
Global Trends Fund Class C..............   0.16     0.25     0.43     0.66     0.79        0.83
Global Trends Fund Class W..............   0.16     0.26     0.47     0.84     1.22        1.31

(4)The Fund's performance figure was increased by 0.35% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(5)Includes a reimbursement of expenses from a prior year of 0.01% and 0.02% for Class C and Class W, respectively.
(6)The Fund's performance figure was increased by 0.07% for Class A and Class W for a reimbursement of expenses from a prior year.
(7)Annualized
(8)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                               AIG INCOME EXPLORER FUND+
                                                               -------------------------
                                                                        Class A
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.20      $ 0.55      $ 0.75     $(0.19)     $   --     $(0.19) $15.56    5.03%  $21,475     1.72%(3)
10/31/14       15.56      0.72        0.39        1.11      (0.71)         --      (0.71)  15.96    7.28    23,620     1.72
10/31/15       15.96      0.70       (1.39)      (0.69)     (0.71)      (0.64)     (1.35)  13.92   (4.38)   20,062     1.72
10/31/16       13.92      0.62        0.60        1.22      (0.64)         --      (0.64)  14.50    9.10    22,195     1.72
04/30/17(5)    14.50      0.35        0.83        1.18      (0.30)         --      (0.30)  15.38    8.22    26,399     1.72(3)
                                                                        Class C
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.17      $ 0.55      $ 0.72     $(0.16)     $   --     $(0.16) $15.56    4.81%  $   190     2.37%(3)
10/31/14       15.56      0.52        0.49        1.01      (0.63)         --      (0.63)  15.94    6.58     2,860     2.37
10/31/15       15.94      0.60       (1.38)      (0.78)     (0.62)      (0.64)     (1.26)  13.90   (5.00)    3,110     2.37
10/31/16       13.90      0.52        0.61        1.13      (0.55)         --      (0.55)  14.48    8.42     3,307     2.37
04/30/17(5)    14.48      0.30        0.82        1.12      (0.25)         --      (0.25)  15.35    7.82     4,050     2.37(3)
                                                                        Class W
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.22      $ 0.54      $ 0.76     $(0.20)     $   --     $(0.20) $15.56    5.10%  $   105     1.52%(3)
10/31/14       15.56      0.65        0.49        1.14      (0.74)         --      (0.74)  15.96    7.51       502     1.52
10/31/15       15.96      0.73       (1.40)      (0.67)     (0.74)      (0.64)     (1.38)  13.91   (4.26)      410     1.52
10/31/16       13.91      0.63        0.63        1.26      (0.67)         --      (0.67)  14.50    9.38       505     1.52
04/30/17(5)    14.50      0.33        0.86        1.19      (0.31)         --      (0.31)  15.38    8.33     1,308     1.52(3)

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(4) Turnover
------------- ---------






    4.22%(3)     13%
    4.55         51
    4.76         50
    4.42         54
    4.80(3)      14



    3.39%(3)     13%
    3.53         51
    4.11         50
    3.75         54
    4.14(3)      14



    4.36%(3)     13%
    4.37         51
    4.92         50
    4.65         54
    4.88(3)      14

--------
@  Commencement of operations.
+  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/13(3) 10/31/14 10/31/15 10/31/16 04/30/17(3)(5)
                                         ----------- -------- -------- -------- --------------
Income Explorer Fund Class A............     3.80%     0.40%    0.42%    0.52%       0.42%
Income Explorer Fund Class C............    44.66      0.82     0.75     0.97        0.59
Income Explorer Fund Class W............    53.79      3.71     2.94     4.00        1.39

(5)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                   AIG SMALL-CAP FUND+
                                                                   -------------------
                                                                         Class A
                                                                         -------
02/06/14@-
10/31/14      $15.00     $(0.08)     $0.57      $0.49       $--        $   --     $   --  $15.49    3.27%  $50,123     1.72%(3)
10/31/15       15.49      (0.13)      1.06       0.93        --            --         --   16.42    6.00    51,789     1.72
10/31/16       16.42      (0.10)      0.75       0.65        --         (1.32)     (1.32)  15.75    4.61    42,739     1.72
04/30/17(5)    15.75      (0.05)      3.15       3.10        --         (0.52)     (0.52)  18.33   19.82    50,118     1.72(3)
                                                                         Class C
                                                                         -------
02/06/14@-
10/31/14      $15.00     $(0.15)     $0.56      $0.41       $--        $   --     $   --  $15.41    2.73%  $   256     2.37%(3)
10/31/15       15.41      (0.23)      1.06       0.83        --            --         --   16.24    5.39       541     2.37
10/31/16       16.24      (0.19)      0.72       0.53        --         (1.32)     (1.32)  15.45    3.87       811     2.37
04/30/17(5)    15.45      (0.10)      3.08       2.98        --         (0.52)     (0.52)  17.91   19.42     1,415     2.37(3)
                                                                         Class W
                                                                         -------
02/06/14@-
10/31/14      $15.00     $(0.06)     $0.57      $0.51       $--        $   --     $   --  $15.51    3.40%  $   113     1.52%(3)
10/31/15       15.51      (0.10)      1.07       0.97        --            --         --   16.48    6.25       110     1.52
10/31/16       16.48      (0.07)      0.75       0.68        --         (1.32)     (1.32)  15.84    4.79       341     1.52
04/30/17(5)    15.84      (0.04)      3.17       3.13        --         (0.52)     (0.52)  18.45   19.90     4,572     1.52(3)

    Ratio
   of net
 investment
  income to
   average     Portfolio
net assets(4)  Turnover
-------------  ---------






    (0.76)%(3)    61%
    (0.79)        88
    (0.66)        67
    (0.56)(3)     24



    (1.46)%(3)    61%
    (1.47)        88
    (1.33)        67
    (1.24)(3)     24



    (0.57)%(3)    61%
    (0.59)        88
    (0.47)        67
    (0.51)(3)     24

--------
@  Commencement of operations.
+  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14(3) 10/31/15 10/31/16 04/30/17(3)(5)
                                         ----------- -------- -------- --------------
Small Cap Fund Class A..................     0.26%     0.33%    0.26%       0.30%
Small Cap Fund Class C..................    12.36      4.32     2.27        1.00
Small Cap Fund Class W..................    18.46     13.86     5.01        0.72

(5)Unaudited

See Notes to Financial Statements

        SunAmerica Specialty Series -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited)

Industry Allocation*

United States Treasury Bonds................................................  64.6%
Resolution Funding Corp.....................................................  26.1
U.S. Government Treasuries..................................................   5.0
Repurchase Agreements.......................................................   4.4
                                                                             -----
Total Investments........................................................... 100.1
Liabilities in excess of other assets (including futures contracts) . . . ..  (0.1)
                                                                             -----
Net Assets.................................................................. 100.0%
                                                                             =====

--------
* Calculated as a percentage of net assets
Credit Quality+#

                                  Aaa. 100.0%
                                       =====

--------
+ Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Specialty Series -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited)

                                                 Principal    Value
                Security Description              Amount     (Note 3)
        --------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 26.1%
        Resolution Funding Corp. -- 26.1%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/2020
           (cost $6,147,950)................... $ 7,000,000 $ 6,622,987
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 64.6%
        United States Treasury Bonds -- 64.6%
          United States Treasury Bonds STRIPS
           zero coupon due 08/15/2020
           (cost $15,067,754)..................  17,290,000  16,409,161
                                                            -----------
        Total Long-Term Investment Securities
           (cost $21,215,704)..................              23,032,148
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 5.0%
        U.S. Government Treasuries -- 5.0%
          United States Treasury Bills
           0.59% due 07/13/17(1)
           (cost $1,268,481)...................   1,270,000   1,268,094
                                                            -----------

                                                      Principal     Value
                Security Description                   Amount      (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 4.4%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated 04/28/2017,
      to be repurchased 05/01/2017 in the amount
      of $1,118,008 and collateralized by
      $1,120,000 of United States Treasury Bonds,
      bearing interest at 3.00%, due 11/15/2044
      and having an approximate value of
      $1,142,801.
      (cost $1,118,000)............................. $1,118,000  $ 1,118,000
                                                                 -----------
   TOTAL INVESTMENTS
      (cost $23,602,185)(2).........................      100.1%  25,418,242
   Liabilities in excess of other assets............       (0.1)     (23,921)
                                                     ----------  -----------
   NET ASSETS                                             100.0% $25,394,321
                                                     ==========  ===========

--------
(1)The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.

STRIPS -- SeparateTrading of Registered Interest and Principal of Securities

Futures Contracts
----------------------------------------------------------------------------------------------
                                                                                  Unrealized
Number of                                              Value at   Value as of    Appreciation
Contracts Type     Description       Expiration Month Trade Date April 30, 2017 (Depreciation)
--------- ---- --------------------- ---------------- ---------- -------------- --------------
    1     Long S&P 500 E-Mini Index     June 2017      $118,615     $119,025         $410
                                                                                     ====

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Agencies.........         $ --             $ 6,622,987             $--           $ 6,622,987
U.S. Government Treasuries.......           --              16,409,161              --            16,409,161
Short-Term Investment Securities.           --               1,268,094              --             1,268,094
Repurchase Agreements............           --               1,118,000              --             1,118,000
                                          ----             -----------             ---           -----------
Total Investments at Value.......         $ --             $25,418,242             $--           $25,418,242
                                          ====             ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts................         $410             $        --             $--           $       410
                                          ====             ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund+ CONSOLIDATED PORTFOLIO PROFILE -- April 30, 2017@ -- (unaudited)

Industry Allocation*

  Repurchase Agreements...............................................  60.5%
  U.S. Government Agencies............................................  18.8
  United States Treasury Notes........................................   9.4
  U.S. Government Treasuries..........................................   4.3
  Investment Companies................................................   1.1
  Options Purchased...................................................   0.1
                                                                       -----
  Total investments...................................................  94.2
  Other assets less liabilities (including futures, options and swaps
   contracts).........................................................   5.8
                                                                       -----
  Net Assets.......................................................... 100.0%
                                                                       =====

--------
*  Calculated as a percentage of net assets
+  See Note 1
Credit Quality+**

                                  Aaa. 100.0%
                                       =====

--------
*  Calculated as a percentage of net assets.
@  Consolidated (see Note 2)
+  Source: Moody's
** Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund# CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2017@ -- (unaudited)

                                                  Shares/
                                                 Principal    Value
                  Security Description            Amount     (Note 3)
          ------------------------------------------------------------
          U.S. GOVERNMENT TREASURIES -- 9.4%
          United States Treasury Notes -- 9.4%
             0.88% due 05/15/2017............... $  350,000 $  350,024
             0.90% due 07/31/2017 FRS...........  1,000,000  1,000,236
             0.99% due 10/31/2017 FRS...........  1,200,000  1,201,224
             1.01% due 04/30/2018 FRS...........  1,000,000  1,001,784
                                                            ----------
          Total U.S. Government Treasuries
             (cost $3,550,673)..................             3,553,268
                                                            ----------
          COMMON STOCKS -- 1.1%
          Investment Companies -- 1.1%
            Uranium Participation Corp.+(1)
             (cost $554,503)....................    142,200    408,354
                                                            ----------
          OPTIONS -- PURCHASED -- 0.1%
            Call Options Purchased(1)(4)........         24     29,276
            Put Options Purchased(1)(5).........          4      3,400
                                                            ----------
          Total Options -- Purchased
             (cost $40,877).....................                32,676
                                                            ----------
          Total Long-Term Investment Securities
             (cost $4,146,053)..................             3,994,298
                                                            ----------
          SHORT-TERM INVESTMENT SECURITIES -- 23.1%
          U.S. Government Agencies -- 18.8%
            Federal Home Loan Bank
             0.55% due 05/12/2017...............    126,000    125,972
             0.55% due 05/15/2017...............    474,000    473,863
             0.56% due 05/24/2017...............  1,000,000    999,527
             0.56% due 06/01/2017...............  1,000,000    999,320
             0.68% due 05/31/2017...............    500,000    499,692
             0.78% due 06/07/2017...............    650,000    649,472
             0.78% due 06/16/2017...............    954,000    953,037
             0.79% due 06/14/2017...............    346,000    345,666
             0.88% due 05/24/2017...............  1,000,000  1,000,039
             1.00% due 06/21/2017...............  1,000,000  1,000,282
                                                            ----------
                                                             7,046,870
                                                            ----------
          U.S. Government Treasuries -- 4.3%
            United States Treasury Bills
             0.57% due 05/04/2017...............    133,300    133,293
             0.60% due 05/04/2017...............    157,200    157,192
             0.60% due 05/11/2017...............    313,200    313,142
             0.61% due 05/18/2017...............  1,021,700  1,021,375
                                                            ----------
                                                             1,625,002
                                                            ----------

                                                   Principal    Value
                Security Description                Amount     (Note 3)
      ------------------------------------------------------------------
      Total Short-Term Investment Securities
         (cost $8,672,668).......................             $ 8,671,872
                                                              -----------
      REPURCHASE AGREEMENTS -- 60.5%
        Bank of America Securities LLC Joint
         Repurchase Agreement(2)................. $2,980,000    2,980,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(2)..............    805,000      805,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(2)............................  2,980,000    2,980,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(2).........................    805,000      805,000
        BNP Paribas SA Joint Repurchase
         Agreement(2)............................  5,090,000    5,090,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(2).........................  1,375,000    1,375,000
        Deutsche Bank AG Joint Repurchase
         Agreement(2)............................  2,420,000    2,420,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(2).........................    650,000      650,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(2)............................  4,460,000    4,460,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(1)(2).........................  1,205,000    1,205,000
                                                              -----------
      Total Repurchase Agreements
         (cost $22,770,000)......................              22,770,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $35,588,721)(3)...................       94.2%  35,436,170
      Other assets less liabilities..............        5.8    2,185,374
                                                  ----------  -----------
      NET ASSETS                                       100.0% $37,621,544
                                                  ==========  ===========

--------
#  See Note 1.
@  Consolidated (see Note 2).
+  Non-income producing security
(1)The security is owned by the AIG Commodity Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)See Note 3 for details of Joint Repurchase Agreements.
(3)See Note 6 for cost of investments on a tax basis.

(4)Call Options - Purchased

Exchange Traded Purchased Call Options(a)
-------------------------------------------------------------------------------
                                                       Value at    Unrealized
                  Expiration Strike  No. of   Premiums April 30,  Appreciation
      Issue         Month    Price  Contracts   Paid     2017    (Depreciation)
----------------- ---------- ------ --------- -------- --------- --------------
Crude Oil Futures   May-17   $50.00     5     $ 6,870   $ 3,950     $ (2,920)
Aluminum Futures    Jun-17    18.00     6       9,112    17,369        8,256
Copper Futures      Jun-17    60.00     3      17,625     4,075      (13,550)
Corn Futures        Jun-17     3.80     7       2,438     2,450           12
Soybean Futures     Jun-17    10.00     3       1,432     1,432           --
                                       --     -------   -------     --------
                                       24     $37,477   $29,276     $ (8,202)
                                       ==     =======   =======     ========

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund# CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2017@ -- (unaudited) (continued)


(5)Put Options - Purchased

   Exchange Traded Purchased Put Options(a)
   --------------------------------------------------------------------------
                                                     Value at    Unrealized
                Expiration Strike  No. of   Premiums April 30,  Appreciation
      Issue       Month    Price  Contracts   Paid     2017    (Depreciation)
   ------------ ---------- ------ --------- -------- --------- --------------
   Gold Futures   May-17   $12.50     4      $3,400   $3,400        $--
                                      =      ======   ======        ===

FRS-- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

  Exchange Traded Written Call Options(a)
  ----------------------------------------------------------------------------
                                                      Value at    Unrealized
                 Expiration Strike  No. of   Premiums April 30,  Appreciation
      Issue        Month    Price  Contracts Received   2017    (Depreciation)
  -------------- ---------- ------ --------- -------- --------- --------------
  Copper Futures   Jun-17   $64.00     3      $8,723    $681        $8,042
                                       =      ======    ====        ======

Exchange Traded Written Put Options(a)
---------------------------------------------------------------------------------
                                                         Value at    Unrealized
                    Expiration Strike  No. of   Premiums April 30,  Appreciation
       Issue          Month    Price  Contracts Received   2017    (Depreciation)
------------------- ---------- ------ --------- -------- --------- --------------
Brent Crude Futures   Oct-17   $70.00     1     $14,800*  $17,280     $(2,480)
                                          =     =======   =======     =======

Futures Contracts(a)
-------------------------------------------------------------------------------------------
                                                                 Value as of   Unrealized
Number of                                              Value at   April 30,   Appreciation
Contracts Type      Description      Expiration Month Trade Date    2017     (Depreciation)
--------- ----  -------------------- ---------------- ---------- ----------- --------------
   19     Long  Aluminum Futures          June 2017   $  897,970 $  905,944    $   7,974
   8      Short Aluminum Futures          June 2017      385,556    381,450        4,106
   3      Short Aluminum Futures      December 2017      135,219    144,431       (9,212)
   44     Long  Brent Crude Futures       July 2017    2,427,358  2,290,200     (137,158)
   14     Long  Brent Crude Futures       August 17      734,610    733,180       (1,430)
   11     Short Brent Crude Futures   December 2018      544,668    579,370      (34,702)
   4      Long  Cocoa Futures             July 2017       83,950     73,640      (10,310)
   7      Long  Coffee Futures            July 2017      366,450    350,175      (16,275)
   17     Long  Copper Futures            June 2017    2,518,931  2,434,825      (84,106)
   1      Short Copper Futures            June 2017      147,464    143,225        4,239
   94     Long  Corn Futures              July 2017    1,764,125  1,722,550      (41,575)
   30     Short Corn Futures          December 2017      577,212    577,500         (288)
   2      Long  Gasoil Futures            June 2017       94,950     91,100       (3,850)
   22     Long  Gasoline Futures          June 2017    1,596,368  1,430,444     (165,924)
   4      Short Gasoline Futures      December 2017      262,920    235,166       27,754
   11     Long  Gold Futures              June 2017    1,350,900  1,395,130       44,230
   23     Long  Heating Oil Futures       June 2017    1,562,038  1,455,955     (106,083)
   12     Long  Lean Hogs Futures         June 2017      342,710    355,200       12,490
   18     Long  Natural Gas Futures       June 2017      615,600    589,680      (25,920)
   15     Long  Natural Gas Futures     August 2017      469,350    507,000       37,650
   15     Long  Natural Gas Futures    January 2018      508,050    544,500       36,450
   9      Long  Nickel Futures            June 2017      593,115    509,085      (84,030)
   10     Long  Silver Futures            July 2017      923,300    863,100      (60,200)
   18     Long  Soybean Futures           July 2017      864,159    860,625       (3,534)
   11     Long  Soybean Futures       November 2017      559,838    524,288      (35,550)
   34     Long  Soybean Meal Futures      July 2017    1,069,360  1,073,720        4,360
   2      Short Soybean Meal Futures  December 2017       67,030     63,400        3,630
   33     Long  Soybean Oil               July 2017      713,046    627,858      (85,188)
   67     Long  Sugar Futures             July 2017    1,254,993  1,210,395      (44,598)
   14     Short Sugar Futures          October 2017      284,772    255,898       28,874
   41     Long  Wheat Futures             July 2017      886,959    896,363        9,404
   32     Long  Wheat Futures             July 2017      698,563    691,600       (6,963)
   13     Long  WTI Crude Futures         June 2017      679,577    641,290      (38,287)
   10     Long  WTI Crude Futures     November 2017      506,510    504,600       (1,910)

--------
#  See Note 1
*  Represents value at trade date

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund# CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2017@ -- (unaudited) (continued)

Futures Contracts(a)
----------------------------------------------------------------------------------------
                                                              Value as of   Unrealized
Number of                                           Value at   April 30,   Appreciation
Contracts Type     Description    Expiration Month Trade Date    2017     (Depreciation)
--------- ----  ----------------- ---------------- ---------- ----------- --------------
   12     Long  WTI Crude Futures  December 2017   $  627,240 $  607,080    $ (20,160)
   8      Short WTI Crude Futures  December 2018      435,017    402,880       32,137
   16     Long  Zinc Futures           June 2017    1,127,351  1,048,100      (79,251)
                                                                            ---------
                                                                            $(843,206)
                                                                            =========

Over the Counter Total Return Swap Contracts(a)+
----------------------------------------------------------------------------------------------------------------------------------
                                    Notional                 Fixed Payments
                                     Amount  Termination Received (Paid) by the  Total Return Received or Paid by
        Swap Counterparty           (000's)     Date           Portfolio                    Portfolio
----------------------------------  -------- ----------- ---------------------- ----------------------------------
Chase Bank NA                       $12,237  09/29/2017               (0.090)%      Bloomberg Commodity Index
Chase Bank NA                           396  09/29/2017               (0.090)%      Bloomberg Commodity Index
Chase Bank NA                           654  09/29/2017               (0.200)%        S&P GSCI Grains Index
Goldman Sachs International             198  09/29/2017               (0.150)%   S&P GSCI Industrial Metals Index
Barclays                                593  10/31/2017               (0.160)%      Bloomberg Silver Subindex
Goldman Sachs International             244  11/29/2017     $(17.11) per oz.            LBMA Silver Price
Barclays                                256  02/15/2018               (0.300)%   Bloomberg Soybean Meal Subindex



Over the Counter Total Return Swap Contracts(a)+
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Gross Unrealized
                                     Total Return Received or Paid by    Appreciation/
        Swap Counterparty                       Portfolio                (Depreciation)
----------------------------------  ----------------------------------  ----------------
Chase Bank NA                           Bloomberg Commodity Index            $   --
Chase Bank NA                           Bloomberg Commodity Index                --
Chase Bank NA                             S&P GSCI Grains Index                  --
Goldman Sachs International          S&P GSCI Industrial Metals Index            --
Barclays                                Bloomberg Silver Subindex                --
Goldman Sachs International                 LBMA Silver Price                 1,139
Barclays                             Bloomberg Soybean Meal Subindex             --
                                                                             ------
                                                                             $1,139
                                                                             ======

--------
(a)The security is owned by the AIG Commodity Strategy Cayman Fund Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
+ Illiquid security. At April 30, 2017, the aggregate value of these securities was $1,139, representing 0.0% of net assets.
#  See Note 1

LMBA-- London Bullion Market Association

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                              Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                                  Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Treasuries...................      $       --          $ 3,553,268             $--           $ 3,553,268
Common Stocks................................         408,354                   --              --               408,354
Options-Purchased............................          32,676                   --              --                32,676
Short-Term Investment Securities.............              --            8,671,872              --             8,671,872
Repurchase Agreements........................              --           22,770,000              --            22,770,000
                                                   ----------          -----------             ---           -----------
Total Investments at Value...................      $  441,030          $34,995,140             $--           $35,436,170
                                                   ==========          ===========             ===           ===========
Other Financial Instruments:+
Exchange Traded Written Call Options.........      $    8,042          $        --             $--           $     8,042
Futures Contracts............................         253,298                   --              --               253,298
Over the Counter Total Return Swap Contracts.              --                1,139              --                 1,139
                                                   ----------          -----------             ---           -----------
                                                   $  261,340          $     1,139             $--           $   262,479
                                                   ==========          ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Exchange Traded Written Put Options..........      $    2,480          $        --             $--           $     2,480
Futures Contracts............................       1,096,504                   --              --             1,096,504
                                                   ----------          -----------             ---           -----------
                                                   $1,098,984          $        --             $--           $ 1,098,984
                                                   ==========          ===========             ===           ===========

--------
@  Consolidated (see Note 2).
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited)

Industry Allocation*

                 Consumer Products-Misc.................   5.5%
                 Investment Management/Advisor Services.   5.2
                 Cosmetics & Toiletries.................   5.2
                 Beverages-Non-alcoholic................   5.1
                 Electronic Components-Semiconductors...   5.1
                 Retail-Restaurants.....................   4.7
                 Transport-Services.....................   4.6
                 Office Automation & Equipment..........   4.5
                 Computers..............................   3.0
                 Toys...................................   2.9
                 Insurance-Property/Casualty............   2.9
                 Networking Products....................   2.7
                 Theaters...............................   2.7
                 Dental Supplies & Equipment............   2.7
                 Engines-Internal Combustion............   2.6
                 Retail-Consumer Electronics............   2.6
                 Telephone-Integrated...................   2.6
                 Medical-Drugs..........................   2.6
                 Apparel Manufacturers..................   2.5
                 Auction Houses/Art Dealers.............   2.5
                 Enterprise Software/Service............   2.4
                 Medical-Wholesale Drug Distribution....   2.4
                 Retail-Mail Order......................   2.4
                 Electric-Integrated....................   2.3
                 Finance-Other Services.................   2.3
                 Publishing-Books.......................   2.3
                 Commercial Services-Finance............   2.3
                 Food-Misc./Diversified.................   2.2
                 Medical-Biomedical/Gene................   2.2
                 Retail-Computer Equipment..............   2.2
                 Retail-Major Department Stores.........   2.1
                 Printing-Commercial....................   1.9
                                                         -----
                 Total Investments......................  99.2
                 Other Assets Less Liabilities..........   0.8
                                                         -----
                 Net Assets                              100.0%
                                                         =====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited)

                                                         Value
                    Security Description        Shares  (Note 3)
              ---------------------------------------------------
              COMMON STOCKS -- 99.2%
              Apparel Manufacturers -- 2.5%
                VF Corp........................  9,577 $  523,191
                                                       ----------
              Auction Houses/Art Dealers -- 2.5%
                KAR Auction Services, Inc...... 11,966    521,957
                                                       ----------
              Beverages-Non-alcoholic -- 5.1%
                Dr Pepper Snapple Group, Inc...  5,718    524,055
                PepsiCo, Inc...................  4,915    556,771
                                                       ----------
                                                        1,080,826
                                                       ----------
              Commercial Services-Finance -- 2.3%
                Western Union Co............... 24,231    481,228
                                                       ----------
              Computers -- 3.0%
                HP, Inc........................ 33,348    627,609
                                                       ----------
              Consumer Products-Misc. -- 5.5%
                Clorox Co......................  4,387    586,498
                Kimberly-Clark Corp............  4,479    581,150
                                                       ----------
                                                        1,167,648
                                                       ----------
              Cosmetics & Toiletries -- 5.2%
                Colgate-Palmolive Co...........  7,832    564,217
                Procter & Gamble Co............  6,109    533,499
                                                       ----------
                                                        1,097,716
                                                       ----------
              Dental Supplies & Equipment -- 2.7%
                Patterson Cos., Inc............ 12,816    570,184
                                                       ----------
              Electric-Integrated -- 2.3%
                AES Corp....................... 43,821    495,616
                                                       ----------
              Electronic Components-Semiconductors -- 5.1%
                Intel Corp..................... 14,263    515,608
                Texas Instruments, Inc.........  7,051    558,298
                                                       ----------
                                                        1,073,906
                                                       ----------
              Engines-Internal Combustion -- 2.6%
                Cummins, Inc...................  3,721    561,648
                                                       ----------
              Enterprise Software/Service -- 2.4%
                CA, Inc........................ 15,801    518,747
                                                       ----------
              Finance-Other Services -- 2.3%
                CME Group, Inc.................  4,226    491,019
                                                       ----------
              Food-Misc./Diversified -- 2.2%
                General Mills, Inc.............  8,245    474,170
                                                       ----------
              Insurance-Property/Casualty -- 2.9%
                First American Financial Corp.. 14,056    610,171
                                                       ----------
              Investment Management/Advisor Services -- 5.2%
                Legg Mason, Inc................ 16,674    623,274
                T. Rowe Price Group, Inc.......  6,821    483,541
                                                       ----------
                                                        1,106,815
                                                       ----------
              Medical-Biomedical/Gene -- 2.2%
                Gilead Sciences, Inc...........  6,868    470,801
                                                       ----------

                                                            Value
                   Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          Medical-Drugs -- 2.6%
            AbbVie, Inc..........................  8,337  $   549,742
                                                          -----------
          Medical-Wholesale Drug Distribution -- 2.4%
            Cardinal Health, Inc.................  7,097      515,171
                                                          -----------
          Networking Products -- 2.7%
            Cisco Systems, Inc................... 16,880      575,102
                                                          -----------
          Office Automation & Equipment -- 4.5%
            Pitney Bowes, Inc.................... 33,302      442,583
            Xerox Corp........................... 72,046      518,011
                                                          -----------
                                                              960,594
                                                          -----------
          Printing-Commercial -- 1.9%
            RR Donnelley & Sons Co............... 31,327      393,780
                                                          -----------
          Publishing-Books -- 2.3%
            John Wiley & Sons, Inc., Class A.....  9,233      486,579
                                                          -----------
          Retail-Computer Equipment -- 2.2%
            GameStop Corp., Class A.............. 20,417      463,262
                                                          -----------
          Retail-Consumer Electronics -- 2.6%
            Best Buy Co., Inc.................... 10,748      556,854
                                                          -----------
          Retail-Mail Order -- 2.4%
            Williams-Sonoma, Inc.................  9,233      499,044
                                                          -----------
          Retail-Major Department Stores -- 2.1%
            Nordstrom, Inc.......................  9,371      452,338
                                                          -----------
          Retail-Restaurants -- 4.7%
            Brinker International, Inc........... 10,106      446,584
            Dunkin' Brands Group, Inc............  9,669      540,110
                                                          -----------
                                                              986,694
                                                          -----------
          Telephone-Integrated -- 2.6%
            CenturyLink, Inc..................... 21,589      554,190
                                                          -----------
          Theaters -- 2.7%
            Cinemark Holdings, Inc............... 13,298      574,474
                                                          -----------
          Toys -- 2.9%
            Hasbro, Inc..........................  6,247      619,140
                                                          -----------
          Transport-Services -- 4.6%
            C.H. Robinson Worldwide, Inc.........  6,959      505,919
            United Parcel Service, Inc., Class B.  4,409      473,791
                                                          -----------
                                                              979,710
                                                          -----------
          Total Long-Term Investment Securities
             (cost $20,382,911)..................          21,039,926
                                                          -----------
          TOTAL INVESTMENTS
             (cost $20,382,911)(1)...............   99.2%  21,039,926
          Other assets less liabilities..........    0.8      171,000
                                                  ------  -----------
          NET ASSETS                               100.0% $21,210,926
                                                  ======  ===========

--------
(1)See Note 6 for cost of investments on a tax basis.

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks...........................      $21,039,926             $--                 $--           $21,039,926
                                              -----------             ---                 ---           -----------
Total Investments at Value..............      $21,039,926             $--                 $--           $21,039,926
                                              ===========             ===                 ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Focused Alpha Large-Cap Fund+ PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited)

Industry Allocation*

                E-Commerce/Products.....................  10.8%
                Medical-HMO.............................  10.8
                Medical-Biomedical/Gene.................   9.6
                Banks-Super Regional....................   8.1
                Diversified Banking Institutions........   7.0
                Cable/Satellite TV......................   6.3
                Internet Content-Entertainment..........   6.3
                Cruise Lines............................   6.2
                Retail-Building Products................   5.6
                E-Services/Consulting...................   5.5
                Oil Companies-Integrated................   5.4
                Multimedia..............................   5.0
                Aerospace/Defense.......................   4.8
                Finance-Credit Card.....................   4.7
                Transport-Rail..........................   4.0
                Time Deposits...........................   0.2
                                                         -----
                Total Investments....................... 100.3
                Liabilities in excess of other assets...  (0.3)
                                                         -----
                Net Assets                               100.0%
                                                         =====

--------
* Calculated as a percentage of net assets
+ See Note 1

        SunAmerica Specialty Series -- AIG Focused Alpha Large-Cap Fund++ PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited)


                                                             Value
                   Security Description            Shares   (Note 3)
         -----------------------------------------
         COMMON STOCKS -- 100.1%
         Aerospace/Defense -- 4.8%
           Lockheed Martin Corp................... 103,095 $27,778,948
                                                           -----------
         Banks-Super Regional -- 8.1%
           US Bancorp............................. 674,782  34,602,821
           Wells Fargo & Co....................... 224,429  12,083,257
                                                           -----------
                                                            46,686,078
                                                           -----------
         Cable/Satellite TV -- 6.3%
           Comcast Corp., Class A................. 927,435  36,346,178
                                                           -----------
         Cruise Lines -- 6.2%
           Carnival Corp.......................... 578,734  35,748,399
                                                           -----------
         Diversified Banking Institutions -- 7.0%
           Bank of America Corp................... 665,891  15,541,896
           JPMorgan Chase & Co.................... 289,323  25,171,101
                                                           -----------
                                                            40,712,997
                                                           -----------
         E-Commerce/Products -- 10.8%
           Alibaba Group Holding, Ltd. ADR+....... 283,734  32,771,277
           Amazon.com, Inc.+......................  32,317  29,892,902
                                                           -----------
                                                            62,664,179
                                                           -----------
         E-Services/Consulting -- 5.5%
           CDW Corp............................... 534,991  31,612,618
                                                           -----------
         Finance-Credit Card -- 4.7%
           Visa, Inc., Class A.................... 300,936  27,451,382
                                                           -----------
         Internet Content-Entertainment -- 6.3%
           Facebook, Inc., Class A+............... 241,236  36,245,709
                                                           -----------
         Medical-Biomedical/Gene -- 9.6%
           Celgene Corp.+......................... 218,288  27,078,626
           Gilead Sciences, Inc................... 414,701  28,427,754
                                                           -----------
                                                            55,506,380
                                                           -----------

                                                      Shares/
                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   Medical-HMO -- 10.8%
     Humana, Inc...................................    154,474  $ 34,290,138
     UnitedHealth Group, Inc.......................    162,008    28,331,959
                                                                ------------
                                                                  62,622,097
                                                                ------------
   Multimedia -- 5.0%
     Walt Disney Co................................    249,763    28,872,603
                                                                ------------
   Oil Companies-Integrated -- 5.4%
     Suncor Energy, Inc............................  1,004,431    31,498,956
                                                                ------------
   Retail-Building Products -- 5.6%
     Home Depot, Inc...............................    205,715    32,112,111
                                                                ------------
   Transport-Rail -- 4.0%
     Norfolk Southern Corp.........................    198,834    23,361,007
                                                                ------------
   Total Long-Term Investment Securities
      (cost $448,212,081)..........................              579,219,642
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 0.2%
   Time Deposits -- 0.2%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.09% due 05/01/2017
      (cost $1,045,000)............................ $1,045,000     1,045,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $449,257,081)(1).......................      100.3%  580,264,642
   Liabilities in excess of other assets...........       (0.3)   (1,632,363)
                                                    ----------  ------------
   NET ASSETS                                            100.0% $578,632,279
                                                    ==========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR--AmericanDepositary Receipt
++ See Note 1

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $579,219,642         $       --              $--           $579,219,642
Short-Term Investment Securities.               --          1,045,000               --              1,045,000
                                      ------------         ----------              ---           ------------
Total Investments at Value.......     $579,219,642         $1,045,000              $--           $580,264,642
                                      ============         ==========              ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Focused Multi-Cap Growth Fund+ PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited)

Industry Allocation*

                E-Commerce/Products.....................  15.5%
                Multimedia..............................   9.1
                Internet Content-Entertainment..........   8.8
                Resorts/Theme Parks.....................   7.1
                Medical-HMO.............................   7.0
                Aerospace/Defense.......................   6.8
                Finance-Credit Card.....................   6.7
                Medical-Biomedical/Gene.................   6.7
                Retail-Building Products................   5.3
                Auto-Cars/Light Trucks..................   4.7
                Hotels/Motels...........................   3.8
                Banks-Super Regional....................   3.0
                Insurance-Property/Casualty.............   2.9
                Diagnostic Kits.........................   2.3
                Professional Sports.....................   2.1
                Commercial Services.....................   2.0
                Finance-Investment Banker/Broker........   1.7
                Time Deposits...........................   1.6
                Food-Canned.............................   1.1
                Apparel Manufacturers...................   0.7
                Enterprise Software/Service.............   0.7
                Consulting Services.....................   0.6
                                                         -----
                Total Investments....................... 100.2
                Liabilities in excess of other assets...  (0.2)
                                                         -----
                Net Assets.............................. 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets
+ See Note 1

        SunAmerica Specialty Series -- AIG Focused Multi-Cap Growth Fund++ PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited)


                                                             Value
                   Security Description            Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS -- 98.6%
         Aerospace/Defense -- 6.8%
           Lockheed Martin Corp................... 128,322 $34,576,363
                                                           -----------
         Apparel Manufacturers -- 0.7%
           Under Armour, Inc., Class A+........... 178,000   3,825,220
                                                           -----------
         Auto-Cars/Light Trucks -- 4.7%
           Tesla, Inc.+...........................  75,664  23,763,792
                                                           -----------
         Banks-Super Regional -- 3.0%
           Wells Fargo & Co....................... 281,230  15,141,423
                                                           -----------
         Commercial Services -- 2.0%
           CoStar Group, Inc.+....................  42,461  10,228,430
                                                           -----------
         Consulting Services -- 0.6%
           Verisk Analytics, Inc.+................  38,959   3,226,195
                                                           -----------
         Diagnostic Kits -- 2.3%
           IDEXX Laboratories, Inc.+..............  70,000  11,741,100
                                                           -----------
         E-Commerce/Products -- 15.5%
           Alibaba Group Holding, Ltd. ADR+....... 354,882  40,988,871
           Amazon.com, Inc.+......................  40,748  37,691,493
                                                           -----------
                                                            78,680,364
                                                           -----------
         Enterprise Software/Service -- 0.7%
           Benefitfocus, Inc.+.................... 110,066   3,467,079
                                                           -----------
         Finance-Credit Card -- 6.7%
           Visa, Inc., Class A.................... 374,612  34,172,107
                                                           -----------
         Finance-Investment Banker/Broker -- 1.7%
           Charles Schwab Corp.................... 229,000   8,896,650
                                                           -----------
         Food-Canned -- 1.1%
           TreeHouse Foods, Inc.+.................  64,000   5,606,400
                                                           -----------
         Hotels/Motels -- 3.8%
           Hyatt Hotels Corp., Class A+........... 350,000  19,425,000
                                                           -----------
         Insurance-Property/Casualty -- 2.9%
           Arch Capital Group, Ltd.+.............. 154,000  14,933,380
                                                           -----------

                                                     Shares/
                                                    Principal     Value
                Security Description                 Amount      (Note 3)
   ------------------------------------------------------------------------
   Internet Content-Entertainment -- 8.8%
     Facebook, Inc., Class A+......................   296,542  $ 44,555,435
                                                               ------------
   Medical-Biomedical/Gene -- 6.7%
     Celgene Corp.+................................   273,953    33,983,870
                                                               ------------
   Medical-HMO -- 7.0%
     UnitedHealth Group, Inc.......................   202,634    35,436,634
                                                               ------------
   Multimedia -- 9.1%
     FactSet Research Systems, Inc.................    68,000    11,101,680
     Walt Disney Co................................   302,705    34,992,698
                                                               ------------
                                                                 46,094,378
                                                               ------------
   Professional Sports -- 2.1%
     Manchester United PLC, Class A................   635,023    10,477,879
                                                               ------------
   Resort/Theme Parks -- 7.1%
     Vail Resorts, Inc.............................   182,000    35,974,120
                                                               ------------
   Retail-Building Products -- 5.3%
     Home Depot, Inc...............................   172,969    27,000,461
                                                               ------------
   Total Long-Term Investment Securities
      (cost $338,132,012)..........................             501,206,280
                                                               ------------
   SHORT-TERM INVESTMENT SECURITIES -- 1.6%
   Time Deposits -- 1.6%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.09% due 05/01/2017
      (cost $8,411,000)............................ 8,411,000     8,411,000
                                                               ------------
   TOTAL INVESTMENTS
      (cost $346,543,012)(1).......................     100.2%  509,617,280
   Liabilities in excess of other assets...........      (0.2)   (1,146,283)
                                                    ---------  ------------
   NET ASSETS                                           100.0% $508,470,997
                                                    =========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- America Depositary Receipt
++ See Note 1

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $501,206,280         $       --              $--           $501,206,280
Short-Term Investment Securities.               --          8,411,000               --              8,411,000
                                      ------------         ----------              ---           ------------
Total Investments at Value.......     $501,206,280         $8,411,000              $--           $509,617,280
                                      ============         ==========              ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Global Trends Fund+
        CONSOLIDATED PORTFOLIO PROFILE -- April 30, 2017@ -- (unaudited)

Industry Allocation*

  Repurchase Agreements................................................ 94.9%
  Other assets less liabilities (including futures and forward foreign currency contracts) ................................................  5.1
                                                                        ----
  Net Assets...........................................................  100%
                                                                        ====

--------
* Calculated as a percentage of net assets
@ Consolidated (see Note 2).
+ See Note 1

        SunAmerica Specialty Series -- AIG Global Trends Fund+
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2017@ -- (unaudited)

                                                       Principal    Value
                 Security Description                   Amount     (Note 3)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 94.9%
     Bank of America Securities LLC Joint Repurchase
      Agreement(1).................................... $4,555,000 $4,555,000
     Bank of America Securities LLC Joint Repurchase
      Agreement(1)(2).................................  1,180,000  1,180,000
     Barclays Capital, Inc. Joint Repurchase
      Agreement(1)....................................  4,555,000  4,555,000
     Barclays Capital, Inc. Joint Repurchase
      Agreement(1)(2).................................  1,180,000  1,180,000
     BNP Paribas SA Joint Repurchase
      Agreement(1)....................................  7,750,000  7,750,000
     BNP Paribas SA Joint Repurchase
      Agreement(1)(2).................................  2,020,000  2,020,000
     Deutsche Bank AG Joint Repurchase
      Agreement(1)....................................  3,700,000  3,700,000
     Deutsche Bank AG Joint Repurchase
      Agreement(1)(2).................................    960,000    960,000

                                                  Principal    Value
                Security Description               Amount     (Note 3)
       ----------------------------------------------------------------
       REPURCHASE AGREEMENTS (continued)
         RBS Securities, Inc. Joint Repurchase
          Agreement(1).......................... $6,815,000  $ 6,815,000
         RBS Securities, Inc. Joint Repurchase
          Agreement(1)(2).......................  1,770,000    1,770,000
                                                             -----------
       Total Repurchase Agreements
          (cost $ 34,485,000)...................              34,485,000
                                                             -----------
       TOTAL INVESTMENTS
          (cost $ 34,485,000)(3)................       94.9%  34,485,000
       Other assets less liabilities............        5.1    1,856,259
                                                 ----------  -----------
       NET ASSETS                                     100.0% $36,341,259
                                                 ==========  ===========

--------
@  Consolidated (see Note 2).
+  See Note 1
(1)See Note 3 for details of Joint Repurchase Agreements.
(2)The security is owned by the AIG Global Trends Cayman Fund Ltd. which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)See Note 6 for cost of investments on a tax basis.

Futures Contracts
-------------------------------------------------------------------------------------------------
                                                                        Value as     Unrealized
Number of                                                   Value at  of April 30,  Appreciation
Contracts Type        Description         Expiration Month Trade Date     2017     (Depreciation)
--------- ---- -----------------------    ---------------- ---------- ------------ --------------
   37     Long Copper Future(a)              July 2017     $2,364,175  $2,411,938     $ 47,763
   13     Long DAX Index                     June 2017      4,413,175   4,413,774          599
   44     Long FTSE 100 Index                June 2017      4,082,902   4,083,245          343
   19     Long HANG SENG Index                May 2017      2,986,687   2,999,730       13,043
   45     Long KOSPI 200 Index               June 2017      2,802,081   2,846,362       44,281
   33     Long Nikkei 225 Index              June 2017      5,614,174   5,683,786       69,612
   49     Long Russell 2000 Mini Index       June 2017      3,426,155   3,426,080          (75)
   31     Long S&P 500 E-Mini Index          June 2017      3,694,525   3,689,775       (4,750)
   14     Long US Treasury 10 years Notes    June 2017      1,755,188   1,760,063        4,875
   11     Long US Treasury Long Bonds        June 2017      1,678,437   1,682,656        4,219
                                                                                      --------
                                                                                      $179,910
                                                                                      ========

--------
(a)The security is owned by the AIG Global Trends Cayman Fund Ltd., which is a wholly-owned subsidiary of the AIG Global Trends Fund.

Forward Foreign Currency Contracts
--------------------------------------------------------------------------------------------------------------------
                                                                                 Delivery   Unrealized   Unrealized
               Counterparty                 Contract to Deliver In Exchange For    Date    Appreciation Depreciation
------------------------------------------- ------------------- --------------- ---------- ------------ ------------
Morgan Stanley & Co. International PLC      USD    2,428,868    BRL  7,606,000  05/03/2017   $    --      $(32,560)
                                            BRL    7,606,000    USD  2,378,064  05/03/2017        --       (18,244)
                                                                                             -------      --------
                                                                                                  --        50,804
                                                                                             -------      --------
State Street Bank and Trust Co.             BRL    7,606,000    USD  2,446,446  05/03/2017    50,138            --
                                            USD    2,378,064    BRL  7,606,000  05/03/2017    18,244            --
                                                                                             -------      --------
                                                                                              68,382            --
                                                                                             -------      --------
Net Unrealized Appreciation/(Depreciation)                                                   $68,382      $(50,804)
                                                                                             =======      ========

BRL -- Brazillian Real
USD -- United States Dollar

        SunAmerica Specialty Series -- AIG Global Trends Fund+
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2017@ -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                    Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                        Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                    --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Repurchase Agreements..............       $     --           $34,485,000             $--           $34,485,000
                                          --------           -----------             ---           -----------
Total Investments at Value.........       $     --           $34,485,000             $--           $34,485,000
                                          ========           ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts..................       $184,735           $        --             $--           $   184,735
Forward Foreign Currency Contracts.             --                68,382              --                68,382
                                          --------           -----------             ---           -----------
Total Other Financial Instruments..       $184,735           $    68,382             $--           $   253,117
                                          ========           ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Futures Contracts..................       $  4,825           $        --                           $     4,825
Forward Foreign Currency Contracts.             --                50,804             $--                50,804
                                          --------           -----------             ---           -----------
Total Other Financial Instruments..       $  4,825           $    50,804             $--           $    55,629
                                          ========           ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
@  Consolidated (see Note 2).
+  See Note 1

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited)

Industry Allocation*

                Domestic Fixed Income Investment
                 Companies..............................  22.5%
                International Fixed Income Investment
                 Companies..............................   7.7
                Domestic Equity Investment Companies....   7.4
                Diversified Banking Institutions........   7.1
                Banks-Commercial........................   3.3
                Time Deposits...........................   3.0
                Insurance-Multi-line....................   2.8
                Real Estate Investment Trusts...........   2.5
                Insurance-Life/Health...................   2.5
                Electric-Integrated.....................   2.4
                Banks-Super Regional....................   2.3
                Food-Retail.............................   2.0
                Human Resources.........................   1.9
                Domestic Mixed Allocation Investment
                 Companies..............................   1.6
                Chemicals-Diversified...................   1.5
                Building-Residential/Commercial.........   1.3
                Electronic Components-Misc..............   1.2
                Computers...............................   1.1
                Retail-Apparel/Shoe.....................   1.1
                Insurance-Property/Casualty.............   1.1
                Finance-Other Services..................   1.1
                Metal-Diversified.......................   1.0
                Oil Refining & Marketing................   1.0
                Banks-Money Center......................   1.0
                Pipelines...............................   1.0
                Cellular Telecom........................   0.9
                Computers-Memory Devices................   0.8
                Sovereign Agency........................   0.8
                Diversified Manufacturing Operations....   0.7
                Repurchase Agreements...................   0.7
                Diversified Minerals....................   0.7
                Investment Management/Advisor Services..   0.7
                Multimedia..............................   0.7
                Explosives..............................   0.6
                Telecom Services........................   0.6
                Circuit Boards..........................   0.6
                Metal Processors & Fabrication..........   0.5
                Food-Wholesale/Distribution.............   0.5
                Real Estate Operations & Development....   0.5
                Agricultural Chemicals..................   0.5
                Insurance-Reinsurance...................   0.5
                Aerospace/Defense.......................   0.5
                Oil Companies-Integrated................   0.5
                Electric-Generation.....................   0.5
                Retail-Office Supplies..................   0.5
                Airlines................................   0.5
                Auto-Cars/Light Trucks..................   0.5
                Miscellaneous Manufacturing.............   0.5
                Diversified Financial Services..........   0.5
                Semiconductor Components-Integrated
                 Circuits...............................   0.4
                Telephone-Integrated....................   0.4
                Retail-Regional Department Stores.......   0.4
                Networking Products.....................   0.4
                Food-Dairy Products.....................   0.4
                Private Equity..........................   0.3
                Agricultural Operations.................   0.3
                Insurance-Mutual........................   0.3
                Savings & Loans/Thrifts.................   0.3
                Banks-Fiduciary.........................   0.2
                E-Commerce/Products.....................   0.1
                Banks-Special Purpose...................   0.1
                                                         -----
                Total Investments.......................  99.3
                Other assets less liabilities...........   0.7
                                                         -----
                Net Assets.............................. 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets
+ See Note1

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited)


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS -- 26.1%
           Aerospace/Defense -- 0.5%
             BAE Systems PLC.......................  19,469 $158,106
                                                            --------
           Agricultural Chemicals -- 0.5%
             Yara International ASA................   4,345  161,533
                                                            --------
           Airlines -- 0.5%
             easyJet PLC...........................   9,827  148,662
                                                            --------
           Auto-Cars/Light Trucks -- 0.5%
             Subaru Corp...........................   3,900  147,359
                                                            --------
           Building-Residential/Commercial -- 1.3%
             Berkeley Group Holdings PLC...........   4,459  188,159
             Persimmon PLC.........................   7,790  235,088
                                                            --------
                                                             423,247
                                                            --------
           Cellular Telecom -- 0.9%
             Advanced Info Service PCL.............  30,000  151,778
             MTN Group, Ltd........................  13,987  132,400
                                                            --------
                                                             284,178
                                                            --------
           Chemicals-Diversified -- 1.5%
             Evonik Industries AG..................   4,650  155,275
             K+S AG................................   6,774  161,635
             LyondellBasell Industries NV, Class A.   1,878  159,179
                                                            --------
                                                             476,089
                                                            --------
           Circuit Boards -- 0.6%
             Zhen Ding Technology Holding, Ltd.....  75,000  175,500
                                                            --------
           Computers -- 1.1%
             HP, Inc...............................  10,990  206,832
             Lenovo Group, Ltd..................... 248,000  158,779
                                                            --------
                                                             365,611
                                                            --------
           Computers-Memory Devices -- 0.8%
             Western Digital Corp..................   2,982  265,607
                                                            --------
           Diversified Financial Services -- 0.5%
             China Galaxy Securities Co., Ltd...... 160,000  146,046
                                                            --------
           Electric-Generation -- 0.5%
             Huaneng Power International, Inc...... 222,000  153,264
                                                            --------
           Electronic Components-Misc. -- 1.2%
             Hon Hai Precision Industry Co., Ltd...  56,420  184,757
             Pegatron Corp.........................  63,000  185,632
                                                            --------
                                                             370,389
                                                            --------
           Explosives -- 0.6%
             Orica, Ltd............................  14,375  199,457
                                                            --------
           Finance-Other Services -- 1.0%
             ASX, Ltd..............................   3,921  148,916
             Japan Exchange Group, Inc.............  11,500  161,036
                                                            --------
                                                             309,952
                                                            --------
           Food-Retail -- 2.0%
             Casino Guichard Perrachon SA..........   2,510  151,198
             METRO AG..............................   4,540  149,401
             Wesfarmers, Ltd.......................   4,561  146,857
             Woolworths, Ltd.......................   8,790  176,923
                                                            --------
                                                             624,379
                                                            --------

+ See Note 1

                                                                 Value
                    Security Description               Shares   (Note 3)
       ------------------------------------------------------------------
       Food-Wholesale/Distribution -- 0.5%
         Bidvest Group, Ltd...........................  13,851 $  165,326
                                                               ----------
       Human Resources -- 1.9%
         Adecco Group AG..............................   2,825    209,817
         Capita PLC...................................  26,325    189,574
         Randstad Holding NV..........................   3,650    217,524
                                                               ----------
                                                                  616,915
                                                               ----------
       Insurance-Multi-line -- 1.2%
         BB Seguridade Participacoes SA...............  16,574    156,077
         Mapfre SA....................................  63,953    223,204
                                                               ----------
                                                                  379,281
                                                               ----------
       Investment Management/Advisor Services -- 0.4%
         Aberdeen Asset Management PLC................  37,791    136,562
                                                               ----------
       Metal Processors & Fabrication -- 0.5%
         Catcher Technology Co., Ltd..................  17,000    174,671
                                                               ----------
       Metal-Diversified -- 1.0%
         MMC Norilsk Nickel PJSC ADR..................   9,790    150,619
         Rio Tinto, Ltd...............................   3,797    171,843
                                                               ----------
                                                                  322,462
                                                               ----------
       Miscellaneous Manufacturing -- 0.5%
         CRRC Corp., Ltd.............................. 150,900    147,246
                                                               ----------
       Multimedia -- 0.5%
         Vivendi SA...................................   7,237    143,594
                                                               ----------
       Networking Products -- 0.4%
         Telefonaktiebolaget LM Ericsson, Class B.....  18,200    117,329
                                                               ----------
       Oil Companies-Integrated -- 0.5%
         Lukoil PJSC ADR..............................   3,153    156,594
                                                               ----------
       Oil Refining & Marketing -- 1.0%
         HollyFrontier Corp...........................   5,855    164,760
         Tupras Turkiye Petrol Rafinerileri AS........   6,200    156,224
                                                               ----------
                                                                  320,984
                                                               ----------
       Real Estate Operations & Development -- 0.5%
         China Vanke Co., Ltd.........................  63,800    161,912
                                                               ----------
       Retail-Apparel/Shoe -- 1.1%
         Gap, Inc.....................................   6,408    167,889
         HUGO BOSS AG.................................   2,582    196,402
                                                               ----------
                                                                  364,291
                                                               ----------
       Retail-Office Supplies -- 0.5%
         Staples, Inc.................................  15,559    152,011
                                                               ----------
       Retail-Regional Department Stores -- 0.4%
         Macy's, Inc..................................   4,087    119,422
                                                               ----------
       Semiconductor Components-Integrated Circuits -- 0.4%
         Novatek Microelectronics Corp................  36,000    138,411
                                                               ----------
       Telecom Services -- 0.4%
         Telenor ASA..................................   8,274    133,756
                                                               ----------
       Telephone-Integrated -- 0.4%
         CenturyLink, Inc.............................   4,677    120,058
                                                               ----------
       Total Common Stocks
          (cost $7,341,897)...........................          8,280,204
                                                               ----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           PREFERRED SECURITIES -- 10.5%
           Agricultural Operations -- 0.3%
             CHS, Inc.
              Series 4
              7.50%................................. 3,456  $ 99,879
                                                            --------
           Banks-Commercial -- 0.4%
             Barclays Bank PLC
              Series 5
              8.13%................................. 1,150    30,049
             CoBank ACB FRS
              Series F
              6.25%.................................   500    52,375
             Regions Financial Corp. FRS
              Series B
              6.38%................................. 1,391    39,157
                                                            --------
                                                             121,581
                                                            --------
           Banks-Money Center -- 0.2%
             National Westminster Bank PLC
              Series C
              7.76%................................. 1,924    50,505
                                                            --------
           Banks-Special Purpose -- 0.1%
             AgriBank FCB FRS
              6.88%.................................   250    27,781
                                                            --------
           Banks-Super Regional -- 0.7%
             Capital One Financial Corp.
              Series G
              5.20%................................. 2,000    46,980
             Huntington Bancshares, Inc.
              Series D
              6.25%................................. 1,393    37,750
             Wells Fargo & Co.
              Series Y
              5.63%................................. 2,000    49,980
             Wells Fargo & Co.
              Series W
              5.70%................................. 1,544    39,279
             Wells Fargo & Co. FRS
              5.85%................................. 1,975    53,523
                                                            --------
                                                             227,512
                                                            --------
           Diversified Banking Institutions -- 1.8%
             Bank of America Corp.
              Series EE
              6.00%................................. 1,563    40,435
             Bank of America Corp.
              Series CC
              6.20%................................. 2,000    52,000
             Bank of America Corp.
              Series Y
              6.50%.................................   911    24,506
             Citigroup, Inc.
              Series S
              6.30%................................. 1,583    42,329
             Citigroup, Inc. FRS
              Series J
              7.13%................................. 2,395    70,198
             GMAC Capital Trust I VRS
              Series 2
              6.82%................................. 5,000   127,300

+ See Note 1

                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         Diversified Banking Institutions (continued)
           JPMorgan Chase & Co.
            Series Y
            6.13%..................................... 1,326  $ 35,563
           Morgan Stanley FRS
            Series K
            5.85%..................................... 2,825    74,524
           Morgan Stanley FRS
            Series I
            6.38%..................................... 2,372    65,870
           Morgan Stanley FRS
            Series F
            6.88%..................................... 1,594    46,226
                                                              --------
                                                               578,951
                                                              --------
         E-Commerce/Products -- 0.1%
           eBay, Inc.
            6.00%..................................... 1,699    45,041
                                                              --------
         Electric-Integrated -- 0.9%
           Dominion Resources, Inc.
            Series A
            5.25%..................................... 1,094    26,891
           DTE Energy Co
            Series B
            5.38%.....................................   999    24,845
           Integrys Holding, Inc. FRS
            6.00%..................................... 3,928   102,128
           NextEra Energy Capital Holdings, Inc.
            Series K
            5.25%..................................... 1,200    29,508
           SCE Trust IV FRS
            Series J
            5.38%..................................... 1,000    27,730
           Southern Co.
            6.25%..................................... 2,794    74,013
                                                              --------
                                                               285,115
                                                              --------
         Food-Dairy Products -- 0.2%
           Dairy Farmers of America, Inc.
            7.88%*....................................   500    53,500
                                                              --------
         Insurance-Multi-line -- 0.3%
           Aegon NV
            6.50%..................................... 2,610    67,938
           American Financial Group, Inc.
            6.25%..................................... 1,053    28,115
                                                              --------
                                                                96,053
                                                              --------
         Insurance-Property/Casualty -- 0.4%
           Arch Capital Group, Ltd.
            Series E
            5.25%..................................... 2,925    67,567
           Hanover Insurance Group, Inc.
            6.35%..................................... 1,022    25,857
           WR Berkley Corp.
            5.75%..................................... 1,875    47,325
                                                              --------
                                                               140,749
                                                              --------
         Insurance-Reinsurance -- 0.5%
           Aspen Insurance Holdings, Ltd.
            5.63%.....................................   850    20,740

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


                                                                Value
                     Security Description               Shares (Note 3)
        ---------------------------------------------------------------
        PREFERRED SECURITIES (continued)
        Insurance-Reinsurance (continued)
          Axis Capital Holdings, Ltd.
           Series E
           5.50%....................................... 2,800  $ 67,816
          Reinsurance Group of America, Inc. FRS
           5.75%....................................... 1,100    30,635
          Validus Holdings, Ltd.
           Series A
           5.88........................................ 1,700    42,330
                                                               --------
                                                                161,521
                                                               --------
        Investment Management/Advisor Services -- 0.3%
          Ares Management LP
           Series A
           7.00%....................................... 3,300    86,460
                                                               --------
        Pipelines -- 0.2%
          NuStar Energy LP FRS
           Series B
           7.63%....................................... 1,900    48,165
                                                               --------
        Private Equity -- 0.3%
          KKR & Co. LP
           Series B
           6.50%....................................... 4,000   104,200
                                                               --------
        Real Estate Investment Trusts -- 2.5%
          American Homes 4 Rent
           Series C
           5.50%(1).................................... 1,040    29,224
          American Homes 4 Rent
           Series E
           6.35%....................................... 2,500    64,625
          Chesapeake Lodging Trust
           Series A
           7.75%....................................... 1,000    25,450
          Colony NorthStar, Inc.
           Series E
           8.75%....................................... 2,572    68,364
          CoreSite Realty Corp.
           Series A
           7.25%....................................... 1,400    35,966
          DDR Corp.
           Series J
           6.50%....................................... 1,000    25,150
          Monmouth Real Estate Investment Corp.
           Series C
           6.13%....................................... 2,000    50,320
          National Retail Properties, Inc.
           Series F
           5.20%....................................... 1,975    47,696
          Pennsylvania Real Estate Investment Trust
           Series A
           8.25%....................................... 1,750    44,537
          Retail Properties of America, Inc.
           Series A
           7.00%....................................... 1,000    26,250
          Rexford Industrial Realty, Inc.
           Series A
           5.88%....................................... 1,000    25,001

+ See Note 1

                                                    Shares/
                                                   Principal   Value
                  Security Description              Amount    (Note 3)
        ---------------------------------------------------------------
        Real Estate Investment Trusts (continued)
          Sabra Health Care REIT, Inc.
           Series A
           7.13%..................................    2,500  $   64,775
          Saul Centers, Inc.
           Series C
           6.88%..................................      820      20,869
          Summit Hotel Properties, Inc.
           Series B
           7.88%..................................    1,300      33,540
          Taubman Centers, Inc.
           Series K
           6.25%..................................    2,160      54,821
          Urstadt Biddle Properties, Inc.
           Series F
           7.13%..................................    1,600      40,704
          Ventas Realty LP/Ventas Capital Corp.
           5.45%..................................    1,665      41,492
          VEREIT, Inc.
           Series F
           6.70%..................................    3,929     101,093
                                                             ----------
                                                                799,877
                                                             ----------
        Savings & Loans/Thrifts -- 0.3%
          New York Community Bancorp, Inc. FRS
           Series A
           6.38%..................................    3,425      93,845
                                                             ----------
        Sovereign Agency -- 0.8%
          Farm Credit Bank of Texas FRS
           6.75%..................................    1,200     130,125
          Farm Credit Bank of Texas
           10.00%.................................      100     122,750
                                                             ----------
                                                                252,875
                                                             ----------
        Telecom Services -- 0.2%
          Qwest Corp.
           6.75%..................................    1,850      46,102
                                                             ----------
        Total Preferred Securities
           (cost $3,124,665)......................            3,319,712
                                                             ----------
        PREFERRED SECURITIES/CAPITAL SECURITIES -- 19.6%
        Banks-Commercial -- 2.9%
          CoBank ACB FRS
           Series I
           6.25% due 10/01/2026(2)................ $106,000     115,546
          DNB Bank ASA VRS
           6.50% due 03/26/2022(2)................  200,000     213,008
          Macquarie Bank, Ltd. VRS
           6.13% due 03/08/2027*(2)...............  200,000     203,600
          Rabobank Nederland FRS
           11.00% due 06/30/2019*(2)..............  150,000     175,125
          Swedbank AB VRS
           6.00% due 03/17/2022(2)................  200,000     208,500
                                                             ----------
                                                                915,779
                                                             ----------
        Banks-Fiduciary -- 0.2%
          State Street Corp. FRS
           Series F
           5.25% due 09/15/2020(2)................   50,000      52,500
                                                             ----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


                                                    Principal  Value
                   Security Description              Amount   (Note 3)
         ------------------------------------------------------------
         PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
         Banks-Money Center -- 0.8%
           Dresdner Funding Trust I
            8.15% due 06/30/2031*.................. $100,000  $118,750
           HSBC Capital Funding Dollar 1 LP FRS
            10.18% due 06/30/2030*(2)..............   95,000   145,825
                                                              --------
                                                               264,575
                                                              --------
         Banks-Super Regional -- 1.6%
           PNC Financial Services Group, Inc. FRS
            6.75% due 08/01/2021(2)................  175,000   197,531
           US Bancorp FRS
            5.13% due 01/15/2021(2)................   30,000    31,688
           Wells Fargo & Co. FRS
            Series U
            5.88% due 06/15/2025(2)................   85,000    92,225
           Wells Fargo & Co. FRS
            Series K
            7.98% due 03/15/2018(2)................  110,000   115,087
           Wells Fargo Capital X
            5.95% due 12/01/2086...................   60,000    64,800
                                                              --------
                                                               501,331
                                                              --------
         Diversified Banking Institutions -- 5.3%
           Bank of America Corp. FRS
            Series X
            6.25% due 09/05/2024(2)................   46,000    49,340
           Bank of America Corp. FRS
            6.30% due 03/10/2026(2)................   35,000    38,544
           Bank of America Corp. FRS
            Series Z
            6.50% due 10/23/2024(2)................   95,000   105,569
           Citigroup, Inc. FRS
            6.13% due 11/15/2020(2)................   45,000    47,950
           Citigroup, Inc. FRS
            Series T
            6.25% due 08/15/2026(2)................   56,000    60,970
           Credit Agricole SA VRS
            8.13% due 12/23/2025*(2)...............  200,000   220,724
           Goldman Sachs Capital I
            6.35% due 02/15/2034...................   21,000    25,128
           Goldman Sachs Group, Inc. FRS
            Series L
            5.70% due 05/10/2019(2)................   95,000    98,087
           HSBC Holdings PLC VRS
            6.88% due 06/01/2021(2)................  200,000   216,600
           JPMorgan Chase & Co. FRS
            Series Z
            5.30% due 05/01/2020(2)................   25,000    26,064
           JPMorgan Chase & Co. FRS
            Series S
            6.75% due 02/01/2024(2)................  150,000   169,200
           JPMorgan Chase & Co. FRS
            Series 1
            7.90% due 04/30/2018(2)................  155,000   161,975
           Royal Bank of Scotland Group PLC FRS
            7.65% due 09/30/2031(2)................   35,000    41,475
           Royal Bank of Scotland Group PLC VRS
            8.63% due 08/15/2021(2)................  200,000   215,900

+ See Note 1


                                                           Principal   Value
                  Security Description                      Amount    (Note 3)
------------------------------------------------------------------------------
Diversified Banking Institutions (continued)
  UBS Group AG VRS
   7.13% due 02/19/2020(2)................................ $200,000  $  212,250
                                                                     ----------
                                                                      1,689,776
                                                                     ----------
Diversified Manufacturing Operations -- 0.7%
  General Electric Co. FRS
   Series D
   5.00% due 01/21/2021(2)................................  221,000     233,100
                                                                     ----------
Diversified Minerals -- 0.7%
  BHP Billiton Finance USA, Ltd. VRS
   6.75% due 10/19/2075*..................................  200,000     226,500
                                                                     ----------
Electric-Integrated -- 1.5%
  Emera, Inc. FRS
   6.75% due 06/15/2076...................................  203,000     223,554
  Enel SpA VRS
   8.75% due 09/24/2073*..................................  200,000     234,000
                                                                     ----------
                                                                        457,554
                                                                     ----------
Finance-Other Services -- 0.1%
  National Rural Utilities Cooperative Finance Corp. FRS
   5.25% due 04/20/2046...................................   36,000      37,503
                                                                     ----------
Insurance-Life/Health -- 2.5%
  Dai-ichi Life Insurance Co., Ltd. FRS
   7.25% due 07/25/2021*(2)...............................  100,000     114,500
  Fukoku Mutual Life Insurance Co. FRS
   5.00% due 07/28/2025(2)................................  200,000     205,174
  Nippon Life Insurance Co. VRS
   4.70% due 01/20/2046*..................................  200,000     207,500
  Prudential Financial, Inc. FRS
   5.20% due 03/15/2044...................................   50,000      52,000
  Prudential Financial, Inc. FRS
   5.63% due 06/15/2043...................................  167,000     182,239
  Prudential Financial, Inc. FRS
   8.88% due 06/15/2068...................................   35,000      37,350
                                                                     ----------
                                                                        798,763
                                                                     ----------
Insurance-Multi-line -- 1.3%
  MetLife Capital Trust IV
   7.88% due 12/15/2067*..................................  100,000     127,550
  MetLife, Inc. FRS
   5.25% due 06/15/2020(2)................................   57,000      59,194
  MetLife, Inc.
   9.25% due 04/08/2038*..................................  100,000     143,875
  MetLife, Inc.
   10.75% due 08/01/2069..................................   18,000      28,800
  Voya Financial, Inc. FRS
   5.65% due 05/15/2053...................................   50,000      51,625
                                                                     ----------
                                                                        411,044
                                                                     ----------
Insurance-Mutual -- 0.3%
  Liberty Mutual Group, Inc.
   7.80% due 03/07/2087*..................................   85,000      98,387
                                                                     ----------
Insurance-Property/Casualty -- 0.7%
  QBE Insurance Group, Ltd. VRS
   6.75% due 12/02/2044...................................  200,000     220,192
                                                                     ----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 3)
    -----------------------------------------------------------------------
    PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
    Multimedia -- 0.2%
      Viacom, Inc. FRS
       5.88% due 02/28/2057............................ $ 60,000  $   61,950
                                                                  ----------
    Pipelines -- 0.8%
      TransCanada Trust FRS
       5.30% due 03/15/2077............................   45,000      45,394
      TransCanada Trust FRS
       5.63% due 05/20/2075............................   50,000      52,250
      TransCanada Trust FRS
       5.88% due 08/15/2076............................  153,000     164,475
                                                                  ----------
                                                                     262,119
                                                                  ----------
    Total Preferred Securities/Capital Securities
       (cost $5,954,886)...............................            6,231,073
                                                                  ----------
    REGISTERED INVESTMENT COMPANIES -- 39.2%
    Domestic Equity Investment Companies -- 7.4%
      Eaton Vance Tax-Advantaged Dividend Income
       Fund............................................   24,907     542,972
      Eaton Vance Tax-Managed Diversified Equity
       Income Fund.....................................   44,974     507,307
      First Trust Energy Income and Growth Fund........    2,856      77,769
      Gabelli Dividend & Income Trust..................   20,460     439,481
      Gabelli Equity Trust, Inc........................   35,883     220,680
      John Hancock Tax-Advantaged Dividend Income
       Fund............................................   19,607     511,939
      Tortoise Energy Infrastructure Corp..............    1,725      60,358
                                                                  ----------
                                                                   2,360,506
                                                                  ----------
    Domestic Fixed Income Investment Companies -- 22.5%
      AllianzGI Convertible & Income Fund..............   43,499     302,753
      AllianzGI Convertible & Income Fund II...........   58,828     360,027
      BlackRock Corporate High Yield Fund, Inc.........   18,335     206,636
      BlackRock Floating Rate Income Strategies Fund,
       Inc.............................................    2,380      34,391
      BlackRock Limited Duration Income Trust..........    7,420     116,568
      BlackRock MuniHoldings Investment Quality
       Fund............................................      738      10,738
      BlackRock Taxable Municipal Bond Trust...........    4,710     106,729
      Calamos Convertible and High Income Fund.........   27,790     323,754
      DoubleLine Income Solutions Fund.................   21,540     443,293
      Eaton Vance Limited Duration Income Fund.........   14,921     210,685
      Eaton Vance Senior Floating-Rate Trust...........    5,787      86,342
      Eaton Vance Senior Income Trust..................    9,353      64,255
      Flaherty & Crumrine Preferred Securities Income
       Fund, Inc.......................................    8,298     173,096
      Flaherty & Crumrine Total Return Fund, Inc.......    7,799     167,211
      Franklin Limited Duration Income Trust...........    7,899      94,472
      Guggenheim Taxable Municipal Managed Duration
       Trust...........................................    4,487     102,887
      Invesco Dynamic Credit Opportunities Fund........    9,044     111,151
      John Hancock Preferred Income Fund...............   10,020     220,640
      MFS Multimarket Income Trust.....................   21,714     134,410
      New America High Income Fund, Inc................   27,010     257,135
      Nuveen AMT-Free Quality Municipal Income
       Fund............................................      777      10,521
      Nuveen Credit Strategies Income Fund.............   54,417     482,135
      Nuveen Floating Rate Income Fund.................    7,183      83,897
      Nuveen Floating Rate Income Opportunity Fund.....   10,848     129,417

+ See Note 1

                                                        Shares/
                                                       Principal   Value
                  Security Description                  Amount    (Note 3)
    -----------------------------------------------------------------------
    Domestic Fixed Income Investment Companies (continued)
      Nuveen Mortgage Opportunity Term Fund...........    1,521  $    37,949
      Nuveen Municipal Credit Income Fund.............      724       10,650
      Nuveen Preferred Income Opportunities Fund......   41,709      423,346
      Nuveen Short Duration Credit Opportunities
       Fund...........................................   11,835      214,805
      PIMCO Corporate & Income Opportunity Fund.......   18,930      303,827
      PIMCO Dynamic Credit and Mortgage Income
       Fund...........................................   24,196      529,892
      PIMCO Income Strategy Fund II...................   49,335      511,604
      PIMCO Municipal Income Fund II..................      842       10,811
      Pioneer Floating Rate Trust.....................   14,589      180,028
      Pioneer High Income Trust.......................   17,541      175,059
      Wells Fargo Income Opportunities Fund...........   22,011      190,175
      Western Asset Global Corporate Defined
       Opportunity Fund, Inc..........................    9,009      160,360
      Western Asset High Yield Defined Opportunity
       Fund, Inc......................................    9,928      154,380
                                                                 -----------
                                                                   7,136,029
                                                                 -----------
    Domestic Mixed Allocation Investment Companies -- 1.6%
      Clough Global Opportunities Fund................    4,442       47,307
      Flaherty & Crumrine Dynamic Preferred and
       Income Fund, Inc...............................   18,173      461,049
                                                                 -----------
                                                                     508,356
                                                                 -----------
    International Fixed Income Investment Companies -- 7.7%
      AllianceBernstein Global High Income Fund,
       Inc............................................   14,615      187,803
      First Trust Aberdeen Global Opportunity Income
       Fund...........................................   13,782      162,352
      Legg Mason BW Global Income Opportunities
       Fund, Inc......................................   22,807      296,947
      Nuveen Preferred & Income Term Fund.............   13,865      346,486
      PIMCO Dynamic Income Fund.......................   17,123      500,334
      PIMCO Income Opportunity Fund...................   19,766      509,568
      Stone Harbor Emerging Markets Income Fund.......    3,534       58,028
      Wells Fargo Multi-Sector Income Fund............   17,489      238,025
      Western Asset Global High Income Fund, Inc......   15,580      160,007
                                                                 -----------
                                                                   2,459,550
                                                                 -----------
    Total Registered Investment Companies
       (cost $12,464,624).............................            12,464,441
                                                                 -----------
    U.S. CORPORATE BONDS & NOTES -- 0.2%
    Food-Dairy Products -- 0.2%
      Land O' Lakes, Inc.
       Junior Sub. Notes
       7.25% due 04/04/2027*(2)
       (cost $50,000)................................. $ 50,000       50,625
                                                                 -----------
    Total Long-Term Investment Securities
       (cost $28,936,072).............................            30,346,055
                                                                 -----------
    SHORT-TERM INVESTMENT SECURITIES -- 3.0%
    Time Deposits -- 3.0%
      Euro Time Deposit with State Street Bank and
       Trust Co.
       0.09% due 05/01/2017
       (cost $962,000)................................  962,000      962,000
                                                                 -----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


                                                        Principal   Value
                  Security Description                   Amount    (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 0.7%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated 04/28/2017, to
      be repurchased 05/01/2017 in the amount of
      $227,002 and collateralized by $230,000 of
      United States Treasury Bonds, bearing interest
      at 3.00%, due 11/15/2044 and having an
      approximate value of $234,682
      (cost $227,000).................................. $227,000  $   227,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $30,125,072)(3)............................     99.3%  31,535,055
   Other assets less liabilities.......................      0.7      221,167
                                                        --------  -----------
   NET ASSETS                                              100.0% $31,756,222
                                                        ========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $2,120,461 representing 6.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+  See Note 1
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2017.
(2)Perpetual maturity -- maturity date reflects the next call date.
(3)See Note 6 for cost of investments on a tax basis.

ADR-- American Depositary Receipt
FRS-- Floating Rate Security
VRS-- Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks...........................      $ 8,280,204         $       --              $--           $ 8,280,204
Preferred Securities:
  Banks-Commercial......................           69,206             52,375               --               121,581
  Banks-Special Purpose.................               --             27,781               --                27,781
  Electric-Integrated...................          182,987            102,128               --               285,115
  Food-Dairy Products...................               --             53,500               --                53,500
  Sovereign Agency......................               --            252,875               --               252,875
  Other industries......................        2,578,860                 --               --             2,578,860
Preferred Securities/Capital Securities.               --          6,231,073               --             6,231,073
Registered Investment Companies.........       12,464,441                 --               --            12,464,441
U.S. Corporate Bonds & Notes............               --             50,625               --                50,625
Short-Term Investment Securities........               --            962,000               --               962,000
Repurchase Agreements...................               --            227,000               --               227,000
                                              -----------         ----------              ---           -----------
Total Investments at Value..............      $23,575,698         $7,959,357              $--           $31,535,055
                                              ===========         ==========              ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Small-Cap Fund+
        PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited)

Industry Allocation*

               Banks-Commercial............................. 6.5%
               Real Estate Investment Trusts................ 4.3
               Medical-Drugs................................ 3.2
               Medical-Biomedical/Gene...................... 2.7
               Retail-Restaurants........................... 2.2
               Exchange-Traded Funds........................ 2.1
               Auto/Truck Parts & Equipment-Replacement..... 1.9
               Networking Products.......................... 1.9
               Savings & Loans/Thrifts...................... 1.7
               Insurance-Property/Casualty.................. 1.7
               Metal Processors & Fabrication............... 1.7
               Commercial Services.......................... 1.6
               Human Resources.............................. 1.6
               Electronic Components-Semiconductors......... 1.5
               Building-Mobile Home/Manufactured Housing.... 1.4
               Computer Software............................ 1.3
               Internet Telephone........................... 1.3
               Web Portals/ISP.............................. 1.3
               Computer Services............................ 1.3
               Investment Management/Advisor Services....... 1.3
               Consulting Services.......................... 1.2
               Building & Construction Products-Misc........ 1.2
               Diversified Manufacturing Operations......... 1.1
               Telecom Services............................. 1.1
               Diagnostic Equipment......................... 1.1
               Chemicals-Specialty.......................... 1.1
               Hazardous Waste Disposal..................... 1.1
               Paper & Related Products..................... 1.1
               Time Deposits................................ 1.1
               Electronic Components-Misc................... 1.0
               Wireless Equipment........................... 1.0
               Semiconductor Equipment...................... 1.0
               Commercial Services-Finance.................. 0.9
               Oil Companies-Exploration & Production....... 0.9
               Enterprise Software/Service.................. 0.9
               Medical Products............................. 0.8
               Therapeutics................................. 0.8
               Building-Residential/Commercial.............. 0.8
               Machinery-General Industrial................. 0.8
               Diagnostic Kits.............................. 0.8
               Insurance-Life/Health........................ 0.8
               Veterinary Diagnostics....................... 0.8
               Applications Software........................ 0.8
               Power Converter/Supply Equipment............. 0.8
               Food-Wholesale/Distribution.................. 0.8
               Retail-Home Furnishings...................... 0.7
               Medical-Outpatient/Home Medical.............. 0.7
               Engineering/R&D Services..................... 0.7
               Wire & Cable Products........................ 0.7
               Electric-Integrated.......................... 0.7
               Insurance-Reinsurance........................ 0.7
               Computers-Periphery Equipment................ 0.7
               Respiratory Products......................... 0.7
               Transport-Truck.............................. 0.7
               Beverages-Wine/Spirits....................... 0.6
               Transport-Services........................... 0.6
               Internet Connectivity Services............... 0.6
               Auto-Heavy Duty Trucks....................... 0.6
               Funeral Services & Related Items............. 0.6
               Metal Products-Distribution.................. 0.6

+ See Note1

              Telecom Equipment-Fiber Optics................ 0.6%
              Protection/Safety............................. 0.6
              Gas-Distribution.............................. 0.5
              Computer Aided Design......................... 0.5
              Electronic Security Devices................... 0.5
              MRI/Medical Diagnostic Imaging................ 0.5
              Computers-Integrated Systems.................. 0.5
              Chemicals-Diversified......................... 0.5
              Medical Imaging Systems....................... 0.5
              Insurance Brokers............................. 0.4
              Repurchase Agreements......................... 0.4
              Retail-Apparel/Shoe........................... 0.4
              Medical Instruments........................... 0.4
              Athletic Equipment............................ 0.4
              Auto/Truck Parts & Equipment-Original......... 0.4
              E-Commerce/Products........................... 0.3
              Aerospace/Defense-Equipment................... 0.3
              Medical-Generic Drugs......................... 0.3
              Food-Misc./Diversified........................ 0.3
              Finance-Investment Banker/Broker.............. 0.3
              Communications Software....................... 0.3
              Food-Dairy Products........................... 0.3
              Distribution/Wholesale........................ 0.3
              Schools....................................... 0.3
              Oil-Field Services............................ 0.3
              Data Processing/Management.................... 0.3
              Semiconductor Components-Integrated Circuits.. 0.3
              Building-Heavy Construction................... 0.2
              Aerospace/Defense............................. 0.2
              Physical Therapy/Rehabilitation Centers....... 0.2
              Transport-Marine.............................. 0.2
              Financial Guarantee Insurance................. 0.2
              Office Furnishings-Original................... 0.2
              E-Commerce/Services........................... 0.2
              Lasers-System/Components...................... 0.2
              Footwear & Related Apparel.................... 0.2
              Drug Delivery Systems......................... 0.2
              Multimedia.................................... 0.2
              Television.................................... 0.2
              Retail-Automobile............................. 0.2
              Retail-Misc./Diversified...................... 0.2
              Printing-Commercial........................... 0.2
              Patient Monitoring Equipment.................. 0.2
              Finance-Mortgage Loan/Banker.................. 0.2
              Steel-Producers............................... 0.2
              Airlines...................................... 0.2
              Energy-Alternate Sources...................... 0.2
              Electronic Parts Distribution................. 0.2
              Insurance-Multi-line.......................... 0.1
              Water......................................... 0.1
              Entertainment Software........................ 0.1
              Finance-Consumer Loans........................ 0.1
              Building Products-Doors & Windows............. 0.1
              Independent Power Producers................... 0.1
              Consumer Products-Misc........................ 0.1
              Home Furnishings.............................. 0.1
              Electronic Measurement Instruments............ 0.1
              Oil Refining & Marketing...................... 0.1
              Instruments-Controls.......................... 0.1
              Hotels/Motels................................. 0.1
              Research & Development........................ 0.1
              Internet Security............................. 0.1

        SunAmerica Specialty Series -- AIG Small-Cap Fund+
        PORTFOLIO PROFILE -- April 30, 2017 -- (unaudited) (continued)

Industry Allocation* (continued)


                 Miscellaneous Manufacturing............. 0.1%
                 Medical Information Systems............. 0.1
                 Medical-HMO............................. 0.1
                 Computers-Other......................... 0.1
                 Finance-Other Services.................. 0.1
                 Retail-Discount......................... 0.1
                 Building & Construction-Misc............ 0.1
                 Racetracks.............................. 0.1
                 Real Estate Operations & Development.... 0.1
                 Broadcast Services/Program.............. 0.1
                 Telephone-Integrated.................... 0.1
                 Rental Auto/Equipment................... 0.1
                 Chemicals-Plastics...................... 0.1
                 Electric Products-Misc.................. 0.1
                 Transactional Software.................. 0.1
                 Satellite Telecom....................... 0.1
                 Telecommunication Equipment............. 0.1
                 Tobacco................................. 0.1
                 Disposable Medical Products............. 0.1
                 Diversified Minerals.................... 0.1
                 Web Hosting/Design...................... 0.1
                 Transport-Equipment & Leasing........... 0.1
                 Lighting Products & Systems............. 0.1
                 Machine Tools & Related Products........ 0.1
                 Firearms & Ammunition................... 0.1
                 Internet Content-Information/News....... 0.1
                 Resorts/Theme Parks..................... 0.1
                 Steel Pipe & Tube....................... 0.1
                 Batteries/Battery Systems............... 0.1
                 Oil Field Machinery & Equipment......... 0.1
                 Rubber/Plastic Products................. 0.1
                 Building Products-Cement................ 0.1
                 Containers-Paper/Plastic................ 0.1
                 Gambling (Non-Hotel).................... 0.1
                 Publishing-Newspapers................... 0.1
                 Cosmetics & Toiletries.................. 0.1
                 Recreational Vehicles................... 0.1
                 Retail-Building Products................ 0.1
                 Security Services....................... 0.1
                 Building Products-Wood.................. 0.1
                 Casino Hotels........................... 0.1
                 Medical-Hospitals....................... 0.1
                 Environmental Consulting & Engineering.. 0.1
                 Apparel Manufacturers................... 0.1
                 Food-Retail............................. 0.1
                 Publishing-Books........................ 0.1
                 Theaters................................ 0.1
                 Medical-Nursing Homes................... 0.1
                 Real Estate Management/Services......... 0.1
                 Internet Application Software........... 0.1
                 Retail-Office Supplies.................. 0.1
                 Machinery-Pumps......................... 0.1
                 Auction Houses/Art Dealers.............. 0.1
                 Environmental Monitoring & Detection.... 0.1
                 Building-Maintenance & Services......... 0.1
                 Health Care Cost Containment............ 0.1
                 Diversified Operations.................. 0.1
                 Poultry................................. 0.1
                 Transport-Air Freight................... 0.1
                 Machinery-Electrical.................... 0.1
                 Beverages-Non-alcoholic................. 0.1

                Finance-Credit Card.....................   0.1%
                Pipelines...............................   0.1
                Platinum................................   0.1
                Metal-Aluminum..........................   0.1
                Appliances..............................   0.1
                Medical-Wholesale Drug Distribution.....   0.1
                Educational Software....................   0.1
                Linen Supply & Related Items............   0.1
                Rubber-Tires............................   0.1
                Motion Pictures & Services..............   0.1
                Silver Mining...........................   0.1
                                                         -----
                Total Investments.......................  99.7
                Other assets less liabilities...........   0.3
                                                         -----
                                                         100.0%
                                                         =====

--------
* Calculated as a percentage of net assets
+ See Note 1

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS -- 96.1%
            Advertising Agencies -- 0.0%
             MDC Partners, Inc., Class A............   661  $  5,916
                                                            --------
            Advertising Services -- 0.0%
             Marchex, Inc., Class B+................   430     1,165
                                                            --------
            Aerospace/Defense -- 0.2%
             Aerovironment, Inc.+...................   263     7,514
             Cubic Corp.............................   316    16,401
             Esterline Technologies Corp.+..........   374    34,202
             Kratos Defense & Security Solutions,
               Inc.+................................   850     6,477
             National Presto Industries, Inc........    63     6,574
             Teledyne Technologies, Inc.+...........   433    58,381
                                                            --------
                                                             129,549
                                                            --------
            Aerospace/Defense-Equipment -- 0.3%
             AAR Corp...............................   426    15,332
             Aerojet Rocketdyne Holdings, Inc.+.....   768    17,211
             Astronics Corp.+.......................   249     8,095
             Curtiss-Wright Corp....................   559    52,244
             Ducommun, Inc.+........................   132     3,880
             Kaman Corp.............................   345    16,563
             KLX, Inc.+.............................   669    31,644
             Moog, Inc., Class A+...................   402    27,597
             Triumph Group, Inc.....................   635    16,637
                                                            --------
                                                             189,203
                                                            --------
            Agricultural Operations -- 0.0%
             Alico, Inc.............................    44     1,318
             Andersons, Inc.........................   345    12,886
             Limoneira Co...........................   150     3,102
             Tejon Ranch Co.+.......................   178     4,076
                                                            --------
                                                              21,382
                                                            --------
            Airlines -- 0.2%
             Allegiant Travel Co....................   166    24,136
             Hawaiian Holdings, Inc.+...............   666    36,164
             SkyWest, Inc...........................   635    23,622
                                                            --------
                                                              83,922
                                                            --------
            Apparel Manufacturers -- 0.1%
             Columbia Sportswear Co.................   341    19,307
             Delta Apparel, Inc.+...................    90     1,578
             Oxford Industries, Inc.................   194    11,248
             Sequential Brands Group, Inc.+.........   505     1,702
             Superior Uniform Group, Inc............   103     1,879
             Vince Holding Corp.+...................   278       278
                                                            --------
                                                              35,992
                                                            --------
            Appliances -- 0.1%
             iRobot Corp.+..........................   345    27,510
                                                            --------
            Applications Software -- 0.8%
             Appfolio, Inc., Class A+...............    97     2,575
             Bazaarvoice, Inc.+..................... 1,058     4,973
             Brightcove, Inc.+......................   385     3,350
             Callidus Software, Inc.+...............   770    16,209
             Ebix, Inc..............................   323    19,929
             Five9, Inc.+...........................   426     7,772
             HubSpot, Inc.+.........................   371    24,876
             Jive Software, Inc.+...................   745     3,762
             MINDBODY, Inc., Class A+...............   184     5,216

                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      Applications Software (continued)
        New Relic, Inc.+...............................    282 $   11,274
        Park City Group, Inc.+.........................    166      2,100
        PDF Solutions, Inc.+........................... 13,560    257,911
        Progress Software Corp.........................    646     19,199
        RealPage, Inc.+................................    683     25,305
        Verint Systems, Inc.+..........................    785     30,851
                                                               ----------
                                                                  435,302
                                                               ----------
      Athletic Equipment -- 0.4%
        Nautilus, Inc.+................................ 11,461    208,590
                                                               ----------
      Auction Houses/Art Dealers -- 0.1%
        B. Riley Financial, Inc........................    118      1,776
        Sotheby's+.....................................    621     29,410
                                                               ----------
                                                                   31,186
                                                               ----------
      Audio/Video Products -- 0.0%
        Daktronics, Inc................................    473      4,475
        Universal Electronics, Inc.+...................    181     12,543
                                                               ----------
                                                                   17,018
                                                               ----------
      Auto Repair Centers -- 0.0%
        Monro Muffler Brake, Inc.......................    396     20,533
                                                               ----------
      Auto-Cars/Light Trucks -- 0.0%
        REV Group, Inc.................................    149      4,202
                                                               ----------
      Auto-Heavy Duty Trucks -- 0.6%
        Blue Bird Corp.+............................... 17,257    320,980
        Navistar International Corp.+..................    638     17,169
        Workhorse Group, Inc.+.........................    146        298
                                                               ----------
                                                                  338,447
                                                               ----------
      Auto-Truck Trailers -- 0.0%
        Wabash National Corp...........................    753     17,153
                                                               ----------
      Auto/Truck Parts & Equipment-Original -- 0.4%
        American Axle & Manufacturing Holdings, Inc.+..  1,067     18,769
        Cooper-Standard Holding, Inc.+.................    186     21,031
        Dana, Inc......................................  1,886     36,626
        Gentherm, Inc.+................................    459     17,052
        Horizon Global Corp.+..........................    276      3,889
        Meritor, Inc.+.................................  1,043     18,576
        Miller Industries, Inc.........................    141      3,581
        Modine Manufacturing Co.+......................    606      7,333
        Spartan Motors, Inc............................    428      3,531
        Strattec Security Corp.........................     44      1,415
        Superior Industries International, Inc.........    323      7,025
        Supreme Industries, Inc., Class A..............    166      3,327
        Tenneco, Inc...................................    676     42,608
        Titan International, Inc.......................    571      6,115
        Tower International, Inc.......................    265      7,181
        Unique Fabricating, Inc........................     84        975
                                                               ----------
                                                                  199,034
                                                               ----------
      Auto/Truck Parts & Equipment-Replacement -- 1.9%
        Commercial Vehicle Group, Inc.+................ 39,866    354,409
        Dorman Products, Inc.+.........................    333     27,689
        Douglas Dynamics, Inc..........................  8,654    276,063
        Motorcar Parts of America, Inc.+............... 12,792    387,853
        Standard Motor Products, Inc...................    270     13,724
                                                               ----------
                                                                1,059,738
                                                               ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            B2B/E-Commerce -- 0.0%
             ePlus, Inc.+...........................   160  $ 11,400
             Global Sources, Ltd.+..................   105       966
             TechTarget, Inc.+......................   201     1,859
                                                            --------
                                                              14,225
                                                            --------
            Banks-Commercial -- 6.5%
             1st Source Corp........................   201     9,710
             Access National Corp...................   182     5,156
             ACNB Corp..............................    76     2,352
             Allegiance Bancshares, Inc.+...........   140     5,467
             American National Bankshares, Inc......   105     4,032
             Ameris Bancorp.........................   458    21,572
             Ames National Corp.....................   108     3,337
             Arrow Financial Corp...................   144     4,932
             Atlantic Capital Bancshares, Inc.+.....   222     4,351
             BancFirst Corp.........................   100     9,605
             Bancorp, Inc.+.........................   635     4,096
             BancorpSouth, Inc...................... 1,088    33,130
             Bank of Marin Bancorp..................    76     4,799
             Bank of N.T. Butterfield & Son, Ltd....   155     5,154
             Bank of the Ozarks, Inc................ 1,119    53,119
             Bankwell Financial Group, Inc..........    73     2,638
             Banner Corp............................   380    20,976
             Bar Harbor Bankshares..................   186     5,727
             Blue Hills Bancorp, Inc................   317     5,738
             BNC Bancorp............................   512    17,126
             Bridge Bancorp, Inc....................   226     8,192
             Bryn Mawr Bank Corp.................... 8,747   375,246
             C&F Financial Corp.....................    41     2,050
             Camden National Corp...................   193     8,251
             Capital Bank Financial Corp., Class A..   308    12,782
             Capital City Bank Group, Inc...........   141     2,906
             Capstar Financial Holdings, Inc.+......    34       600
             Carolina Financial Corp................   155     4,783
             Cascade Bancorp+.......................   404     3,022
             Cass Information Systems, Inc..........   140     9,306
             Cathay General Bancorp, Class B........   934    35,539
             CenterState Banks, Inc.................   616    15,542
             Central Pacific Financial Corp.........   390    12,199
             Central Valley Community Bancorp.......   111     2,521
             Century Bancorp, Inc., Class A.........    36     2,270
             Chemical Financial Corp................   834    39,573
             Chemung Financial Corp.................    39     1,482
             Citizens & Northern Corp...............   150     3,488
             City Holding Co........................   187    13,294
             CNB Financial Corp.....................   177     4,229
             CoBiz Financial, Inc...................   478     7,854
             Codorus Valley Bancorp, Inc............   103     2,986
             Columbia Banking System, Inc...........   736    29,079
             Community Bank System, Inc.............   545    30,493
             Community Trust Bancorp, Inc...........   195     8,765
             ConnectOne Bancorp, Inc................   367     8,147
             County Bancorp, Inc....................    60     1,647
             CU Bancorp+............................   208     7,753
             Customers Bancorp, Inc.+...............   346    10,702
             CVB Financial Corp..................... 1,281    27,593
             Eagle Bancorp, Inc.+...................   386    23,121
             Enterprise Bancorp, Inc................   107     3,746
             Enterprise Financial Services Corp.....   274    11,576

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         Banks-Commercial (continued)
          Equity Bancshares, Inc., Class A+...........     87 $  2,747
          Farmers Capital Bank Corp...................     94    3,901
          Farmers National Banc Corp..................    320    4,576
          FB Financial Corp.+.........................     81    2,935
          FCB Financial Holdings, Inc., Class A+......    385   18,191
          Fidelity Southern Corp......................    267    6,013
          Financial Institutions, Inc.................    178    5,963
          First BanCorp+..............................  1,534    9,020
          First Bancorp...............................    292    8,772
          First Bancorp, Inc..........................    129    3,479
          First Busey Corp............................    398   11,920
          First Business Financial Services, Inc......    103    2,737
          First Citizens BancShares, Inc., Class A....     97   33,762
          First Commonwealth Financial Corp...........  1,144   14,769
          First Community Bancshares, Inc.............    201    5,318
          First Community Financial Partners, Inc.+...    175    2,284
          First Connecticut Bancorp, Inc..............    179    4,779
          First Financial Bancorp.....................    771   21,318
          First Financial Bankshares, Inc.............    807   32,240
          First Financial Corp........................    128    6,246
          First Foundation, Inc.+..................... 24,360  382,452
          First Internet Bancorp......................     65    1,921
          First Interstate BancSystem, Inc., Class A..    253    9,551
          First Merchants Corp........................    511   21,145
          First Mid-Illinois Bancshares, Inc..........     94    3,065
          First Midwest Bancorp, Inc..................  1,127   25,594
          First NBC Bank Holding Co.+.................    201      533
          First Northwest Bancorp+....................    142    2,337
          First of Long Island Corp...................    273    7,426
          FNB Corp....................................  3,979   56,661
          Franklin Financial Network, Inc.+...........    143    5,799
          Fulton Financial Corp.......................  2,183   40,276
          German American Bancorp, Inc................    273    8,976
          Glacier Bancorp, Inc........................    958   32,361
          Great Southern Bancorp, Inc.................    136    6,820
          Great Western Bancorp, Inc..................    748   30,818
          Green Bancorp, Inc.+........................    266    4,788
          Guaranty Bancorp............................    217    5,458
          Hancock Holding Co..........................  1,059   49,455
          Hanmi Financial Corp........................    393   11,417
          HarborOne Bancorp, Inc.+....................    183    3,810
          Heartland Financial USA, Inc................    292   14,016
          Heritage Commerce Corp......................    336    4,798
          Heritage Financial Corp.....................    380   10,032
          Hilltop Holdings, Inc.......................    951   26,447
          Home BancShares, Inc........................  1,528   38,888
          Hope Bancorp, Inc...........................  1,624   29,735
          Horizon Bancorp.............................    244    6,586
          IBERIABANK Corp.............................    639   50,705
          Independent Bank Corp.......................    262    5,843
          Independent Bank Corp./Rockland Trust Co....    332   21,016
          International Bancshares Corp...............    688   25,731
          Kearny Financial Corp.......................  1,085   15,841
          Lakeland Bancorp, Inc.......................    500    9,725
          Lakeland Financial Corp.....................    309   14,109
          LCNB Corp...................................    111    2,459
          LegacyTexas Financial Group, Inc............    560   21,174
          Live Oak Bancshares, Inc....................    251    6,062
          Macatawa Bank Corp..........................    341    3,263
          MainSource Financial Group, Inc.............    297   10,157

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                Value
                     Security Description               Shares (Note 3)
         --------------------------------------------------------------
         COMMON STOCKS (continued)
         Banks-Commercial (continued)
           MB Financial, Inc...........................   955  $ 40,597
           MBT Financial Corp..........................   229     2,565
           Mercantile Bank Corp........................   205     6,894
           Merchants Bancshares, Inc...................    73     3,635
           Midland States Bancorp, Inc.................    46     1,587
           MidWestOne Financial Group, Inc.............   105     3,643
           National Bankshares, Inc....................    86     3,616
           National Commerce Corp.+....................   107     4,141
           NBT Bancorp, Inc............................   546    20,846
           Nicolet Bankshares, Inc.+...................    97     4,782
           Northrim BanCorp, Inc.......................    85     2,720
           OFG Bancorp.................................   558     6,529
           Old Line Bancshares, Inc....................   107     2,970
           Old National Bancorp........................ 1,683    28,274
           Old Second Bancorp, Inc.....................   370     4,440
           Opus Bank...................................   220     4,961
           Orrstown Financial Services, Inc............    95     2,038
           Pacific Continental Corp....................   262     6,550
           Pacific Mercantile Bancorp+.................   196     1,519
           Paragon Commercial Corp.+...................    11       605
           Park National Corp..........................   170    17,923
           Park Sterling Corp..........................   664     8,167
           Peapack Gladstone Financial Corp............   202     6,476
           Penns Woods Bancorp, Inc....................    58     2,419
           People's Utah Bancorp.......................   167     4,409
           Peoples Bancorp, Inc........................   206     6,897
           Peoples Financial Services Corp.............    87     3,910
           Pinnacle Financial Partners, Inc............   592    37,888
           Preferred Bank.............................. 6,576   348,462
           Premier Financial Bancorp, Inc..............   117     2,507
           PrivateBancorp, Inc.........................   992    57,308
           Prosperity Bancshares, Inc..................   848    56,986
           Provident Bancorp, Inc.+....................    59     1,257
           QCR Holdings, Inc...........................   152     6,931
           Renasant Corp...............................   536    22,726
           Republic Bancorp, Inc., Class A.............   124     4,462
           Republic First Bancorp, Inc.+...............   638     5,487
           S&T Bancorp, Inc............................   441    15,858
           Sandy Spring Bancorp, Inc...................   301    13,018
           Seacoast Banking Corp. of Florida+..........   381     9,220
           ServisFirst Bancshares, Inc.................   582    22,000
           Shore Bancshares, Inc.......................   161     2,671
           Sierra Bancorp..............................   150     3,760
           Simmons First National Corp., Class A.......   371    20,275
           South State Corp............................   327    28,825
           Southern First Bancshares, Inc.+............    73     2,460
           Southern National Bancorp of Virginia, Inc..   143     2,604
           Southside Bancshares, Inc...................   330    11,458
           Southwest Bancorp, Inc......................   232     6,020
           State Bank Financial Corp...................   451    12,114
           Stock Yards Bancorp, Inc....................   273    11,193
           Stonegate Bank..............................   146     6,701
           Summit Financial Group, Inc.................   106     2,318
           Sun Bancorp, Inc./NJ........................   136     3,393
           Texas Capital Bancshares, Inc.+.............   629    47,867
           Tompkins Financial Corp.....................   186    15,377
           Towne Bank..................................   708    22,975
           TriCo Bancshares............................   259     9,184
           TriState Capital Holdings, Inc.+............   281     6,997

                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      Banks-Commercial (continued)
       Triumph Bancorp, Inc.+...........................   198  $    4,435
       TrustCo Bank Corp. NY............................ 1,178       9,365
       Trustmark Corp...................................   857      28,470
       UMB Financial Corp...............................   564      40,884
       Umpqua Holdings Corp............................. 2,800      49,476
       Union Bankshares Corp............................   541      18,524
       United Bankshares, Inc........................... 1,160      46,278
       United Community Banks, Inc......................   885      24,205
       Univest Corp. of Pennsylvania....................   312       9,454
       Valley National Bancorp.......................... 3,148      37,020
       Veritex Holdings, Inc.+..........................   146       3,933
       Washington Trust Bancorp, Inc....................   191       9,397
       WashingtonFirst Bankshares, Inc..................   107       3,010
       Webster Financial Corp........................... 1,158      58,838
       WesBanco, Inc....................................   517      20,582
       West Bancorporation, Inc.........................   205       4,776
       Westamerica Bancorporation.......................   318      17,496
       Western New England Bancorp, Inc.................   286       3,003
       Wintrust Financial Corp..........................   645      45,705
       Xenith Bankshares, Inc.+.........................    95       2,567
                                                                ----------
                                                                 3,642,807
                                                                ----------
      Banks-Fiduciary -- 0.0%
       Boston Private Financial Holdings, Inc........... 1,026      16,006
       Union Bankshares, Inc............................    49       2,060
                                                                ----------
                                                                    18,066
                                                                ----------
      Banks-Mortgage -- 0.0%
       Walker & Dunlop, Inc.+...........................   353      15,832
                                                                ----------
      Banks-Super Regional -- 0.0%
       Independent Bank Group, Inc......................   142       8,541
       National Bank Holdings Corp., Class A............   296       9,345
                                                                ----------
                                                                    17,886
                                                                ----------
      Batteries/Battery Systems -- 0.1%
       EnerSys..........................................   553      45,960
                                                                ----------
      Beverages-Non-alcoholic -- 0.1%
       Coca-Cola Bottling Co. Consolidated..............    59      12,500
       National Beverage Corp...........................   150      13,288
       Primo Water Corp.+...............................   271       3,244
                                                                ----------
                                                                    29,032
                                                                ----------
      Beverages-Wine/Spirits -- 0.6%
       MGP Ingredients, Inc............................. 6,735     352,645
                                                                ----------
      Bicycle Manufacturing -- 0.0%
       Fox Factory Holding Corp.+.......................   287       8,624
                                                                ----------
      Brewery -- 0.0%
       Boston Beer Co., Inc., Class A+..................   111      16,023
       Craft Brew Alliance, Inc.+.......................   161       2,189
                                                                ----------
                                                                    18,212
                                                                ----------
      Broadcast Services/Program -- 0.1%
       Hemisphere Media Group, Inc.+....................    83         967
       MSG Networks, Inc., Class A+.....................   768      19,162
       TiVo Corp........................................ 1,478      29,190
       World Wrestling Entertainment, Inc., Class A.....   465       9,965
                                                                ----------
                                                                    59,284
                                                                ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                Value
                     Security Description               Shares (Note 3)
        ---------------------------------------------------------------
        COMMON STOCKS (continued)
        Building & Construction Products-Misc. -- 1.2%
          Armstrong Flooring, Inc.+....................   301  $  5,776
          Builders FirstSource, Inc.+.................. 1,082    17,323
          Caesarstone, Ltd.+...........................   306    12,148
          Forterra, Inc.+..............................   231     4,444
          Gibraltar Industries, Inc.+..................   406    15,936
          Louisiana-Pacific Corp.+..................... 1,823    46,924
          NCI Building Systems, Inc.+..................   350     6,125
          Patrick Industries, Inc.+.................... 6,286   446,620
          Ply Gem Holdings, Inc.+......................   282     5,429
          Quanex Building Products Corp................   442     9,017
          Simpson Manufacturing Co., Inc...............   526    21,939
          Summit Materials, Inc., Class A+............. 1,353    34,718
          Trex Co., Inc.+..............................   373    27,300
                                                               --------
                                                                653,699
                                                               --------
        Building & Construction-Misc. -- 0.1%
          Aegion Corp.+................................   450    10,269
          Comfort Systems USA, Inc.....................   477    17,506
          Hill International, Inc.+....................   416     1,685
          IES Holdings, Inc.+..........................   100     2,000
          MYR Group, Inc.+.............................   187     7,903
          TopBuild Corp.+..............................   486    24,878
                                                               --------
                                                                 64,241
                                                               --------
        Building Products-Air & Heating -- 0.0%
          AAON, Inc....................................   519    19,021
                                                               --------
        Building Products-Cement -- 0.1%
          Continental Building Products, Inc.+.........   454    11,055
          Headwaters, Inc.+............................   918    21,812
          US Concrete, Inc.+...........................   183    11,346
                                                               --------
                                                                 44,213
                                                               --------
        Building Products-Doors & Windows -- 0.1%
          Apogee Enterprises, Inc......................   358    19,511
          Griffon Corp.................................   388     9,312
          JELD-WEN Holding, Inc.+......................   321    10,603
          Masonite International Corp.+................   391    32,531
          PGT Innovations , Inc.+......................   617     6,725
                                                               --------
                                                                 78,682
                                                               --------
        Building Products-Light Fixtures -- 0.0%
          LSI Industries, Inc..........................   306     2,775
                                                               --------
        Building Products-Wood -- 0.1%
          Boise Cascade Co.+...........................   502    15,311
          Universal Forest Products, Inc...............   250    23,822
                                                               --------
                                                                 39,133
                                                               --------
        Building-Heavy Construction -- 0.2%
          Dycom Industries, Inc.+......................   386    40,785
          Granite Construction, Inc....................   499    26,302
          Layne Christensen Co.+.......................   234     1,865
          MasTec, Inc.+................................   836    36,909
          Orion Group Holdings, Inc.+..................   346     2,612
          Primoris Services Corp.......................   518    11,899
          Tutor Perini Corp.+..........................   486    14,993
                                                               --------
                                                                135,365
                                                               --------
        Building-Maintenance & Services -- 0.1%
          ABM Industries, Inc..........................   708    30,578
                                                               --------

                                                                  Value
                     Security Description                 Shares (Note 3)
       ------------------------------------------------------------------
       Building-Mobile Home/Manufactured Housing -- 1.4%
         Cavco Industries, Inc.+.........................  3,939 $467,756
         Winnebago Industries, Inc....................... 11,540  331,198
                                                                 --------
                                                                  798,954
                                                                 --------
       Building-Residential/Commercial -- 0.8%
         AV Homes, Inc.+.................................    156    2,738
         Beazer Homes USA, Inc.+.........................    405    5,026
         Century Communities, Inc.+......................    194    5,296
         Green Brick Partners, Inc.+.....................    298    3,069
         Hovnanian Enterprises, Inc., Class A+...........  1,573    3,681
         Installed Building Products, Inc.+..............  5,851  312,151
         KB Home.........................................  1,076   22,166
         LGI Homes, Inc.+................................    197    6,271
         M/I Homes, Inc.+................................    303    8,230
         MDC Holdings, Inc...............................    522   16,187
         Meritage Homes Corp.+...........................    481   18,735
         New Home Co., Inc.+.............................    162    1,889
         PICO Holdings, Inc.+............................    281    4,524
         Taylor Morrison Home Corp., Class A+............    502   11,596
         TRI Pointe Group, Inc.+.........................  1,892   23,555
         UCP, Inc., Class A+.............................    103    1,179
         William Lyon Homes, Class A+....................    308    6,776
                                                                 --------
                                                                  453,069
                                                                 --------
       Cable/Satellite TV -- 0.0%
         Global Eagle Entertainment, Inc.+...............    604    1,872
                                                                 --------
       Casino Hotels -- 0.1%
         Boyd Gaming Corp.+..............................  1,044   23,678
         Caesars Entertainment Corp.+....................    727    8,070
         Century Casinos, Inc.+..........................    274    2,255
         Monarch Casino & Resort, Inc.+..................    135    3,978
                                                                 --------
                                                                   37,981
                                                                 --------
       Casino Services -- 0.0%
         Eldorado Resorts, Inc.+.........................    368    7,038
         Scientific Games Corp., Class A+................    669   15,889
                                                                 --------
                                                                   22,927
                                                                 --------
       Cellular Telecom -- 0.0%
         ATN International, Inc..........................    134    9,272
         NII Holdings, Inc.+.............................    691      596
                                                                 --------
                                                                    9,868
                                                                 --------
       Chemicals-Diversified -- 0.5%
         Aceto Corp...................................... 10,292  163,128
         Codexis, Inc.+..................................    431    1,897
         Innophos Holdings, Inc..........................    249   11,937
         Innospec, Inc...................................    302   19,932
         Koppers Holdings, Inc.+.........................    262   11,122
         Olin Corp.......................................  2,093   67,248
                                                                 --------
                                                                  275,264
                                                                 --------
       Chemicals-Fibers -- 0.0%
         Rayonier Advanced Materials, Inc................    556    7,367
                                                                 --------
       Chemicals-Other -- 0.0%
         American Vanguard Corp..........................    363    6,080
                                                                 --------
       Chemicals-Plastics -- 0.1%
         A. Schulman, Inc................................    370   11,710
         Landec Corp.+...................................    345    4,744

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Chemicals-Plastics (continued)
             PolyOne Corp........................... 1,061  $ 41,602
                                                            --------
                                                              58,056
                                                            --------
            Chemicals-Specialty -- 1.1%
             AgroFresh Solutions, Inc.+.............   282     1,582
             Balchem Corp...........................   397    32,221
             Calgon Carbon Corp.....................   648     9,428
             Chemours Co............................ 2,317    93,352
             CSW Industrials, Inc.+.................   184     6,514
             Ferro Corp.+........................... 1,073    19,228
             GCP Applied Technologies, Inc.+........   897    29,511
             H.B. Fuller Co.........................   632    33,389
             Hawkins, Inc...........................   123     6,285
             Ingevity Corp.+........................   538    34,018
             KMG Chemicals, Inc..................... 3,258   171,208
             Kraton Corp.+..........................   381    12,462
             Minerals Technologies, Inc.............   441    34,707
             Oil-Dri Corp. of America...............    63     2,563
             OMNOVA Solutions, Inc.+................   548     5,206
             Quaker Chemical Corp...................   166    24,004
             Sensient Technologies Corp.............   566    46,299
             Stepan Co..............................   247    20,946
             Tronox, Ltd., Class A..................   832    13,736
             Univar, Inc.+..........................   555    16,567
             Valhi, Inc.............................   323     1,072
                                                            --------
                                                             614,298
                                                            --------
            Circuit Boards -- 0.0%
             Park Electrochemical Corp..............   249     4,313
             TTM Technologies, Inc.+................   914    15,291
                                                            --------
                                                              19,604
                                                            --------
            Coal -- 0.0%
             Ramaco Resources, Inc.+................    75       582
             SunCoke Energy, Inc.+..................   832     7,629
             Westmoreland Coal Co.+.................   236     2,516
                                                            --------
                                                              10,727
                                                            --------
            Coatings/Paint -- 0.0%
             Kronos Worldwide, Inc..................   282     4,941
                                                            --------
            Coffee -- 0.0%
             Farmer Bros. Co.+......................   103     3,656
                                                            --------
            Commercial Services -- 1.6%
             Care.com, Inc.+........................   205     2,429
             Collectors Universe, Inc...............    96     2,622
             Healthcare Services Group, Inc.........   892    40,952
             HMS Holdings Corp.+.................... 1,066    21,821
             Medifast, Inc.......................... 7,039   326,046
             National Research Corp., Class A.......   107     2,654
             Nutrisystem, Inc....................... 9,151   489,121
             PFSweb, Inc.+..........................   190     1,391
             RPX Corp.+.............................   639     8,205
             ServiceSource International, Inc.+.....   788     2,963
             SP Plus Corp.+.........................   221     7,613
             Team, Inc.+............................   372    10,007
             Weight Watchers International, Inc.+...   356     7,433
                                                            --------
                                                             923,257
                                                            --------

                                                              Value
                     Security Description             Shares (Note 3)
          -----------------------------------------------------------
          Commercial Services-Finance -- 0.9%
            Cardtronics PLC, Class A+................    568 $ 23,617
            CBIZ, Inc.+..............................    636   10,017
            CPI Card Group, Inc......................    270      972
            EVERTEC, Inc.............................    821   13,013
            Green Dot Corp., Class A+................    550   18,860
            LendingTree, Inc.+.......................     81   11,413
            Liberty Tax, Inc.........................     86    1,208
            MoneyGram International, Inc.+...........    381    6,786
            PRGX Global, Inc.+....................... 60,770  398,043
            Travelport Worldwide, Ltd................  1,462   19,255
                                                             --------
                                                              503,184
                                                             --------
          Communications Software -- 0.3%
            BroadSoft, Inc.+.........................  4,345  166,848
            Digi International, Inc.+................    332    4,117
            pdvWireless, Inc.+.......................    125    3,206
                                                             --------
                                                              174,171
                                                             --------
          Computer Aided Design -- 0.5%
            Aspen Technology, Inc.+..................    985   60,568
            Exa Corp.+............................... 17,511  240,951
                                                             --------
                                                              301,519
                                                             --------
          Computer Data Security -- 0.0%
            Qualys, Inc.+............................    350   13,440
            Varonis Systems, Inc.+...................    136    4,270
                                                             --------
                                                               17,710
                                                             --------
          Computer Graphics -- 0.0%
            Monotype Imaging Holdings, Inc...........    523   10,643
                                                             --------
          Computer Services -- 1.3%
            ALJ Regional Holdings, Inc.+.............    237      794
            Barracuda Networks, Inc.+................    282    5,733
            CACI International, Inc., Class A+.......    306   36,108
            Carbonite, Inc.+......................... 17,950  387,720
            Cogint, Inc.+............................    194    1,028
            Convergys Corp...........................  1,127   25,369
            DMC Global, Inc..........................    179    2,739
            Engility Holdings, Inc.+.................    232    6,577
            EPAM Systems, Inc.+......................    609   46,893
            ExlService Holdings, Inc.+...............    410   19,561
            Globant SA+..............................    330   12,504
            Insight Enterprises, Inc.+...............    462   19,450
            KEYW Holding Corp.+......................    561    5,324
            MAXIMUS, Inc.............................    809   49,341
            NeuStar, Inc., Class A+..................    683   22,675
            Science Applications International Corp..    535   39,050
            SecureWorks Corp., Class A+..............     77      666
            Sykes Enterprises, Inc.+.................    499   14,875
            Syntel, Inc..............................    416    7,326
            TeleTech Holdings, Inc...................    210    6,562
            Unisys Corp.+............................    647    7,311
            Virtusa Corp.+...........................    355   10,998
                                                             --------
                                                              728,604
                                                             --------
          Computer Software -- 1.3%
            Avid Technology, Inc.+...................    412    2,309
            Blackbaud, Inc...........................    595   47,844
            Box, Inc., Class A+......................    630   10,861
            Cornerstone OnDemand, Inc.+..............    637   25,021

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                            Value
                     Security Description           Shares (Note 3)
             ------------------------------------------------------
             COMMON STOCKS (continued)
             Computer Software (continued)
               Envestnet, Inc.+....................    533 $ 18,548
               Guidance Software, Inc.+............    292    1,767
               j2 Global, Inc......................    595   53,693
               Planet Payment, Inc.+............... 57,687  240,555
               Simulations Plus, Inc............... 28,338  331,555
               Workiva, Inc.+......................    282    4,738
                                                           --------
                                                            736,891
                                                           --------
             Computers-Integrated Systems -- 0.5%
               Agilysys, Inc.+.....................    193    1,911
               Cray, Inc.+.........................    518    9,272
               Diebold Nixdorf, Inc................    863   24,337
               Maxwell Technologies, Inc.+.........    405    2,470
               Mercury Systems, Inc.+..............    592   22,129
               MTS Systems Corp....................    210    9,754
               NCI, Inc., Class A+.................     77    1,143
               NetScout Systems, Inc.+.............  1,135   42,733
               Radisys Corp.+...................... 37,433  150,106
               Silver Spring Networks, Inc.+.......    487    5,557
               Super Micro Computer, Inc.+.........    499   12,176
               USA Technologies, Inc.+.............    460    2,254
                                                           --------
                                                            283,842
                                                           --------
             Computers-Memory Devices -- 0.0%
               Pure Storage, Inc., Class A+........    859    9,114
                                                           --------
             Computers-Other -- 0.1%
               3D Systems Corp.+...................  1,357   21,481
               ExOne Co.+..........................    140    1,413
               Lumentum Holdings, Inc.+............    639   27,317
               Stratasys, Ltd.+....................    632   15,648
                                                           --------
                                                             65,859
                                                           --------
             Computers-Periphery Equipment -- 0.7%
               Electronics For Imaging, Inc.+......    594   27,193
               Immersion Corp.+....................    372    3,263
               Mitek Systems, Inc.+................ 39,715  347,506
                                                           --------
                                                            377,962
                                                           --------
             Computers-Voice Recognition -- 0.0%
               Vocera Communications, Inc.+........    319    8,090
                                                           --------
             Consulting Services -- 1.2%
               Advisory Board Co.+.................    519   26,521
               CRA International, Inc..............  7,822  296,767
               Forrester Research, Inc.............    127    5,150
               Franklin Covey Co.+.................    131    2,784
               FTI Consulting, Inc.+...............    523   18,090
               Hackett Group, Inc.................. 14,963  296,716
               Huron Consulting Group, Inc.+.......    278   12,371
               ICF International, Inc.+............    232   10,243
               Information Services Group, Inc.+...    400    1,260
               Navigant Consulting, Inc.+..........    613   14,693
               Vectrus, Inc.+......................    136    3,460
                                                           --------
                                                            688,055
                                                           --------
             Consumer Products-Misc. -- 0.1%
               Central Garden & Pet Co.+...........    129    4,876
               Central Garden & Pet Co., Class A+..    430   15,149
               CSS Industries, Inc.................    108    2,847
               Helen of Troy, Ltd.+................    352   33,088

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            Consumer Products-Misc. (continued)
             WD-40 Co...............................    180 $ 18,873
                                                            --------
                                                              74,833
                                                            --------
            Containers-Metal/Glass -- 0.0%
             Greif, Inc., Class A...................    328   19,227
             Greif, Inc., Class B...................     73    4,917
                                                            --------
                                                              24,144
                                                            --------
            Containers-Paper/Plastic -- 0.1%
             KapStone Paper and Packaging Corp......  1,091   23,009
             Multi Packaging Solutions
               International, Ltd.+.................    272    4,882
             Multi-Color Corp.......................    175   13,440
             UFP Technologies, Inc.+................     81    2,163
                                                            --------
                                                              43,494
                                                            --------
            Cosmetics & Toiletries -- 0.1%
             Avon Products, Inc.+...................  5,564   26,985
             elf Beauty, Inc.+......................    117    3,188
             Inter Parfums, Inc.....................    224    8,501
             Revlon, Inc., Class A+.................    150    3,893
                                                            --------
                                                              42,567
                                                            --------
            Cruise Lines -- 0.0%
             Lindblad Expeditions Holdings, Inc.+...    190    1,805
                                                            --------
            Data Processing/Management -- 0.3%
             Acxiom Corp.+..........................    981   28,351
             Amber Road, Inc.+......................    228    1,867
             CommVault Systems, Inc.+...............    491   24,771
             CSG Systems International, Inc.........    411   15,416
             Fair Isaac Corp........................    393   53,244
             Pegasystems, Inc.......................    463   21,090
                                                            --------
                                                             144,739
                                                            --------
            Decision Support Software -- 0.0%
             Castlight Health, Inc., Class B+.......    519    1,998
             QAD, Inc., Class A.....................    121    3,654
                                                            --------
                                                               5,652
                                                            --------
            Diagnostic Equipment -- 1.1%
             Accelerate Diagnostics, Inc.+..........    296    8,081
             BioTelemetry, Inc.+.................... 17,450  574,105
             GenMark Diagnostics, Inc.+.............    552    7,077
             Genomic Health, Inc.+..................    240    7,886
             Oxford Immunotec Global PLC+...........    285    4,386
             Repligen Corp.+........................    433   15,930
                                                            --------
                                                             617,465
                                                            --------
            Diagnostic Kits -- 0.8%
             Meridian Bioscience, Inc...............    537    7,947
             OraSure Technologies, Inc.+............ 32,906  431,398
             Quidel Corp.+..........................    345    8,339
                                                            --------
                                                             447,684
                                                            --------
            Dialysis Centers -- 0.0%
             American Renal Associates Holdings,
               Inc.+................................    110    1,893
                                                            --------
            Disposable Medical Products -- 0.1%
             ICU Medical, Inc.+.....................    186   28,607
             Merit Medical Systems, Inc.+...........    555   18,704
             Utah Medical Products, Inc.............     44    2,754
                                                            --------
                                                              50,065
                                                            --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                  Value
                     Security Description                 Shares (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Distribution/Wholesale -- 0.3%
        Anixter International, Inc.+.....................    367 $ 29,929
        Beacon Roofing Supply, Inc.+.....................    754   37,376
        Core-Mark Holding Co., Inc.......................    576   20,172
        Essendant, Inc...................................    479    7,999
        Fossil Group, Inc.+..............................    541    9,332
        G-III Apparel Group, Ltd.+.......................    555   13,153
        H&E Equipment Services, Inc......................    406    8,575
        ScanSource, Inc.+................................    323   12,758
        SiteOne Landscape Supply, Inc.+..................    150    7,172
        Systemax, Inc....................................    148    1,960
        Titan Machinery, Inc.+...........................    228    3,614
        Triton International, Ltd........................    507   15,519
        Veritiv Corp.+...................................    105    5,423
                                                                 --------
                                                                  172,982
                                                                 --------
      Diversified Financial Services -- 0.0%
        On Deck Capital, Inc.+...........................    618    2,935
                                                                 --------
      Diversified Manufacturing Operations -- 1.1%
        Actuant Corp., Class A...........................    738   20,147
        AZZ, Inc.........................................    332   19,605
        Barnes Group, Inc................................    637   35,016
        Chase Corp.......................................     89    9,122
        EnPro Industries, Inc............................    272   19,217
        Fabrinet+........................................    442   15,324
        Federal Signal Corp..............................    775   12,098
        GP Strategies Corp.+............................. 16,276  441,079
        Handy & Harman, Ltd.+............................     36      981
        Harsco Corp.+....................................  1,040   13,572
        LSB Industries, Inc.+............................    265    2,920
        Lydall, Inc.+....................................    214   11,214
        NL Industries, Inc.+.............................    106      859
        Raven Industries, Inc............................    469   14,539
        Standex International Corp.......................    162   15,220
        Tredegar Corp....................................    326    5,591
                                                                 --------
                                                                  636,504
                                                                 --------
      Diversified Minerals -- 0.1%
        Fairmount Santrol Holdings, Inc.+................  1,150    5,934
        Smart Sand, Inc.+................................    150    1,827
        United States Lime & Minerals, Inc...............     22    1,741
        US Silica Holdings, Inc..........................    942   39,093
                                                                 --------
                                                                   48,595
                                                                 --------
      Diversified Operations -- 0.1%
        HRG Group, Inc.+.................................  1,499   29,995
                                                                 --------
      Diversified Operations/Commercial Services -- 0.0%
        Viad Corp........................................    258   11,662
                                                                 --------
      Drug Delivery Systems -- 0.2%
        Catalent, Inc.+..................................  1,261   36,922
        Depomed, Inc.+...................................    788    9,448
        Heron Therapeutics, Inc.+........................    530    8,136
        Nektar Therapeutics+.............................  1,799   34,127
        Revance Therapeutics, Inc.+......................    263    5,720
                                                                 --------
                                                                   94,353
                                                                 --------
      E-Commerce/Products -- 0.3%
        1-800-flowers.com, Inc., Class A+................    336    3,612
        Chegg, Inc.+.....................................  1,038    9,352

                                                          Value
                     Security Description         Shares (Note 3)
              ---------------------------------------------------
              E-Commerce/Products (continued)
                Etsy, Inc.+......................  1,355 $ 14,580
                FTD Cos., Inc.+..................    223    4,460
                Lands' End, Inc.+................    192    4,531
                Overstock.com, Inc.+.............    169    2,932
                Shutterfly, Inc.+................    445   23,095
                US Auto Parts Network, Inc.+..... 31,293  113,594
                Wayfair, Inc., Class A+..........    398   18,193
                                                         --------
                                                          194,349
                                                         --------
              E-Commerce/Services -- 0.2%
                Angie's List, Inc.+..............    512    3,011
                Bankrate, Inc.+..................    610    6,466
                ChannelAdvisor Corp.+............    298    3,516
                GrubHub, Inc.+...................  1,023   43,969
                Quotient Technology, Inc.+.......    826    9,003
                RetailMeNot, Inc.+...............    497    5,765
                Stamps.com, Inc.+................    207   21,973
                Trade Desk, Inc., Class A+.......    115    4,295
                TrueCar, Inc.+...................    701   12,282
                                                         --------
                                                          110,280
                                                         --------
              E-Marketing/Info -- 0.0%
                Liquidity Services, Inc.+........    322    2,512
                New Media Investment Group, Inc..    571    7,514
                QuinStreet, Inc.+................    472    2,115
                Rubicon Project, Inc.+...........    479    2,735
                                                         --------
                                                           14,876
                                                         --------
              E-Services/Consulting -- 0.0%
                Perficient, Inc.+................    454    7,909
                                                         --------
              Educational Software -- 0.1%
                2U, Inc.+........................    473   21,474
                Instructure, Inc.+...............    133    3,179
                Rosetta Stone, Inc.+.............    248    2,790
                                                         --------
                                                           27,443
                                                         --------
              Electric Products-Misc. -- 0.1%
                Graham Corp......................    123    2,715
                Littelfuse, Inc..................    279   43,008
                Novanta, Inc.+...................    408   11,444
                                                         --------
                                                           57,167
                                                         --------
              Electric-Distribution -- 0.0%
                EnerNOC, Inc.+...................    345    1,949
                Genie Energy, Ltd., Class B......    165    1,312
                Spark Energy, Inc., Class A......     61    2,190
                                                         --------
                                                            5,451
                                                         --------
              Electric-Generation -- 0.0%
                Atlantic Power Corp.+............  1,574    3,935
                                                         --------
              Electric-Integrated -- 0.7%
                ALLETE, Inc......................    626   43,764
                Ameresco, Inc., Class A+.........    273    1,761
                Avista Corp......................    802   32,353
                Black Hills Corp.................    651   44,281
                El Paso Electric Co..............    511   26,368
                IDACORP, Inc.....................    636   53,755
                MGE Energy, Inc..................    438   28,163
                NorthWestern Corp................    611   36,525
                Otter Tail Corp..................    472   18,644

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Electric-Integrated (continued)
             PNM Resources, Inc..................... 1,015  $ 37,809
             Portland General Electric Co........... 1,140    51,687
             Unitil Corp............................   178     8,620
                                                            --------
                                                             383,730
                                                            --------
            Electronic Components-Misc. -- 1.0%
             AVX Corp...............................   600    10,146
             Bel Fuse, Inc., Class B................   118     2,856
             Benchmark Electronics, Inc.+...........   624    19,781
             CTS Corp...............................   403     8,906
             Kimball Electronics, Inc.+.............   361     6,227
             Knowles Corp.+......................... 1,118    19,822
             Methode Electronics, Inc...............   459    20,449
             NVE Corp............................... 4,341   353,401
             OSI Systems, Inc.+.....................   224    17,338
             Plexus Corp.+..........................   421    21,888
             Rogers Corp.+..........................   231    23,779
             Sanmina Corp.+.........................   929    34,605
             Sparton Corp.+.........................   119     2,650
             Stoneridge, Inc.+......................   345     6,765
             Vishay Intertechnology, Inc............ 1,717    28,073
             Vishay Precision Group, Inc.+..........   154     2,649
             ZAGG, Inc.+............................   354     2,513
                                                            --------
                                                             581,848
                                                            --------
            Electronic Components-Semiconductors -- 1.5%
             Advanced Micro Devices, Inc.+.......... 9,510   126,483
             Alpha & Omega Semiconductor, Ltd.+.....   234     3,873
             Ambarella, Inc.+.......................   404    22,713
             Amkor Technology, Inc.+................ 1,293    15,232
             Cavium, Inc.+..........................   815    56,113
             CEVA, Inc.+............................ 8,273   297,828
             Diodes, Inc.+..........................   491    11,484
             DSP Group, Inc.+.......................   278     3,461
             EMCORE Corp............................   337     3,033
             Impinj, Inc.+..........................    78     2,923
             Inphi Corp.+...........................   508    21,041
             InvenSense, Inc.+...................... 1,056    13,580
             IXYS Corp..............................   323     4,506
             Kopin Corp.+...........................   795     3,244
             Lattice Semiconductor Corp.+........... 1,549    10,626
             MACOM Technology Solutions Holdings,
               Inc.+................................   405    19,796
             Microsemi Corp.+....................... 1,439    67,547
             Monolithic Power Systems, Inc..........   491    44,926
             Rambus, Inc.+.......................... 1,373    17,190
             Semtech Corp.+.........................   817    27,901
             Silicon Laboratories, Inc.+............   523    37,211
             Synaptics, Inc.+.......................   443    24,263
             Xperi Corp.............................   621    20,866
                                                            --------
                                                             855,840
                                                            --------
            Electronic Measurement Instruments -- 0.1%
             Badger Meter, Inc......................   362    14,390
             ESCO Technologies, Inc.................   326    19,185
             FARO Technologies, Inc.+...............   214     7,843
             Itron, Inc.+...........................   424    27,496
             Mesa Laboratories, Inc.................    38     5,313
                                                            --------
                                                              74,227
                                                            --------

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            Electronic Parts Distribution -- 0.2%
             SYNNEX Corp............................    370 $ 40,119
             Tech Data Corp.+.......................    442   42,277
                                                            --------
                                                              82,396
                                                            --------
            Electronic Security Devices -- 0.5%
             Napco Security Technologies, Inc.+..... 28,271  299,673
                                                            --------
            Energy-Alternate Sources -- 0.2%
             Clean Energy Fuels Corp.+..............  1,131    2,760
             FuelCell Energy, Inc.+.................    320      368
             FutureFuel Corp........................    322    4,978
             Green Plains, Inc......................    468   10,764
             Pacific Ethanol, Inc.+.................    369    2,509
             Pattern Energy Group, Inc..............    837   18,431
             Plug Power, Inc.+......................  2,332    5,224
             Renewable Energy Group, Inc.+..........    486    5,079
             REX American Resources Corp.+..........     73    6,912
             Sunrun, Inc.+..........................    815    4,311
             TerraForm Global, Inc., Class A+.......  1,178    5,595
             TerraForm Power, Inc., Class A+........  1,128   14,201
             TPI Composites, Inc.+..................     75    1,474
             Vivint Solar, Inc.+....................    293      879
                                                            --------
                                                              83,485
                                                            --------
            Engineering/R&D Services -- 0.7%
             Argan, Inc.............................    171   11,431
             EMCOR Group, Inc.......................    767   50,423
             Exponent, Inc..........................    320   19,568
             Mistras Group, Inc.+...................    220    4,950
             NV5 Global, Inc.+......................  7,767  300,583
             VSE Corp...............................    108    4,606
                                                            --------
                                                             391,561
                                                            --------
            Engines-Internal Combustion -- 0.0%
             Briggs & Stratton Corp.................    548   13,694
                                                            --------
            Enterprise Software/Service -- 0.9%
             Actua Corp.+...........................    462    6,468
             American Software, Inc., Class A....... 24,386  267,514
             Apptio, Inc., Class A+.................     86    1,122
             Benefitfocus, Inc.+....................    165    5,198
             Blackline, Inc.+.......................    121    3,977
             Coupa Software, Inc.+..................    108    2,997
             Everbridge, Inc.+......................    112    2,600
             Evolent Health, Inc., Class A+.........    194    4,511
             Hortonworks, Inc.+.....................    519    5,403
             LivePerson, Inc.+......................    688    4,850
             Majesco+...............................     74      408
             ManTech International Corp., Class A...    318   11,289
             MicroStrategy, Inc., Class A+..........    119   22,630
             MobileIron, Inc.+......................    600    2,730
             Model N, Inc.+.........................    285    3,050
             Omnicell, Inc.+........................    457   18,920
             Paycom Software, Inc.+.................    557   33,559
             PROS Holdings, Inc.+...................    323    7,962
             Sapiens International Corp. NV.........  5,743   68,112
             SPS Commerce, Inc.+....................    212   11,715
             Xactly Corp.+..........................    294    3,410
                                                            --------
                                                             488,425
                                                            --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                     Value
                     Security Description                    Shares (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCKS (continued)
    Entertainment Software -- 0.1%
      Glu Mobile, Inc.+..................................... 1,329  $  3,070
      Take-Two Interactive Software, Inc.+.................. 1,234    77,557
                                                                    --------
                                                                      80,627
                                                                    --------
    Environmental Consulting & Engineering -- 0.1%
      Tetra Tech, Inc.......................................   733    32,215
      TRC Cos., Inc.+.......................................   238     4,165
                                                                    --------
                                                                      36,380
                                                                    --------
    Environmental Monitoring & Detection -- 0.1%
      MSA Safety, Inc.......................................   394    30,673
                                                                    --------
    Finance-Commercial -- 0.0%
      Hannon Armstrong Sustainable Infrastructure Capital,
       Inc..................................................   609    13,349
      NewStar Financial, Inc................................   316     3,394
                                                                    --------
                                                                      16,743
                                                                    --------
    Finance-Consumer Loans -- 0.1%
      Encore Capital Group, Inc.+...........................   306    10,205
      Enova International, Inc.+............................   342     4,856
      LendingClub Corp.+.................................... 4,161    24,342
      Nelnet, Inc., Class A.................................   259    11,658
      Ocwen Financial Corp.+................................ 1,299     2,975
      PRA Group, Inc.+......................................   583    18,773
      Regional Management Corp.+............................   134     2,657
      World Acceptance Corp.+...............................    77     4,073
                                                                    --------
                                                                      79,539
                                                                    --------
    Finance-Credit Card -- 0.1%
      Blackhawk Network Holdings, Inc.+.....................   694    28,072
                                                                    --------
    Finance-Investment Banker/Broker -- 0.3%
      Cowen Group, Inc., Class A+...........................   329     5,231
      Diamond Hill Investment Group, Inc....................    38     7,682
      Evercore Partners, Inc., Class A......................   495    36,506
      FBR & Co..............................................    79     1,430
      GAIN Capital Holdings, Inc............................   481     3,410
      Greenhill & Co., Inc..................................   357     9,032
      Houlihan Lokey, Inc...................................   268     8,989
      INTL. FCStone, Inc.+..................................   193     7,209
      Investment Technology Group, Inc......................   425     8,462
      KCG Holdings, Inc., Class A+..........................   508    10,109
      Ladenburg Thalmann Financial Services, Inc.+.......... 1,305     3,628
      Moelis & Co., Class A.................................   299    10,973
      Oppenheimer Holdings, Inc., Class A...................   127     2,197
      Piper Jaffray Cos.....................................   183    11,456
      PJT Partners, Inc., Class A...........................   228     7,902
      Stifel Financial Corp.+...............................   810    39,585
      Virtu Financial, Inc., Class A........................   323     4,974
                                                                    --------
                                                                     178,775
                                                                    --------
    Finance-Leasing Companies -- 0.0%
      Aircastle, Ltd........................................   616    14,550
      California First National Bancorp.....................    29       478
      Marlin Business Services Corp.........................   106     2,698
                                                                    --------
                                                                      17,726
                                                                    --------
    Finance-Mortgage Loan/Banker -- 0.2%
      Arlington Asset Investment Corp., Class A.............   290     4,222
      Ellie Mae, Inc.+......................................   413    42,027

                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            Finance-Mortgage Loan/Banker (continued)
             Federal Agricultural Mtg. Corp.,
               Class C..............................    108 $  6,161
             FNFV Group+............................    849   11,631
             Impac Mortgage Holdings, Inc.+.........    102    1,459
             Nationstar Mtg. Holdings, Inc.+........    410    6,605
             PennyMac Financial Services, Inc.,
               Class A+.............................    175    2,888
             PHH Corp.+.............................    683    8,811
             Walter Investment Management Corp.+....    238      255
                                                            --------
                                                              84,059
                                                            --------
            Finance-Other Services -- 0.1%
             BGC Partners, Inc., Class A............  2,744   31,227
             WageWorks, Inc.+.......................    460   33,948
                                                            --------
                                                              65,175
                                                            --------
            Financial Guarantee Insurance -- 0.2%
             MBIA, Inc.+............................  1,664   13,978
             MGIC Investment Corp.+.................  4,314   45,469
             NMI Holdings, Inc., Class A+...........    636    7,378
             Radian Group, Inc......................  2,724   45,981
                                                            --------
                                                             112,806
                                                            --------
            Firearms & Ammunition -- 0.1%
             American Outdoor Brands Corp.+.........    706   15,638
             Axon Enterprise, Inc.+.................    673   16,542
             Sturm Ruger & Co., Inc.................    237   14,327
                                                            --------
                                                              46,507
                                                            --------
            Food-Canned -- 0.0%
             Seneca Foods Corp., Class A+...........     83    3,088
                                                            --------
            Food-Catering -- 0.0%
             AdvancePierre Foods Holdings, Inc......    269   10,927
                                                            --------
            Food-Confectionery -- 0.0%
             Amplify Snack Brands, Inc.+............    376    3,384
             Tootsie Roll Industries, Inc...........    226    8,455
                                                            --------
                                                              11,839
                                                            --------
            Food-Dairy Products -- 0.3%
             Dean Foods Co..........................  1,157   22,839
             Lifeway Foods, Inc.+................... 15,658  150,317
                                                            --------
                                                             173,156
                                                            --------
            Food-Flour & Grain -- 0.0%
             Seaboard Corp..........................      4   16,936
                                                            --------
            Food-Misc./Diversified -- 0.3%
             B&G Foods, Inc.........................    830   34,860
             Cal-Maine Foods, Inc...................    398   15,025
             Darling Ingredients, Inc.+.............  2,079   31,455
             Inventure Foods, Inc.+.................    243      899
             J&J Snack Foods Corp...................    190   25,570
             John B. Sanfilippo & Son, Inc..........    108    7,938
             Lancaster Colony Corp..................    235   29,587
             Snyder's-Lance, Inc....................  1,020   35,965
             TerraVia Holdings, Inc.+...............  1,014      478
                                                            --------
                                                             181,777
                                                            --------
            Food-Retail -- 0.1%
             Ingles Markets, Inc., Class A..........    179    8,359
             Smart & Final Stores, Inc.+............    297    3,505
             SUPERVALU, Inc.+.......................  3,436   14,087
             Village Super Market, Inc., Class A....     92    2,428

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Food-Retail (continued)
             Weis Markets, Inc......................    123 $  7,111
                                                            --------
                                                              35,490
                                                            --------
           Food-Wholesale/Distribution -- 0.8%
             Calavo Growers, Inc....................  5,136  336,921
             Chefs' Warehouse, Inc.+................    249    3,399
             Fresh Del Monte Produce, Inc...........    409   25,072
             Performance Food Group Co.+............    483   12,027
             SpartanNash Co.........................    475   17,480
             United Natural Foods, Inc.+............    626   25,998
                                                            --------
                                                             420,897
                                                            --------
           Footwear & Related Apparel -- 0.2%
             Crocs, Inc.+...........................    951    5,925
             Deckers Outdoor Corp.+.................    408   24,313
             Iconix Brand Group, Inc.+..............    552    3,864
             Steven Madden, Ltd.+...................    777   29,565
             Weyco Group, Inc.......................     83    2,320
             Wolverine World Wide, Inc..............  1,223   29,486
                                                            --------
                                                              95,473
                                                            --------
           Forestry -- 0.0%
             Deltic Timber Corp.....................    135   10,445
                                                            --------
           Funeral Services & Related Items -- 0.6%
             Carriage Services, Inc................. 10,931  298,963
             Matthews International Corp., Class A..    404   27,694
                                                            --------
                                                             326,657
                                                            --------
           Gambling (Non-Hotel) -- 0.1%
             Caesars Acquisition Co., Class A+......    614   10,714
             Golden Entertainment, Inc..............    132    1,853
             Isle of Capri Casinos, Inc.+...........    323    7,449
             Pinnacle Entertainment, Inc.+..........    686   14,111
             Red Rock Resorts, Inc., Class A........    386    9,025
                                                            --------
                                                              43,152
                                                            --------
           Gas-Distribution -- 0.5%
             Chesapeake Utilities Corp..............    194   14,220
             Delta Natural Gas Co., Inc.............     86    2,606
             New Jersey Resources Corp..............  1,080   43,578
             Northwest Natural Gas Co...............    350   20,860
             ONE Gas, Inc...........................    660   45,428
             South Jersey Industries, Inc...........  1,010   37,895
             Southwest Gas Corp.....................    599   50,172
             Spire, Inc.............................    563   38,594
             WGL Holdings, Inc......................    638   52,609
                                                            --------
                                                             305,962
                                                            --------
           Gold Mining -- 0.0%
             Gold Resource Corp.....................    646    2,132
                                                            --------
           Golf -- 0.0%
             Acushnet Holdings Corp.................    275    5,022
             Callaway Golf Co.......................  1,217   14,421
                                                            --------
                                                              19,443
                                                            --------
           Hazardous Waste Disposal -- 1.1%
             Heritage-Crystal Clean, Inc.+.......... 25,598  385,250
             Sharps Compliance Corp.+............... 49,596  213,263
             US Ecology, Inc........................    279   13,155
                                                            --------
                                                             611,668
                                                            --------

                                                              Value
                     Security Description             Shares (Note 3)
          -----------------------------------------------------------
          Health Care Cost Containment -- 0.1%
            CorVel Corp.+............................    127 $  5,651
            HealthEquity, Inc.+......................    546   24,854
                                                             --------
                                                               30,505
                                                             --------
          Healthcare Safety Devices -- 0.0%
            Tandem Diabetes Care, Inc.+..............    238      227
                                                             --------
          Home Furnishings -- 0.1%
            American Woodmark Corp.+.................    177   16,266
            Bassett Furniture Industries, Inc........    132    3,967
            Ethan Allen Interiors, Inc...............    318    9,476
            Flexsteel Industries, Inc................     82    4,356
            Hooker Furniture Corp....................    146    6,344
            La-Z-Boy, Inc............................    619   17,270
            Select Comfort Corp.+....................    546   16,871
                                                             --------
                                                               74,550
                                                             --------
          Hotels/Motels -- 0.1%
            Belmond, Ltd., Class A+..................  1,079   13,380
            ILG, Inc.................................  1,430   34,477
            La Quinta Holdings, Inc.+................  1,070   15,098
            Marcus Corp..............................    238    8,044
            Red Lion Hotels Corp.+...................    182    1,183
                                                             --------
                                                               72,182
                                                             --------
          Housewares -- 0.0%
            Libbey, Inc..............................    282    2,961
            Lifetime Brands, Inc.....................    141    2,707
            NACCO Industries, Inc., Class A..........     49    4,148
                                                             --------
                                                                9,816
                                                             --------
          Human Resources -- 1.6%
            AMN Healthcare Services, Inc.+...........    599   24,469
            Barrett Business Services, Inc...........     89    5,132
            Cross Country Healthcare, Inc.+.......... 25,358  354,251
            GEE Group, Inc........................... 15,077   87,447
            Heidrick & Struggles International, Inc..    235    5,053
            Insperity, Inc...........................    201   18,361
            Kelly Services, Inc., Class A............    377    8,415
            Kforce, Inc..............................    316    7,173
            Korn/Ferry International.................    722   23,393
            On Assignment, Inc.+.....................    643   33,288
            Patriot National, Inc.+..................    139      402
            Paylocity Holding Corp.+.................    278   10,964
            Resources Connection, Inc................    356    4,948
            TriNet Group, Inc.+......................    543   15,964
            TrueBlue, Inc.+..........................    543   14,851
            Willdan Group, Inc.+.....................  9,880  280,296
                                                             --------
                                                              894,407
                                                             --------
          Identification Systems -- 0.0%
            Brady Corp., Class A.....................    577   22,474
                                                             --------
          Independent Power Producers -- 0.1%
            Atlantica Yield PLC......................    743   15,484
            Dynegy, Inc.+............................  1,510    9,694
            NRG Yield, Inc., Class A.................    450    7,803
            NRG Yield, Inc., Class C.................    820   14,514
            Ormat Technologies, Inc..................    491   28,999
                                                             --------
                                                               76,494
                                                             --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Industrial Audio & Video Products -- 0.0%
          GoPro, Inc., Class A+.......................  1,304 $ 10,758
                                                              --------
         Industrial Automated/Robotic -- 0.0%
          Hurco Cos., Inc.............................     80    2,320
          Ichor Holdings, Ltd.+.......................     86    1,668
                                                              --------
                                                                 3,988
                                                              --------
         Instruments-Controls -- 0.1%
          Allied Motion Technologies, Inc.............     78    1,766
          Control4 Corp.+.............................    258    4,360
          Watts Water Technologies, Inc., Class A.....    357   22,205
          Woodward, Inc...............................    667   45,136
                                                              --------
                                                                73,467
                                                              --------
         Instruments-Scientific -- 0.0%
          Fluidigm Corp.+.............................    374    1,848
                                                              --------
         Insurance Brokers -- 0.4%
          Crawford & Co., Class B..................... 21,599  235,645
          eHealth, Inc.+..............................    232    3,290
                                                              --------
                                                               238,935
                                                              --------
         Insurance-Life/Health -- 0.8%
          American Equity Investment Life Holding Co..  1,080   25,618
          CNO Financial Group, Inc....................  2,260   47,618
          FBL Financial Group, Inc., Class A..........    126    8,379
          Fidelity & Guaranty Life....................    152    4,324
          Health Insurance Innovations, Inc., Class A+ 17,450  292,288
          Independence Holding Co.....................     90    1,706
          National Western Life Group, Inc., Class A..     27    8,268
          Primerica, Inc..............................    594   49,777
          Trupanion, Inc.+............................    184    2,924
                                                              --------
                                                               440,902
                                                              --------
         Insurance-Multi-line -- 0.1%
          Citizens, Inc.+.............................    599    4,223
          Genworth Financial, Inc., Class A+..........  6,359   25,691
          Horace Mann Educators Corp..................    522   20,175
          Kemper Corp.................................    500   19,675
          United Fire Group, Inc......................    278   12,232
                                                              --------
                                                                81,996
                                                              --------
         Insurance-Property/Casualty -- 1.7%
          Ambac Financial Group, Inc.+................    581   11,289
          AMERISAFE, Inc..............................    243   13,985
          Atlas Financial Holdings, Inc.+.............    135    1,748
          Baldwin & Lyons, Inc., Class B..............    115    2,818
          Donegal Group, Inc., Class A................    106    1,766
          EMC Insurance Group, Inc....................    106    3,040
          Employers Holdings, Inc.....................    411   16,440
          Enstar Group, Ltd.+.........................    144   28,051
          Federated National Holding Co...............    161    2,589
          Global Indemnity, Ltd.+.....................    107    4,339
          Hallmark Financial Services, Inc.+..........    178    1,871
          HCI Group, Inc..............................    109    5,198
          Heritage Insurance Holdings, Inc............    343    4,150
          Infinity Property & Casualty Corp...........    137   13,597
          Investors Title Co..........................     18    3,208
          James River Group Holdings, Ltd.............    183    7,972
          Kingstone Cos., Inc......................... 20,224  302,349
          Kinsale Capital Group, Inc..................  9,720  351,475

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         Insurance-Property/Casualty (continued)
          National General Holdings Corp..............    624 $ 14,190
          Navigators Group, Inc.......................    286   15,458
          OneBeacon Insurance Group, Ltd., Class A....    257    4,099
          RLI Corp....................................    482   27,580
          Safety Insurance Group, Inc.................    184   13,322
          Selective Insurance Group, Inc..............    718   37,911
          State Auto Financial Corp...................    197    5,293
          Stewart Information Services Corp...........    294   13,947
          Third Point Reinsurance, Ltd.+..............    852   10,309
          United Insurance Holdings Corp..............    220    3,357
          Universal Insurance Holdings, Inc...........    421   10,967
                                                              --------
                                                               932,318
                                                              --------
         Insurance-Reinsurance -- 0.7%
          Argo Group International Holdings, Ltd......    365   24,072
          Blue Capital Reinsurance Holdings, Ltd......     75    1,418
          Essent Group, Ltd.+.........................    943   34,900
          Greenlight Capital Re, Ltd., Class A+.......    379    8,168
          Maiden Holdings, Ltd........................    864   10,670
          State National Cos., Inc.................... 20,184  296,099
          WMIH Corp.+.................................  2,620    3,930
                                                              --------
                                                               379,257
                                                              --------
         Internet Application Software -- 0.1%
          RealNetworks, Inc.+.........................    301    1,376
          VirnetX Holding Corp.+......................    623    2,056
          Zendesk, Inc.+..............................  1,026   29,497
                                                              --------
                                                                32,929
                                                              --------
         Internet Connectivity Services -- 0.6%
          Boingo Wireless, Inc.+......................    458    6,545
          Cogent Communications Holdings, Inc.........  7,615  342,675
                                                              --------
                                                               349,220
                                                              --------
         Internet Content-Entertainment -- 0.0%
          Limelight Networks, Inc.+...................    914    2,870
          Shutterstock, Inc.+.........................    243   10,505
                                                              --------
                                                                13,375
                                                              --------
         Internet Content-Information/News -- 0.1%
          Autobytel, Inc.+............................    110    1,442
          DHI Group, Inc.+............................    647    2,491
          HealthStream, Inc.+.........................    330    9,171
          Reis, Inc...................................    110    2,068
          WebMD Health Corp.+.........................    472   25,597
          XO Group, Inc.+.............................    326    5,721
                                                              --------
                                                                46,490
                                                              --------
         Internet Security -- 0.1%
          Corindus Vascular Robotics, Inc.+...........    709      893
          Imperva, Inc.+..............................    369   16,402
          Proofpoint, Inc.+...........................    517   38,966
          Rapid7, Inc.+...............................    256    4,339
          VASCO Data Security International, Inc.+....    388    5,238
          Zix Corp.+..................................    687    3,731
                                                              --------
                                                                69,569
                                                              --------
         Internet Telephone -- 1.3%
          8x8, Inc.+.................................. 20,994  305,463
          RingCentral, Inc., Class A+................. 13,416  428,641
                                                              --------
                                                               734,104
                                                              --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                    Value
                     Security Description                   Shares (Note 3)
    ----------------------------------------------------------------------
    COMMON STOCKS (continued)
    Investment Companies -- 0.0%
     Acacia Research Corp.+................................    645 $  3,515
     Real Industry, Inc.+..................................    338      879
     Tiptree Financial, Inc................................    283    1,995
                                                                   --------
                                                                      6,389
                                                                   --------
    Investment Management/Advisor Services -- 1.3%
     Altisource Portfolio Solutions SA+....................    149    3,291
     Associated Capital Group, Inc., Class A...............     56    1,884
     Cohen & Steers, Inc...................................    268   10,693
     Financial Engines, Inc................................    676   28,730
     GAMCO Investors, Inc., Class A........................     55    1,578
     Hennessy Advisors, Inc................................     59    1,004
     Janus Capital Group, Inc..............................  1,818   24,834
     Manning & Napier, Inc.................................    192    1,114
     Medley Management, Inc., Class A......................     73      562
     OM Asset Management PLC...............................    517    8,045
     Pzena Investment Management, Inc., Class A............ 21,820  224,528
     Silvercrest Asset Management Group, Inc., Class A..... 26,014  355,091
     Virtus Investment Partners, Inc.......................     64    6,810
     Waddell & Reed Financial, Inc., Class A...............  1,000   17,990
     Westwood Holdings Group, Inc..........................    102    5,692
     WisdomTree Investments, Inc...........................  1,484   12,391
                                                                   --------
                                                                    704,237
                                                                   --------
    Lasers-System/Components -- 0.2%
     Applied Optoelectronics, Inc.+........................    229   11,310
     Coherent, Inc.+.......................................    306   65,974
     Electro Scientific Industries, Inc.+..................    353    2,464
     II-VI, Inc.+..........................................    754   24,995
                                                                   --------
                                                                    104,743
                                                                   --------
    Leisure Games -- 0.0%
     Intrawest Resorts Holdings, Inc.+.....................    206    4,857
                                                                   --------
    Leisure Products -- 0.0%
     Escalade, Inc.........................................    134    1,789
     Johnson Outdoors, Inc., Class A.......................     61    2,215
     Marine Products Corp..................................    137    1,639
                                                                   --------
                                                                      5,643
                                                                   --------
    Lighting Products & Systems -- 0.1%
     Universal Display Corp................................    524   46,819
                                                                   --------
    Linen Supply & Related Items -- 0.1%
     UniFirst Corp.........................................    193   26,866
                                                                   --------
    Machine Tools & Related Products -- 0.1%
     Hardinge, Inc.........................................    150    1,575
     Kennametal, Inc.......................................    999   41,538
     Milacron Holdings Corp.+..............................    186    3,501
                                                                   --------
                                                                     46,614
                                                                   --------
    Machinery-Construction & Mining -- 0.0%
     Astec Industries, Inc.................................    244   15,458
     Hyster-Yale Materials Handling, Inc...................    121    7,273
                                                                   --------
                                                                     22,731
                                                                   --------
    Machinery-Electrical -- 0.1%
     Babcock & Wilcox Enterprises, Inc.+...................    588    5,510
     Franklin Electric Co., Inc............................    580   23,838
                                                                   --------
                                                                     29,348
                                                                   --------

                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            Machinery-Farming -- 0.0%
              Alamo Group, Inc......................    121 $  9,566
              Lindsay Corp..........................    135   11,726
                                                            --------
                                                              21,292
                                                            --------
            Machinery-General Industrial -- 0.8%
              Albany International Corp., Class A...    359   17,501
              Altra Industrial Motion Corp..........    323   14,260
              Applied Industrial Technologies, Inc..    458   29,312
              Chart Industries, Inc.+...............    395   14,422
              DXP Enterprises, Inc.+................    197    7,187
              Gencor Industries, Inc.+..............     99    1,643
              Kadant, Inc...........................  5,516  342,819
              Manitowoc Co., Inc.+..................  1,641    9,797
              Tennant Co............................    219   16,042
                                                            --------
                                                             452,983
                                                            --------
            Machinery-Material Handling -- 0.0%
              Columbus McKinnon Corp................    249    6,506
                                                            --------
            Machinery-Pumps -- 0.1%
              Gorman-Rupp Co........................    225    6,439
              NN, Inc...............................    338    9,329
              SPX FLOW, Inc.+.......................    455   16,444
                                                            --------
                                                              32,212
                                                            --------
            Marine Services -- 0.0%
              Great Lakes Dredge & Dock Corp.+......    762    3,467
                                                            --------
            Medical Imaging Systems -- 0.5%
              Analogic Corp.........................    160   11,496
              Digirad Corp.......................... 53,297  250,496
              iRadimed Corp.+.......................     51      438
                                                            --------
                                                             262,430
                                                            --------
            Medical Information Systems -- 0.1%
              Computer Programs & Systems, Inc......    143    3,926
              Cotiviti Holdings, Inc.+..............    161    6,728
              Medidata Solutions, Inc.+.............    696   45,539
              NantHealth, Inc.+.....................     85      265
              Quality Systems, Inc.+................    659    9,397
              Tabula Rasa HealthCare, Inc.+.........     63      849
                                                            --------
                                                              66,704
                                                            --------
            Medical Instruments -- 0.4%
              Abaxis, Inc...........................    281   12,653
              AngioDynamics, Inc.+..................    347    5,385
              AtriCure, Inc.+.......................    404    8,282
              Avinger, Inc.+........................    140       79
              Cardiovascular Systems, Inc.+.........    410   12,247
              CONMED Corp...........................    354   17,403
              CryoLife, Inc.+.......................    405    7,351
              Endologix, Inc.+......................  1,045    7,827
              Entellus Medical, Inc.+...............     96    1,365
              Halyard Health, Inc.+.................    593   23,423
              Integra LifeSciences Holdings Corp.+..    767   35,259
              iRhythm Technologies, Inc.+...........     90    3,176
              Natus Medical, Inc.+..................    419   14,665
              NuVasive, Inc.+.......................    626   45,391
              Obalon Therapeutics, Inc.+............     63      669
              Spectranetics Corp.+..................    551   15,759
              TransEnterix, Inc.+...................    898      584
                                                            --------
                                                             211,518
                                                            --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            COMMON STOCKS (continued)
            Medical Labs & Testing Services -- 0.0%
              Fulgent Genetics, Inc.+...............    49  $    499
              Invitae Corp.+........................   358     3,949
              Medpace Holdings, Inc.+...............   101     3,203
              Natera, Inc.+.........................   336     3,041
              Teladoc, Inc.+........................   303     7,514
                                                            --------
                                                              18,206
                                                            --------
            Medical Laser Systems -- 0.0%
              Cutera, Inc.+.........................   150     2,933
              IRIDEX Corp.+.........................    96     1,094
                                                            --------
                                                               4,027
                                                            --------
            Medical Products -- 0.8%
              Accuray, Inc.+........................ 1,029     4,682
              Atrion Corp...........................    17     8,791
              AxoGen, Inc.+.........................   310     3,782
              Cantel Medical Corp...................   452    33,633
              Cerus Corp.+.......................... 1,307     5,685
              ConforMIS, Inc.+......................   459     2,580
              Exactech, Inc.+.......................   133     3,943
              Glaukos Corp.+........................   215    10,219
              Globus Medical, Inc., Class A+........   883    26,781
              Haemonetics Corp.+....................   645    27,013
              Integer Holdings Corp.+...............   395    14,516
              Intersect ENT, Inc.+..................   327     6,213
              Invacare Corp.........................   409     6,012
              InVivo Therapeutics Holdings Corp.+...   413     1,569
              K2M Group Holdings, Inc.+.............   330     7,310
              LeMaitre Vascular, Inc................   172     5,117
              Luminex Corp..........................   512     9,641
              MiMedx Group, Inc.+................... 1,319    16,738
              NanoString Technologies, Inc.+........   191     3,339
              Nevro Corp.+..........................   304    28,643
              Novan, Inc.+..........................    61       332
              Novocure, Ltd.+.......................   652     7,368
              NxStage Medical, Inc.+................   804    24,032
              Orthofix International NV+............   224     8,859
              Penumbra, Inc.+.......................   352    30,078
              Rockwell Medical, Inc.+...............   617     5,306
              Surmodics, Inc.+...................... 5,688   129,971
              T2 Biosystems, Inc.+..................   187       900
              Tactile Systems Technology, Inc.+.....    52       980
              Wright Medical Group NV+.............. 1,303    39,598
                                                            --------
                                                             473,631
                                                            --------
            Medical-Biomedical/Gene -- 2.7%
              Acceleron Pharma, Inc.+...............   352    11,623
              Achillion Pharmaceuticals, Inc.+...... 1,512     5,156
              Acorda Therapeutics, Inc.+............   555     8,963
              Aduro Biotech, Inc.+..................   456     4,400
              Advaxis, Inc.+........................   430     3,681
              Adverum Biotechnologies, Inc.+........   296       844
              Aevi Genomic Medicine, Inc.+..........   313       501
              Agenus, Inc.+.........................   942     3,382
              Alder Biopharmaceuticals, Inc.+.......   604    12,110
              AMAG Pharmaceuticals, Inc.+...........   449    10,956
              AnaptysBio, Inc.+.....................    65     1,734
              Anavex Life Sciences Corp.+...........   420     2,365
              ANI Pharmaceuticals, Inc.+............ 1,757    95,089

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            Medical-Biomedical/Gene (continued)
             Applied Genetic Technologies Corp.+....    162 $    907
             Aptevo Therapeutics, Inc.+.............    208      416
             Aratana Therapeutics, Inc.+............ 36,167  224,235
             Ardelyx, Inc.+.........................    396    5,306
             Arena Pharmaceuticals, Inc.+...........  3,166    4,242
             Argos Therapeutics, Inc.+..............    135       58
             Arrowhead Pharmaceuticals, Inc.+.......    779    1,207
             Asterias Biotherapeutics, Inc.+........    273    1,010
             Atara Biotherapeutics, Inc.+...........    299    5,113
             Athersys, Inc.+........................    983    1,455
             Audentes Therapeutics, Inc.+...........     72    1,073
             Axovant Sciences, Ltd.+................    315    7,636
             Bellicum Pharmaceuticals, Inc.+........    269    3,597
             BioCryst Pharmaceuticals, Inc.+........    947    6,004
             BioTime, Inc.+.........................    824    2,802
             Bluebird Bio, Inc.+....................    515   45,809
             Blueprint Medicines Corp.+.............    308   14,347
             Cambrex Corp.+.........................    403   23,918
             Celldex Therapeutics, Inc.+............  1,233    4,106
             Cellular Biomedicine Group, Inc.+......    155    1,674
             ChemoCentryx, Inc.+....................    274    1,984
             ChromaDex Corp.+.......................    368    1,144
             Clearside Biomedical, Inc.+............    126    1,003
             Corvus Pharmaceuticals, Inc.+..........     43      427
             Curis, Inc.+...........................  1,440    3,485
             Cytokinetics, Inc.+....................    435    7,134
             CytomX Therapeutics, Inc.+.............    263    4,132
             CytRx Corp.+...........................    862      439
             Dermira, Inc.+.........................    367   12,500
             Dimension Therapeutics, Inc.+..........    156      242
             Dynavax Technologies Corp.+............    500    2,775
             Edge Therapeutics, Inc.+...............    208    2,159
             Editas Medicine, Inc.+.................     87    1,640
             Eiger BioPharmaceuticals, Inc.+........     44      348
             Emergent BioSolutions, Inc.+...........    418   12,502
             Endocyte, Inc.+........................    488    1,122
             Enzo Biochem, Inc.+....................    512    4,506
             Epizyme, Inc.+.........................    517    9,332
             Esperion Therapeutics, Inc.+...........    183    6,542
             Exact Sciences Corp.+..................  1,337   40,123
             Exelixis, Inc.+........................  2,873   64,355
             FibroGen, Inc.+........................    675   18,900
             Five Prime Therapeutics, Inc.+.........    347   12,096
             Flex Pharma, Inc.+.....................    135      464
             Fortress Biotech, Inc.+................    438    1,594
             Foundation Medicine, Inc.+.............    172    6,106
             Galena Biopharma, Inc.+................    118       70
             Geron Corp.+...........................  1,949    4,989
             GlycoMimetics, Inc.+...................    131      563
             Halozyme Therapeutics, Inc.+...........  1,378   19,209
             Idera Pharmaceuticals, Inc.+...........  1,148    2,698
             ImmunoGen, Inc.+.......................  1,087    4,718
             Immunomedics, Inc.+....................  1,233    7,065
             Infinity Pharmaceuticals, Inc.+........    633    1,361
             Innoviva, Inc.+........................  1,043   12,292
             Inovio Pharmaceuticals, Inc.+..........    855    5,378
             Insmed, Inc.+..........................    799   14,742
             Intellia Therapeutics, Inc.+...........     87    1,268
             Karyopharm Therapeutics, Inc.+.........    343    3,505
             Kite Pharma, Inc.+.....................    552   45,308

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCKS (continued)
         Medical-Biomedical/Gene (continued)
           Lexicon Pharmaceuticals, Inc.+...........    544 $    8,492
           Ligand Pharmaceuticals, Inc.+............    244     27,125
           Lion Biotechnologies, Inc.+..............    713      4,884
           Loxo Oncology, Inc.+.....................    204      9,396
           MacroGenics, Inc.+.......................    410      8,860
           Medicines Co.+...........................    853     42,070
           Merrimack Pharmaceuticals, Inc.+.........  1,575      5,245
           Momenta Pharmaceuticals, Inc.+...........    837     12,011
           Myriad Genetics, Inc.+...................    871     16,018
           NeoGenomics, Inc.+....................... 39,117    295,333
           NewLink Genetics Corp.+..................    278      5,196
           Novavax, Inc.+...........................  3,486      2,845
           Omeros Corp.+............................    511      8,340
           OncoMed Pharmaceuticals, Inc.+...........    268      1,056
           Organovo Holdings, Inc.+.................  1,111      3,222
           Otonomy, Inc.+...........................    309      4,125
           OvaScience, Inc.+........................    404        610
           Pacific Biosciences of California, Inc.+.    983      3,873
           Paratek Pharmaceuticals, Inc.+...........    233      4,998
           PDL BioPharma, Inc.......................  2,133      4,799
           Pfenex, Inc.+............................    235      1,130
           PharmAthene, Inc.........................    804        584
           Prothena Corp. PLC+......................    437     23,655
           PTC Therapeutics, Inc.+..................    428      5,200
           Puma Biotechnology, Inc.+................    354     14,372
           REGENXBIO, Inc.+.........................    259      5,413
           Retrophin, Inc.+.........................    468      9,168
           Rigel Pharmaceuticals, Inc.+.............  1,566      4,682
           RTI Surgical, Inc.+......................    740      2,997
           Sage Therapeutics, Inc.+.................    381     27,051
           Sangamo BioSciences, Inc.+...............    897      4,306
           Second Sight Medical Products, Inc.+.....    182        211
           Selecta Biosciences, Inc.+...............     66        796
           Senseonics Holdings, Inc.+...............    357        603
           Seres Therapeutics, Inc.+................    229      2,251
           Spark Therapeutics, Inc.+................    242     14,029
           Spectrum Pharmaceuticals, Inc.+..........    975      7,420
           Stemline Therapeutics, Inc.+.............    216      1,922
           Syndax Pharmaceuticals, Inc.+............     59        560
           Synthetic Biologics, Inc.+...............    976        556
           Theravance Biopharma, Inc.+..............    506     20,407
           Tobira Therapeutics, Inc. CVR+(1)(2).....    104      1,429
           Tokai Pharmaceuticals, Inc.+.............    127         78
           Trovagene, Inc.+.........................    362        337
           Ultragenyx Pharmaceutical, Inc.+.........    487     31,358
           Veracyte, Inc.+..........................    179      1,516
           Versartis, Inc.+.........................    396      7,286
           WaVe Life Sciences, Ltd.+................     95      2,005
           XBiotech, Inc.+..........................    224      2,437
           ZIOPHARM Oncology, Inc.+.................  1,570     11,053
                                                            ----------
                                                             1,529,249
                                                            ----------
         Medical-Drugs -- 3.2%
           AcelRx Pharmaceuticals, Inc.+............    455      1,183
           Aclaris Therapeutics, Inc.+..............    143      4,020
           Adamas Pharmaceuticals, Inc.+............    215      3,522
           Aerie Pharmaceuticals, Inc.+.............    365     16,078
           Agile Therapeutics, Inc.+................    170        610
           Aimmune Therapeutics, Inc.+..............    338      6,571

                                                              Value
                     Security Description             Shares (Note 3)
           ----------------------------------------------------------
           Medical-Drugs (continued)
             Amicus Therapeutics, Inc.+..............  1,800 $ 13,824
             Ampio Pharmaceuticals, Inc.+............    566      316
             Anthera Pharmaceuticals, Inc.+..........    506      167
             Array BioPharma, Inc.+..................  2,114   18,328
             BioSpecifics Technologies Corp.+........  7,291  413,618
             Cempra, Inc.+...........................    533    2,292
             Chimerix, Inc.+.........................    550    3,289
             Cidara Therapeutics, Inc.+..............    136    1,054
             Clovis Oncology, Inc.+..................    463   26,803
             Coherus Biosciences, Inc.+..............    428    8,218
             Collegium Pharmaceutical, Inc.+.........    209    2,050
             Corcept Therapeutics, Inc.+............. 20,383  194,454
             Durata Therapeutics , Inc.+(1)(2).......    228        0
             Durect Corp.+...........................  1,629    1,429
             Eagle Pharmaceuticals, Inc.+............    112   10,146
             Enanta Pharmaceuticals, Inc.+...........    199    6,318
             Global Blood Therapeutics, Inc.+........    254    7,353
             Horizon Pharma PLC+.....................  2,038   31,344
             Ignyta, Inc.+...........................    380    3,363
             Immune Design Corp.+....................    143      937
             Inotek Pharmaceuticals Corp.+...........    223      446
             Insys Therapeutics, Inc.+...............    301    3,386
             Intra-Cellular Therapies, Inc.+.........    442    6,108
             Ironwood Pharmaceuticals, Inc.+.........  1,634   26,667
             Jounce Therapeutics, Inc.+..............     83    2,351
             Kadmon Holdings, Inc.+..................    105      289
             Keryx Biopharmaceuticals, Inc.+.........  1,018    6,027
             Lannett Co., Inc.+......................    356    9,256
             Lipocine, Inc.+.........................    212      899
             MediciNova, Inc.+.......................    382    2,196
             Minerva Neurosciences, Inc.+............    241    1,832
             MyoKardia, Inc.+........................    144    1,879
             Myovant Sciences, Ltd.+.................    128    1,663
             NantKwest, Inc.+........................    215      677
             Neos Therapeutics, Inc.+................    176    1,250
             Ocular Therapeutix, Inc.+...............    230    2,291
             Ophthotech Corp.+.......................    394    1,170
             Pacira Pharmaceuticals, Inc.+...........    460   22,333
             PharMerica Corp.+.......................    381    8,992
             PRA Health Sciences, Inc.+..............    311   19,892
             Prestige Brands Holdings, Inc.+.........    671   38,522
             Progenics Pharmaceuticals, Inc.+........ 50,511  400,047
             Protagonist Therapeutics, Inc.+.........     98      992
             Ra Pharmaceuticals, Inc.+...............     97    2,289
             Radius Health, Inc.+....................    406   15,862
             Reata Pharmaceuticals, Inc., Class A+...     73    1,514
             Regulus Therapeutics, Inc.+.............    500      775
             SciClone Pharmaceuticals, Inc.+.........    646    6,234
             Sorrento Therapeutics, Inc.+............    369      719
             Sucampo Pharmaceuticals, Inc., Class A+.    301    3,055
             Supernus Pharmaceuticals, Inc.+......... 10,611  345,919
             Synergy Pharmaceuticals, Inc.+..........  2,560   10,547
             Syros Pharmaceuticals, Inc.+............     58      881
             TESARO, Inc.+...........................    362   53,428
             Tetraphase Pharmaceuticals, Inc.+.......    470    3,727
             TG Therapeutics, Inc.+..................    475    5,249
             TherapeuticsMD, Inc.+...................  1,938    9,884
             Titan Pharmaceuticals, Inc.+............    241      711
             Trevena, Inc.+..........................    577    1,887
             Vanda Pharmaceuticals, Inc.+............    472    7,198

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                               Value
                    Security Description              Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCKS (continued)
         Medical-Drugs (continued)
           Voyager Therapeutics, Inc.+...............    150 $    1,566
           vTv Therapeutics, Inc., Class A+..........     98        540
           Zogenix, Inc.+............................    319      3,509
                                                             ----------
                                                              1,811,946
                                                             ----------
         Medical-Generic Drugs -- 0.3%
           Amphastar Pharmaceuticals, Inc.+.......... 10,559    159,441
           AveXis, Inc.+.............................     74      5,957
           Impax Laboratories, Inc.+.................    944     13,263
           Teligent, Inc.+...........................    533      4,205
                                                             ----------
                                                                182,866
                                                             ----------
         Medical-HMO -- 0.1%
           Magellan Health, Inc.+....................    294     20,227
           Molina Healthcare, Inc.+..................    546     27,186
           Tivity Health, Inc.+......................    410     13,776
           Triple-S Management Corp., Class B+.......    300      5,430
                                                             ----------
                                                                 66,619
                                                             ----------
         Medical-Hospitals -- 0.1%
           Community Health Systems, Inc.+...........  1,425     12,269
           Nobilis Health Corp.+.....................    715        894
           Quorum Health Corp.+......................    381      1,627
           Select Medical Holdings Corp.+............  1,351     18,576
           Surgery Partners, Inc.+...................    238      4,094
                                                             ----------
                                                                 37,460
                                                             ----------
         Medical-Nursing Homes -- 0.1%
           Ensign Group, Inc.........................    616     11,057
           Genesis Healthcare, Inc.+.................    482      1,167
           Kindred Healthcare, Inc...................  1,087     10,435
           National HealthCare Corp..................    143     10,642
                                                             ----------
                                                                 33,301
                                                             ----------
         Medical-Outpatient/Home Medical -- 0.7%
           Addus HomeCare Corp.+.....................     94      3,191
           Almost Family, Inc.+......................    137      6,802
           Amedisys, Inc.+...........................    359     19,458
           Chemed Corp...............................    204     41,082
           Civitas Solutions, Inc.+..................    193      3,435
           LHC Group, Inc.+..........................  5,862    317,134
           Providence Service Corp.+.................    148      6,512
                                                             ----------
                                                                397,614
                                                             ----------
         Medical-Wholesale Drug Distribution -- 0.1%
           Owens & Minor, Inc........................    793     27,477
                                                             ----------
         Metal Processors & Fabrication -- 1.7%
           Ampco-Pittsburgh Corp.....................    108      1,571
           CIRCOR International, Inc.................    211     14,076
           Ferroglobe PLC+(1)(2).....................    777          0
           Global Brass & Copper Holdings, Inc....... 12,196    434,787
           Haynes International, Inc.................  9,028    381,794
           Mueller Industries, Inc...................    721     23,101
           Park-Ohio Holdings Corp...................    107      4,211
           RBC Bearings, Inc.+.......................    286     28,686
           Rexnord Corp.+............................  1,052     25,669
           Sun Hydraulics Corp.......................    299     11,613
                                                             ----------
                                                                925,508
                                                             ----------

                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           Metal Products-Distribution -- 0.6%
            Lawson Products, Inc.+................. 12,881 $  293,043
            Olympic Steel, Inc.....................    117      2,638
            Worthington Industries, Inc............    567     24,665
                                                           ----------
                                                              320,346
                                                           ----------
           Metal Products-Fasteners -- 0.0%
            TriMas Corp.+..........................    581     13,334
                                                           ----------
           Metal-Aluminum -- 0.1%
            Century Aluminum Co.+..................    644      8,784
            Kaiser Aluminum Corp...................    222     18,739
                                                           ----------
                                                               27,523
                                                           ----------
           Metal-Diversified -- 0.0%
            Ferroglobe PLC.........................    843      8,135
                                                           ----------
           Metal-Iron -- 0.0%
            Cliffs Natural Resources, Inc.+........  3,571     23,997
                                                           ----------
           Miscellaneous Manufacturing -- 0.1%
            American Railcar Industries, Inc.......     99      4,153
            FreightCar America, Inc................    154      2,011
            Hillenbrand, Inc.......................    747     27,565
            John Bean Technologies Corp............    397     35,194
                                                           ----------
                                                               68,923
                                                           ----------
           Motion Pictures & Services -- 0.1%
            Eros International PLC+................    381      3,791
            IMAX Corp.+............................    747     22,783
                                                           ----------
                                                               26,574
                                                           ----------
           MRI/Medical Diagnostic Imaging -- 0.5%
            RadNet, Inc.+.......................... 46,983    284,247
                                                           ----------
           Multimedia -- 0.2%
            E.W. Scripps Co., Class A+.............    768     17,111
            Entravision Communications Corp.,
              Class A..............................    838      5,196
            Liberty Media Corp.-Liberty Braves,
              Series A+............................    117      2,905
            Liberty Media Corp.-Liberty Braves,
              Series C+............................    405      9,931
            Liberty Media Corp.-Liberty Formula
              One, Series A+.......................    294      9,969
            Liberty Media Corp.-Liberty Formula
              One, Series C+.......................    595     20,837
            Media General, Inc. CVR+(1)(2).........  1,299        403
            Meredith Corp..........................    475     27,811
                                                           ----------
                                                               94,163
                                                           ----------
           Networking Products -- 1.9%
            A10 Networks, Inc.+....................    567      4,592
            Black Box Corp.........................    193      1,911
            Calix, Inc.+...........................    531      3,558
            Extreme Networks, Inc.+................ 56,250    439,594
            Gigamon, Inc.+.........................    419     13,282
            Infinera Corp.+........................  1,778     17,638
            LogMeIn, Inc...........................    659     74,467
            NeoPhotonics Corp.+....................    397      3,081
            NETGEAR, Inc.+.........................    407     19,190
            Silicom, Ltd...........................  8,833    479,013
                                                           ----------
                                                            1,056,326
                                                           ----------
           Non-Ferrous Metals -- 0.0%
            Materion Corp..........................    256      9,741
                                                           ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                 Value
                     Security Description               Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS (continued)
        Non-Hazardous Waste Disposal -- 0.0%
          Advanced Disposal Services, Inc.+............     265 $  6,302
          Casella Waste Systems, Inc., Class A+........     499    7,510
                                                                --------
                                                                  13,812
                                                                --------
        Office Automation & Equipment -- 0.0%
          Eastman Kodak Co.+...........................     219    2,409
                                                                --------
        Office Furnishings-Original -- 0.2%
          CompX International, Inc.....................      20      298
          Herman Miller, Inc...........................     756   25,024
          HNI Corp.....................................     572   26,747
          Interface, Inc...............................     835   16,616
          Kimball International, Inc., Class B.........     475    8,441
          Knoll, Inc...................................     619   14,831
          Steelcase, Inc., Class A.....................   1,111   18,942
                                                                --------
                                                                 110,899
                                                                --------
        Office Supplies & Forms -- 0.0%
          ACCO Brands Corp.+...........................   1,372   19,551
                                                                --------
        Oil & Gas Drilling -- 0.0%
          Atwood Oceanics, Inc.+.......................     959    7,509
          Parker Drilling Co.+.........................   1,558    2,571
          Seadrill, Ltd.+..............................   4,883    3,368
                                                                --------
                                                                  13,448
                                                                --------
        Oil Companies-Exploration & Production -- 0.9%
          Abraxas Petroleum Corp.+..................... 107,244  200,546
          Bill Barrett Corp.+..........................     780    2,995
          California Resources Corp.+..................     409    4,785
          Callon Petroleum Co.+........................   2,352   27,848
          Carrizo Oil & Gas, Inc.+.....................     781   19,642
          Cobalt International Energy, Inc.+...........   5,271    2,062
          Contango Oil & Gas Co.+......................     282    2,019
          Denbury Resources, Inc.+.....................   4,543   10,085
          Earthstone Energy, Inc.+.....................      19      256
          Eclipse Resources Corp.+.....................     629    1,264
          EP Energy Corp., Class A+....................     499    2,256
          Erin Energy Corp.+...........................     185      379
          Evolution Petroleum Corp.....................     313    2,504
          EXCO Resources, Inc.+........................   1,808      886
          Isramco, Inc.+...............................       7      799
          Jagged Peak Energy, Inc.+....................     392    4,367
          Jones Energy, Inc., Class A+.................     782    1,564
          Matador Resources Co.+.......................   1,120   24,282
          Noble Energy, Inc............................     283    6,218
          Northern Oil and Gas, Inc.+..................     603    1,357
          Oasis Petroleum, Inc.+.......................   2,946   35,175
          Panhandle Oil and Gas, Inc., Class A.........     196    3,714
          PDC Energy, Inc.+............................     708   39,103
          Ring Energy, Inc.+...........................     523    6,276
          RSP Permian, Inc.+...........................   1,242   47,258
          Sanchez Energy Corp.+........................     854    6,610
          SRC Energy, Inc.+............................   2,352   17,734
          Unit Corp.+..................................     651   13,990
          W&T Offshore, Inc.+..........................     457      932
          WildHorse Resource Development Corp.+........     250    2,728
                                                                --------
                                                                 489,634
                                                                --------
        Oil Field Machinery & Equipment -- 0.1%
          Exterran Corp.+..............................     408   11,167

                                                               Value
                     Security Description              Shares (Note 3)
          ------------------------------------------------------------
          Oil Field Machinery & Equipment (continued)
            Flotek Industries, Inc.+..................    671 $  8,058
            Forum Energy Technologies, Inc.+..........    802   13,554
            Natural Gas Services Group, Inc.+.........    157    4,302
            Thermon Group Holdings, Inc.+.............    410    8,405
                                                              --------
                                                                45,486
                                                              --------
          Oil Refining & Marketing -- 0.1%
            Adams Resources & Energy, Inc.............     23      934
            Alon USA Energy, Inc......................    406    4,908
            CVR Energy, Inc...........................    204    4,466
            Delek US Holdings, Inc....................    795   19,136
            Par Pacific Holdings, Inc.+...............    386    6,319
            Trecora Resources+........................    255    2,818
            Western Refining, Inc.....................  1,019   35,145
                                                              --------
                                                                73,726
                                                              --------
          Oil-Field Services -- 0.3%
            Archrock, Inc.............................    898   10,596
            Bristow Group, Inc........................    431    5,763
            CARBO Ceramics, Inc.+.....................    282    1,937
            Era Group, Inc.+..........................    251    3,190
            Helix Energy Solutions Group, Inc.+.......  1,750   10,710
            Independence Contract Drilling, Inc.+.....    385    1,775
            Keane Group, Inc.+........................    396    5,473
            Mammoth Energy Services, Inc.+............     98    1,891
            Matrix Service Co.+.......................    343    4,030
            McDermott International, Inc.+............  3,055   19,980
            MRC Global, Inc.+.........................  1,184   21,584
            Newpark Resources, Inc.+..................  1,071    8,193
            NOW, Inc.+................................  1,351   22,981
            Oil States International, Inc.+...........    648   19,278
            PHI, Inc.+................................    150    1,760
            Pioneer Energy Services Corp.+............    940    2,867
            SEACOR Holdings, Inc.+....................    205   13,460
            Tesco Corp.+..............................    586    3,838
            TETRA Technologies, Inc.+.................  1,434    4,775
            Willbros Group, Inc.+.....................    558    1,535
                                                              --------
                                                               165,616
                                                              --------
          Optical Recognition Equipment -- 0.0%
            Digimarc Corp.+...........................    107    3,087
                                                              --------
          Optical Supplies -- 0.0%
            STAAR Surgical Co.+.......................    516    5,366
                                                              --------
          Paper & Related Products -- 1.1%
            Clearwater Paper Corp.+...................    217   10,546
            Neenah Paper, Inc.........................  3,960  310,266
            Orchids Paper Products Co................. 10,142  246,958
            P.H. Glatfelter Co........................    560   12,046
            Schweitzer-Mauduit International, Inc.....    390   16,789
                                                              --------
                                                               596,605
                                                              --------
          Patient Monitoring Equipment -- 0.2%
            Insulet Corp.+............................    728   31,602
            Masimo Corp.+.............................    517   53,117
                                                              --------
                                                                84,719
                                                              --------
          Pharmacy Services -- 0.0%
            BioScrip, Inc.+...........................  1,412    2,146
            Diplomat Pharmacy, Inc.+..................    588    9,173
                                                              --------
                                                                11,319
                                                              --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS (continued)
        Physical Therapy/Rehabilitation Centers -- 0.2%
          AAC Holdings, Inc.+...........................    127 $    909
          HealthSouth Corp..............................  1,121   52,575
          U.S. Physical Therapy, Inc....................    987   64,747
                                                                --------
                                                                 118,231
                                                                --------
        Pipelines -- 0.1%
          SemGroup Corp., Class A.......................    836   27,839
                                                                --------
        Platinum -- 0.1%
          Stillwater Mining Co.+........................  1,548   27,833
                                                                --------
        Pollution Control -- 0.0%
          CECO Environmental Corp.......................    376    4,245
                                                                --------
        Poultry -- 0.1%
          Sanderson Farms, Inc..........................    257   29,755
                                                                --------
        Power Converter/Supply Equipment -- 0.8%
          Advanced Energy Industries, Inc.+.............    500   36,900
          Energous Corp.+...............................    191    2,410
          Generac Holdings, Inc.+.......................    781   27,468
          Powell Industries, Inc........................    110    3,794
          SPX Corp.+....................................    535   12,872
          Vicor Corp.+.................................. 18,807  338,526
                                                                --------
                                                                 421,970
                                                                --------
        Precious Metals -- 0.0%
          Coeur Mining, Inc.+...........................  2,276   20,621
                                                                --------
        Printing-Commercial -- 0.2%
          ARC Document Solutions, Inc.+.................    529    1,947
          Cimpress NV+..................................    317   26,019
          Deluxe Corp...................................    616   44,296
          Ennis, Inc....................................    328    5,773
          Quad/Graphics, Inc............................    373    9,795
                                                                --------
                                                                  87,830
                                                                --------
        Private Equity -- 0.0%
          Fifth Street Asset Management, Inc............     64      301
          Kennedy-Wilson Holdings, Inc..................  1,045   21,318
                                                                --------
                                                                  21,619
                                                                --------
        Protection/Safety -- 0.6%
          Landauer, Inc.................................  5,971  314,075
                                                                --------
        Publishing-Books -- 0.1%
          Houghton Mifflin Harcourt Co.+................  1,601   18,411
          Scholastic Corp...............................    347   15,001
                                                                --------
                                                                  33,412
                                                                --------
        Publishing-Newspapers -- 0.1%
          Daily Journal Corp.+..........................     13    2,717
          Gannett Co., Inc..............................  1,517   12,682
          New York Times Co., Class A...................  1,572   22,716
          tronc, Inc.+..................................    344    4,933
                                                                --------
                                                                  43,048
                                                                --------
        Publishing-Periodicals -- 0.0%
          Time, Inc.....................................  1,298   19,730
          Value Line, Inc...............................     13      227
                                                                --------
                                                                  19,957
                                                                --------
        Racetracks -- 0.1%
          Churchill Downs, Inc..........................    172   28,690

                                                                Value
                     Security Description               Shares (Note 3)
         --------------------------------------------------------------
         Racetracks (continued)
           Empire Resorts, Inc.+.......................    43  $ 1,075
           International Speedway Corp., Class A.......   328   12,169
           Penn National Gaming, Inc.+................. 1,052   19,441
           Speedway Motorsports, Inc...................   150    2,707
                                                               -------
                                                                64,082
                                                               -------
         Radio -- 0.0%
           Entercom Communications Corp., Class A......   333    4,212
           Radio One, Inc., Class D+...................   318      954
           Saga Communications, Inc., Class A..........    46    2,357
           Salem Media Group, Inc......................   141    1,079
           Townsquare Media, Inc., Class A+............   109    1,319
                                                               -------
                                                                 9,921
                                                               -------
         Real Estate Investment Trusts -- 4.3%
           Acadia Realty Trust......................... 1,000   29,080
           AG Mtg. Investment Trust, Inc...............   362    6,860
           Agree Realty Corp...........................   313   15,174
           Alexander's, Inc............................    27   11,740
           Altisource Residential Corp.................   675    9,707
           American Assets Trust, Inc..................   503   21,543
           Anworth Mtg. Asset Corp..................... 1,234    7,231
           Apollo Commercial Real Estate Finance, Inc..   999   19,271
           Ares Commercial Real Estate Corp............   345    4,771
           Armada Hoffler Properties, Inc..............   400    5,704
           ARMOUR Residential REIT, Inc................   474   11,409
           Ashford Hospitality Prime, Inc..............   364    3,855
           Ashford Hospitality Trust, Inc.............. 1,009    6,306
           Bluerock Residential Growth REIT, Inc.......   283    3,526
           Capstead Mtg. Corp.......................... 1,232   13,724
           CareTrust REIT, Inc.........................   807   13,735
           CatchMark Timber Trust, Inc., Class A.......   500    5,855
           CBL & Associates Properties, Inc............ 2,132   19,721
           Cedar Realty Trust, Inc..................... 1,065    5,730
           Chatham Lodging Trust.......................   484    9,370
           Chesapeake Lodging Trust....................   767   17,879
           City Office REIT, Inc.......................   323    4,054
           Clipper Realty, Inc.........................    22      242
           Colony Starwood Homes.......................   917   31,701
           Community Healthcare Trust, Inc.............   161    3,980
           CorEnergy Infrastructure Trust, Inc.........   153    5,581
           CoreSite Realty Corp........................   422   41,293
           Cousins Properties, Inc..................... 4,562   38,731
           CYS Investments, Inc........................ 1,899   16,198
           DiamondRock Hospitality Co.................. 2,548   28,053
           DuPont Fabros Technology, Inc...............   944   48,663
           Dynex Capital, Inc..........................   578    4,000
           Easterly Government Properties, Inc.........   399    8,028
           EastGroup Properties, Inc...................   406   31,769
           Education Realty Trust, Inc.................   925   35,862
           Farmland Partners, Inc......................   322    3,510
           FelCor Lodging Trust, Inc................... 1,760   13,640
           First Industrial Realty Trust, Inc.......... 1,460   41,084
           First Potomac Realty Trust..................   749    8,239
           Four Corners Property Trust, Inc............   779   18,174
           Franklin Street Properties Corp............. 1,306   15,842
           GEO Group, Inc.............................. 1,544   51,429
           Getty Realty Corp...........................   338    8,653
           Gladstone Commercial Corp...................   287    6,400
           Global Medical REIT, Inc....................   193    1,789

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Real Estate Investment Trusts
             (continued)
             Global Net Lease, Inc..................   843  $19,920
             Government Properties Income Trust.....   905   19,295
             Gramercy Property Trust................ 1,781   49,494
             Great Ajax Corp........................   166    2,258
             Healthcare Realty Trust, Inc........... 1,432   46,970
             Hersha Hospitality Trust...............   533    9,829
             Hudson Pacific Properties, Inc......... 1,550   53,258
             Independence Realty Trust, Inc.........   708    6,514
             InfraREIT, Inc.+.......................   513    9,798
             Invesco Mtg. Capital, Inc.............. 1,422   23,193
             Investors Real Estate Trust............ 1,564    9,243
             iStar, Inc.+...........................   873   10,677
             Kite Realty Group Trust................ 1,047   21,317
             Ladder Capital Corp....................   543    7,944
             LaSalle Hotel Properties............... 1,351   38,585
             Lexington Realty Trust................. 2,908   29,574
             LTC Properties, Inc....................   485   23,202
             Mack-Cali Realty Corp.................. 1,136   30,729
             MedEquities Realty Trust, Inc..........   198    2,340
             Medical Properties Trust, Inc.......... 3,711   48,503
             Monmouth Real Estate Investment Corp...   812   12,180
             Monogram Residential Trust, Inc........ 2,176   22,152
             MTGE Investment Corp...................   593   10,674
             National Health Investors, Inc.........   472   34,536
             National Storage Affiliates Trust......   531   13,010
             New Residential Investment Corp........ 3,785   63,096
             New Senior Investment Group, Inc.......   985   10,264
             New York Mortgage Trust, Inc........... 1,421    9,109
             NexPoint Residential Trust, Inc........   231    5,546
             NorthStar Realty Europe Corp...........   693    8,060
             One Liberty Properties, Inc............   169    4,103
             Orchid Island Capital, Inc.............   388    4,113
             Owens Realty Mortgage, Inc.............   129    2,343
             Parkway, Inc...........................   544   10,962
             Pebblebrook Hotel Trust................   907   26,992
             Pennsylvania Real Estate Investment
               Trust................................   859   11,897
             PennyMac Mortgage Investment Trust.....   880   15,734
             Physicians Realty Trust................ 1,947   38,239
             Potlatch Corp..........................   523   23,561
             Preferred Apartment Communities, Inc.,
               Class A..............................   293    4,146
             PS Business Parks, Inc.................   253   30,750
             QTS Realty Trust, Inc., Class A........   594   31,743
             RAIT Financial Trust................... 1,185    3,638
             Ramco-Gershenson Properties Trust...... 1,015   13,530
             Redwood Trust, Inc.....................   984   16,797
             Resource Capital Corp..................   390    3,647
             Retail Opportunity Investments Corp.... 1,346   27,728
             Rexford Industrial Realty, Inc.........   847   21,124
             RLJ Lodging Trust...................... 1,547   33,245
             Ryman Hospitality Properties, Inc......   551   35,143
             Sabra Health Care REIT, Inc............   811   22,051
             Saul Centers, Inc......................   123    7,386
             Select Income REIT.....................   805   20,173
             Seritage Growth Properties, Class A....   322   13,363
             Silver Bay Realty Trust Corp...........   428    9,172
             STAG Industrial, Inc................... 1,043   27,493
             Summit Hotel Properties, Inc........... 1,174   19,406
             Sunstone Hotel Investors, Inc.......... 2,741   40,813

                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        Real Estate Investment Trusts (continued)
          Terreno Realty Corp........................    550 $   16,984
          Tier REIT, Inc.............................    617     10,680
          UMH Properties, Inc........................ 23,676    379,290
          Universal Health Realty Income Trust.......    158     11,021
          Urban Edge Properties......................  1,139     29,045
          Urstadt Biddle Properties, Inc., Class A...    337      6,625
          Washington Prime Group, Inc................  2,354     20,715
          Washington Real Estate Investment Trust....    932     29,516
          Western Asset Mortgage Capital Corp........    528      5,560
          Whitestone REIT............................    337      4,226
          Xenia Hotels & Resorts, Inc................  1,308     22,838
                                                             ----------
                                                              2,416,168
                                                             ----------
        Real Estate Management/Services -- 0.1%
          Griffin Industrial Realty, Inc.............      7        212
          HFF, Inc., Class A.........................    461     14,475
          Marcus & Millichap, Inc.+..................    186      4,799
          RE/MAX Holdings, Inc., Class A.............    228     13,486
                                                             ----------
                                                                 32,972
                                                             ----------
        Real Estate Operations & Development -- 0.1%
          Alexander & Baldwin, Inc...................    587     27,008
          Consolidated-Tomoka Land Co................     51      2,766
          Forestar Group, Inc.+......................    533      7,542
          FRP Holdings, Inc.+........................     80      3,416
          RMR Group, Inc., Class A...................     87      4,589
          St. Joe Co.+...............................    650     11,375
          Stratus Properties, Inc....................     79      2,358
          Trinity Place Holdings, Inc.+..............    270      1,925
                                                             ----------
                                                                 60,979
                                                             ----------
        Recreational Centers -- 0.0%
          ClubCorp Holdings, Inc.....................    829     11,150
          Planet Fitness, Inc., Class A..............    329      6,843
                                                             ----------
                                                                 17,993
                                                             ----------
        Recreational Vehicles -- 0.1%
          Camping World Holdings, Inc., Class A......    152      4,700
          LCI Industries.............................    300     30,345
          Malibu Boats, Inc., Class A+...............    232      5,345
          MCBC Holdings, Inc.........................     98      1,642
                                                             ----------
                                                                 42,032
                                                             ----------
        Recycling -- 0.0%
          Aqua Metals, Inc.+.........................    136      2,244
                                                             ----------
        Rental Auto/Equipment -- 0.1%
          Aaron's, Inc...............................    829     29,794
          CAI International, Inc.+...................    201      4,145
          McGrath RentCorp...........................    301     10,478
          Neff Corp., Class A+.......................    122      2,147
          Rent-A-Center, Inc.........................    669      7,152
          Textainer Group Holdings, Ltd..............    293      4,380
                                                             ----------
                                                                 58,096
                                                             ----------
        Research & Development -- 0.1%
          Albany Molecular Research, Inc.+...........    333      5,332
          INC Research Holdings, Inc., Class A+......    524     23,580
          PAREXEL International Corp.+...............    663     42,319
                                                             ----------
                                                                 71,231
                                                             ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Resorts/Theme Parks -- 0.1%
             Marriott Vacations Worldwide Corp......   283  $ 31,181
             SeaWorld Entertainment, Inc............   863    15,128
                                                            --------
                                                              46,309
                                                            --------
            Respiratory Products -- 0.7%
             Inogen, Inc.+.......................... 4,530   375,492
                                                            --------
            Retail-Apparel/Shoe -- 0.4%
             Abercrombie & Fitch Co., Class A.......   879    10,539
             American Eagle Outfitters, Inc......... 2,103    29,631
             Ascena Retail Group, Inc.+............. 2,235     8,739
             Boot Barn Holdings, Inc.+..............   171     1,814
             Buckle, Inc............................   368     6,882
             Caleres, Inc...........................   552    15,909
             Cato Corp., Class A....................   328     7,400
             Chico's FAS, Inc....................... 1,653    22,844
             Children's Place, Inc..................   240    27,552
             Destination XL Group, Inc.+............   469     1,196
             DSW, Inc., Class A.....................   847    17,465
             Duluth Holdings, Inc., Class B+........   123     2,724
             Express, Inc.+.........................   959     8,276
             Finish Line, Inc., Class A.............   538     8,506
             Francesca's Holdings Corp.+............   481     7,590
             Genesco, Inc.+.........................   265    14,125
             Guess?, Inc............................   789     8,805
             Shoe Carnival, Inc.....................   169     4,288
             Stein Mart, Inc........................   401       990
             Tailored Brands, Inc...................   631     7,780
             Tilly's, Inc., Class A.................   150     1,434
             Vera Bradley, Inc.+....................   260     2,379
             Winmark Corp...........................    27     3,486
                                                            --------
                                                             220,354
                                                            --------
            Retail-Appliances -- 0.0%
             Conn's, Inc.+..........................   260     4,576
                                                            --------
            Retail-Automobile -- 0.2%
             America's Car-Mart, Inc.+..............   102     3,805
             Asbury Automotive Group, Inc.+.........   251    15,361
             Group 1 Automotive, Inc................   267    18,410
             Lithia Motors, Inc., Class A...........   299    28,569
             Rush Enterprises, Inc., Class A+.......   380    14,345
             Rush Enterprises, Inc., Class B+.......    83     2,875
             Sonic Automotive, Inc., Class A........   359     7,036
                                                            --------
                                                              90,401
                                                            --------
            Retail-Bookstores -- 0.0%
             Barnes & Noble Education, Inc.+........   516     5,372
             Barnes & Noble, Inc....................   815     6,968
                                                            --------
                                                              12,340
                                                            --------
            Retail-Building Products -- 0.1%
             At Home Group, Inc.+...................   106     1,856
             BMC Stock Holdings, Inc.+..............   711    16,566
             Foundation Building Materials, Inc.+...   134     2,170
             GMS, Inc.+.............................    90     3,254
             Lumber Liquidators Holdings, Inc.+.....   338     8,298
             Tile Shop Holdings, Inc................   420     8,967
                                                            --------
                                                              41,111
                                                            --------

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         Retail-Computer Equipment -- 0.0%
          PC Connection, Inc..........................    146 $  4,196
                                                              --------
         Retail-Discount -- 0.1%
          Big Lots, Inc...............................    563   28,426
          Citi Trends, Inc............................    184    3,457
          Fred's, Inc., Class A.......................    455    6,697
          HSN, Inc....................................    393   14,502
          Ollie's Bargain Outlet Holdings, Inc.+......    259    9,920
          Tuesday Morning Corp.+......................    579    1,882
                                                              --------
                                                                64,884
                                                              --------
         Retail-Hair Salons -- 0.0%
          Regis Corp.+................................    478    5,215
                                                              --------
         Retail-Home Furnishings -- 0.7%
          Haverty Furniture Cos., Inc.................    252    6,212
          Kirkland's, Inc.+...........................    191    2,246
          Pier 1 Imports, Inc......................... 56,749  382,488
          RH+.........................................    499   23,937
                                                              --------
                                                               414,883
                                                              --------
         Retail-Jewelry -- 0.0%
          Movado Group, Inc...........................    197    4,610
                                                              --------
         Retail-Leisure Products -- 0.0%
          MarineMax, Inc.+............................    318    6,471
          Party City Holdco, Inc.+....................    346    5,536
          West Marine, Inc.+..........................    236    2,587
                                                              --------
                                                                14,594
                                                              --------
         Retail-Major Department Stores -- 0.0%
          Sears Holdings Corp.+.......................    144    1,472
          Sears Hometown and Outlet Stores, Inc.+.....    144      482
                                                              --------
                                                                 1,954
                                                              --------
         Retail-Misc./Diversified -- 0.2%
          Container Store Group, Inc.+................    205      845
          FirstCash, Inc..............................    602   31,274
          Five Below, Inc.+...........................    676   33,205
          Gaia, Inc.+.................................     89      975
          PriceSmart, Inc.............................    252   21,911
                                                              --------
                                                                88,210
                                                              --------
         Retail-Office Supplies -- 0.1%
          Office Depot, Inc...........................  6,559   32,598
                                                              --------
         Retail-Pawn Shops -- 0.0%
          EZCORP, Inc., Class A+......................    651    5,892
                                                              --------
         Retail-Pet Food & Supplies -- 0.0%
          Freshpet, Inc.+.............................    286    3,361
          PetMed Express, Inc.........................    255    5,890
                                                              --------
                                                                 9,251
                                                              --------
         Retail-Regional Department Stores -- 0.0%
          Stage Stores, Inc...........................    329      948
                                                              --------
         Retail-Restaurants -- 2.2%
          Biglari Holdings, Inc.+.....................     11    4,693
          BJ's Restaurants, Inc.+.....................    266   11,997
          Bloomin' Brands, Inc........................  1,313   28,479
          Bob Evans Farms, Inc........................    248   16,551
          Bojangles', Inc.+...........................    126    2,766
          Buffalo Wild Wings, Inc.+...................    221   34,818

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                 Value
                    Security Description                Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCKS (continued)
       Retail-Restaurants (continued)
         Carrols Restaurant Group, Inc.+...............    443 $    6,202
         Cheesecake Factory, Inc.......................    577     37,020
         Chuy's Holdings, Inc.+........................    210      6,258
         Cracker Barrel Old Country Store, Inc.........    243     38,926
         Dave & Buster's Entertainment, Inc.+..........    480     30,725
         Del Frisco's Restaurant Group, Inc.+..........    303      5,212
         Del Taco Restaurants, Inc.+...................    297      3,905
         Denny's Corp.+................................ 35,854    455,346
         DineEquity, Inc...............................    224     12,665
         El Pollo Loco Holdings, Inc.+.................    260      3,263
         Fiesta Restaurant Group, Inc.+................    343      8,352
         Fogo De Chao, Inc.+...........................     63      1,068
         Habit Restaurants, Inc., Class A+.............    172      3,251
         J Alexander's Holdings, Inc.+.................    171      1,881
         Jack in the Box, Inc..........................    411     41,910
         Jamba, Inc.+..................................    162      1,380
         Kona Grill, Inc.+.............................    106        604
         Luby's, Inc.+.................................    249        732
         Nathan's Famous, Inc.+........................     38      2,592
         Noodles & Co.+................................    141        825
         Papa John's International, Inc................    345     27,276
         Potbelly Corp.+...............................    306      4,269
         Red Robin Gourmet Burgers, Inc.+..............    162      9,517
         Ruby Tuesday, Inc.+...........................    765      1,951
         Ruth's Hospitality Group, Inc................. 17,194    342,160
         Shake Shack, Inc., Class A+...................    201      6,822
         Sonic Corp....................................    559     15,026
         Texas Roadhouse, Inc..........................    838     39,285
         Wingstop, Inc.................................    202      5,945
         Zoe's Kitchen, Inc.+..........................    245      4,422
                                                               ----------
                                                                1,218,094
                                                               ----------
       Retail-Sporting Goods -- 0.0%
         Big 5 Sporting Goods Corp.....................    228      3,511
         Hibbett Sports, Inc.+.........................    294      7,644
         Sportsman's Warehouse Holdings, Inc.+.........    331      1,354
         Zumiez, Inc.+.................................    232      4,164
                                                               ----------
                                                                   16,673
                                                               ----------
       Retail-Toy Stores -- 0.0%
         Build-A-Bear Workshop, Inc.+..................    175      1,820
                                                               ----------
       Retail-Vitamins & Nutrition Supplements -- 0.0%
         GNC Holdings, Inc., Class A...................    884      6,878
         Vitamin Shoppe, Inc.+.........................    310      5,983
                                                               ----------
                                                                   12,861
                                                               ----------
       Retirement/Aged Care -- 0.0%
         Capital Senior Living Corp.+..................    362      5,057
                                                               ----------
       Rubber-Tires -- 0.1%
         Cooper Tire & Rubber Co.......................    701     26,848
                                                               ----------
       Rubber/Plastic Products -- 0.1%
         Myers Industries, Inc.........................    278      4,531
         Proto Labs, Inc.+.............................    311     18,038
         Trinseo SA....................................    344     22,842
                                                               ----------
                                                                   45,411
                                                               ----------
       Satellite Telecom -- 0.1%
         DigitalGlobe, Inc.+...........................    800     25,760

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         Satellite Telecom (continued)
          Globalstar, Inc.+...........................  4,819 $  9,204
          Intelsat SA+................................    375    1,106
          Iridium Communications, Inc.+...............  1,063   11,268
          Loral Space & Communications, Inc.+.........    165    6,328
                                                              --------
                                                                53,666
                                                              --------
         Savings & Loans/Thrifts -- 1.7%
          Astoria Financial Corp......................  1,187   24,203
          Banc of California, Inc.....................    630   13,671
          Bank Mutual Corp............................    527    4,848
          BankFinancial Corp..........................    194    2,867
          Bear State Financial, Inc...................    231    2,167
          Beneficial Bancorp, Inc.....................    907   14,512
          Berkshire Hills Bancorp, Inc................    397   14,888
          BofI Holding, Inc.+.........................    757   18,085
          Brookline Bancorp, Inc......................    893   12,993
          BSB Bancorp, Inc.+..........................    103    3,002
          Capitol Federal Financial, Inc..............  1,612   23,584
          Charter Financial Corp......................    175    3,211
          Clifton Bancorp, Inc........................    281    4,693
          Dime Community Bancshares, Inc..............    376    7,313
          ESSA Bancorp, Inc...........................    104    1,574
          EverBank Financial Corp.....................  1,302   25,389
          First Defiance Financial Corp...............    111    5,954
          First Financial Northwest, Inc..............     94    1,474
          Flagstar Bancorp, Inc.+.....................    269    7,866
          Flushing Financial Corp.....................    357   10,524
          Greene County Bancorp, Inc..................     38      941
          Hingham Institution for Savings.............     15    2,692
          Home Bancorp, Inc...........................     73    2,711
          HomeStreet, Inc.+...........................    303    7,878
          HomeTrust Bancshares, Inc.+.................    212    5,300
          Investors Bancorp, Inc......................  3,765   52,145
          Meridian Bancorp, Inc....................... 10,376  182,099
          Meta Financial Group, Inc...................  3,445  292,480
          MutualFirst Financial, Inc..................     69    2,274
          Northfield Bancorp, Inc.....................    543    9,980
          Northwest Bancshares, Inc...................  1,239   19,997
          OceanFirst Financial Corp...................    323    8,931
          Oritani Financial Corp......................    498    8,441
          Pacific Premier Bancorp, Inc.+..............    456   16,667
          Provident Financial Holdings, Inc...........     84    1,615
          Provident Financial Services, Inc...........    788   20,244
          SI Financial Group, Inc.....................    142    2,123
          Southern Missouri Bancorp, Inc..............     74    2,464
          Sterling Bancorp............................  1,608   37,386
          Territorial Bancorp, Inc....................     80    2,476
          United Community Financial Corp.............    600    5,124
          United Financial Bancorp, Inc...............    646   11,156
          Washington Federal, Inc.....................  1,148   38,688
          Waterstone Financial, Inc...................    326    6,194
          WSFS Financial Corp.........................    368   17,370
                                                              --------
                                                               960,194
                                                              --------
         Schools -- 0.3%
          American Public Education, Inc.+............    198    4,376
          Bridgepoint Education, Inc.+................    229    2,794
          Bright Horizons Family Solutions, Inc.+.....    556   42,323
          Cambium Learning Group, Inc.+...............    172      837
          Capella Education Co........................    146   13,914

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                                   Value
                     Security Description                  Shares (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCKS (continued)
     Schools (continued)
       Career Education Corp.+............................    862 $  8,749
       DeVry Education Group, Inc.........................    792   29,977
       Grand Canyon Education, Inc.+......................    568   42,691
       K12, Inc.+.........................................    434    8,181
       Laureate Education, Inc.+..........................    422    5,828
       Strayer Education, Inc.............................    134   11,619
                                                                  --------
                                                                   171,289
                                                                  --------
     Security Services -- 0.1%
       Alarm.com Holdings, Inc.+..........................    132    4,305
       Ascent Capital Group, Inc., Class A+...............    131    1,678
       Brink's Co.........................................    568   34,875
                                                                  --------
                                                                    40,858
                                                                  --------
     Seismic Data Collection -- 0.0%
       Dawson Geophysical Co.+............................    258    1,298
       Geospace Technologies Corp.+.......................    167    2,762
                                                                  --------
                                                                     4,060
                                                                  --------
     Semiconductor Components-Integrated Circuits -- 0.3%
       Cirrus Logic, Inc.+................................    794   51,094
       Exar Corp.+........................................    527    6,856
       Integrated Device Technology, Inc.+................  1,704   40,879
       MaxLinear, Inc.+...................................    705   19,620
       Power Integrations, Inc............................    346   22,819
       Sigma Designs, Inc.+...............................    461    2,858
                                                                  --------
                                                                   144,126
                                                                  --------
     Semiconductor Equipment -- 1.0%
       Axcelis Technologies, Inc.+........................    374    7,200
       Brooks Automation, Inc.............................    859   21,698
       Cabot Microelectronics Corp........................    302   23,662
       Cohu, Inc..........................................    340    6,368
       Entegris, Inc.+....................................  1,786   44,293
       FormFactor, Inc.+.................................. 27,760  308,136
       MKS Instruments, Inc...............................    674   52,740
       Nanometrics, Inc.+.................................    303    9,561
       Photronics, Inc.+..................................    842    9,683
       Rudolph Technologies, Inc.+........................    385    9,432
       Ultra Clean Holdings, Inc.+........................    412    7,927
       Ultratech, Inc.+...................................    278    8,485
       Veeco Instruments, Inc.+...........................    513   16,929
       Xcerra Corp.+......................................    682    6,684
                                                                  --------
                                                                   532,798
                                                                  --------
     Silver Mining -- 0.1%
       Hecla Mining Co....................................  4,822   26,280
                                                                  --------
     Specified Purpose Acquisitions -- 0.0%
       Wins Finance Holdings, Inc.+.......................     15      688
                                                                  --------
     Steel Pipe & Tube -- 0.1%
       Advanced Drainage Systems, Inc.....................    448   10,326
       Atkore International Group, Inc.+..................    153    4,018
       Mueller Water Products, Inc., Class A..............  1,965   22,106
       Omega Flex, Inc....................................     36    2,022
       TimkenSteel Corp.+.................................    507    7,646
                                                                  --------
                                                                    46,118
                                                                  --------
     Steel-Producers -- 0.2%
       AK Steel Holding Corp.+............................  3,942   24,992

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       Steel-Producers (continued)
         Carpenter Technology Corp.......................    585 $ 23,751
         Commercial Metals Co............................  1,450   27,028
         Ryerson Holding Corp.+..........................    139    1,904
         Schnitzer Steel Industries, Inc., Class A.......    337    6,370
                                                                 --------
                                                                   84,045
                                                                 --------
       Steel-Specialty -- 0.0%
         Allegheny Technologies, Inc.....................  1,374   25,213
                                                                 --------
       Storage/Warehousing -- 0.0%
         Mobile Mini, Inc................................    560   16,072
         Wesco Aircraft Holdings, Inc.+..................    718    8,724
                                                                 --------
                                                                   24,796
                                                                 --------
       Superconductor Product & Systems -- 0.0%
         American Superconductor Corp.+..................    150      781
                                                                 --------
       SupraNational Banks -- 0.0%
         Banco Latinoamericano de Comercio Exterior SA,
          Class E........................................    390   11,185
                                                                 --------
       Telecom Equipment-Fiber Optics -- 0.6%
         Acacia Communications, Inc.+....................     66    3,025
         Ciena Corp.+....................................  1,735   39,749
         Clearfield, Inc.+...............................    146    2,066
         Finisar Corp.+..................................  1,360   31,062
         Harmonic, Inc.+.................................    986    5,719
         KVH Industries, Inc.+...........................    193    1,544
         MRV Communications, Inc.+....................... 20,263  192,499
         Oclaro, Inc.+...................................  1,414   11,326
         Viavi Solutions, Inc.+..........................  2,965   29,650
                                                                 --------
                                                                  316,640
                                                                 --------
       Telecom Services -- 1.1%
         Consolidated Communications Holdings, Inc.......    625   14,794
         FairPoint Communications, Inc.+.................    273    4,655
         GTT Communications, Inc.+....................... 13,354  367,235
         Hawaiian Telcom Holdco, Inc.+...................     76    1,934
         HC2 Holdings, Inc.+.............................    430    2,511
         Lumos Networks Corp.+...........................    243    4,352
         ORBCOMM, Inc.+..................................    834    8,040
         RigNet, Inc.+...................................    161    3,155
         Spok Holdings, Inc..............................    263    4,721
         Straight Path Communications, Inc., Class B+....    123   15,850
         Vonage Holdings Corp.+.......................... 26,352  176,822
         West Corp.......................................    558   14,893
                                                                 --------
                                                                  618,962
                                                                 --------
       Telecommunication Equipment -- 0.1%
         ADTRAN, Inc.....................................    633   12,660
         Comtech Telecommunications Corp.................    283    3,965
         Numerex Corp., Class A+.........................    177      796
         Plantronics, Inc................................    418   22,823
         Preformed Line Products Co......................     29    1,535
         ShoreTel, Inc.+.................................    868    5,685
         Sonus Networks, Inc.+...........................    616    4,731
                                                                 --------
                                                                   52,195
                                                                 --------
       Telephone-Integrated -- 0.1%
         Cincinnati Bell, Inc.+..........................    542   10,217
         General Communication, Inc., Class A+...........    338   12,655
         IDT Corp., Class B..............................    222    3,372

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            COMMON STOCKS (continued)
            Telephone-Integrated (continued)
             Shenandoah Telecommunications Co.......    596 $ 19,072
             Windstream Holdings, Inc...............  2,348   12,961
                                                            --------
                                                              58,277
                                                            --------
            Television -- 0.2%
             Central European Media Enterprises,
               Ltd., Class A+.......................    986    4,042
             Gray Television, Inc.+.................    826   12,101
             Nexstar Broadcasting Group, Inc........    551   38,019
             Sinclair Broadcast Group, Inc., Class A    931   36,728
                                                            --------
                                                              90,890
                                                            --------
            Textile-Apparel -- 0.0%
             Perry Ellis International, Inc.+.......    161    3,304
             Unifi, Inc.+...........................    201    5,642
                                                            --------
                                                               8,946
                                                            --------
            Textile-Products -- 0.0%
             Culp, Inc..............................    137    4,398
                                                            --------
            Theaters -- 0.1%
             AMC Entertainment Holdings, Inc.,
               Class A..............................    678   20,543
             National CineMedia, Inc................    794    9,425
             Reading International, Inc., Class A+..    216    3,398
                                                            --------
                                                              33,366
                                                            --------
            Therapeutics -- 0.8%
             Akebia Therapeutics, Inc.+.............    462    6,089
             Anika Therapeutics, Inc.+..............    180    8,303
             Axsome Therapeutics, Inc.+.............    142      582
             Bio-Path Holdings, Inc.+...............  1,072      676
             Cara Therapeutics, Inc.+...............    270    4,290
             Concert Pharmaceuticals, Inc.+.........    211    3,349
             Dyax Corp. CVR+(1)(2)..................  1,907    4,672
             Egalet Corp.+..........................    284    1,085
             Flexion Therapeutics, Inc.+............    338    6,899
             La Jolla Pharmaceutical Co.+...........    178    5,162
             MannKind Corp.+........................    837      731
             Mirati Therapeutics, Inc.+.............    162      737
             Portola Pharmaceuticals, Inc.+.........    622   24,874
             Proteostasis Therapeutics, Inc.+.......     80      484
             Recro Pharma, Inc.+.................... 25,403  202,716
             Sarepta Therapeutics, Inc.+............    634   22,989
             Vital Therapies, Inc.+.................    303    1,212
             Xencor, Inc.+..........................  6,451  165,597
             Zafgen, Inc.+..........................    294    1,435
                                                            --------
                                                             461,882
                                                            --------
            Tobacco -- 0.1%
             Alliance One International, Inc.+......    106    1,458
             Turning Point Brands, Inc.+............     76    1,202
             Universal Corp.........................    312   22,916
             Vector Group, Ltd......................  1,177   25,564
                                                            --------
                                                              51,140
                                                            --------
            Toys -- 0.0%
             JAKKS Pacific, Inc.+...................    196      960
                                                            --------
            Transactional Software -- 0.1%
             ACI Worldwide, Inc.+...................  1,454   31,247
             Bottomline Technologies de, Inc.+......    517   12,046
             InnerWorkings, Inc.+...................    497    5,263

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            Transactional Software (continued)
             Synchronoss Technologies, Inc.+........    522 $  8,352
                                                            --------
                                                              56,908
                                                            --------
            Transport-Air Freight -- 0.1%
             Air Transport Services Group, Inc.+....    610   11,218
             Atlas Air Worldwide Holdings, Inc.+....    316   18,328
                                                            --------
                                                              29,546
                                                            --------
            Transport-Equipment & Leasing -- 0.1%
             GATX Corp..............................    517   30,968
             Greenbrier Cos., Inc...................    348   15,121
             Willis Lease Finance Corp.+............     53    1,204
                                                            --------
                                                              47,293
                                                            --------
            Transport-Marine -- 0.2%
             Ardmore Shipping Corp..................    349    2,705
             Costamare, Inc.........................    341    2,298
             DHT Holdings, Inc......................  1,185    5,676
             Dorian LPG, Ltd.+......................    311    2,827
             Frontline, Ltd.........................    837    5,566
             GasLog, Ltd............................    528    7,392
             Gener8 Maritime, Inc.+.................    505    2,712
             Golar LNG, Ltd.........................  1,212   30,918
             Hornbeck Offshore Services, Inc.+......    419    1,429
             International Seaways, Inc.+...........    203    3,924
             Navios Maritime Acquisition Corp.......  1,040    1,758
             Nordic American Tankers, Ltd...........  1,248   10,358
             Overseas Shipholding Group, Inc.,
               Class A+.............................    465    1,693
             Scorpio Bulkers, Inc.+.................    706    5,260
             Scorpio Tankers, Inc...................  2,110    9,284
             Ship Finance International, Ltd........    750   10,537
             Teekay Corp............................    620    5,381
             Teekay Tankers, Ltd., Class A..........  1,504    3,083
             Tidewater, Inc.+.......................    609      534
                                                            --------
                                                             113,335
                                                            --------
            Transport-Services -- 0.6%
             Echo Global Logistics, Inc.+...........    370    6,937
             Hub Group, Inc., Class A+..............    431   16,874
             Matson, Inc............................    549   17,403
             Radiant Logistics, Inc.+............... 51,456  308,736
                                                            --------
                                                             349,950
                                                            --------
            Transport-Truck -- 0.7%
             ArcBest Corp...........................    317    8,385
             Celadon Group, Inc.....................    351    1,386
             Covenant Transportation Group, Inc.,
               Class A+.............................    151    2,828
             Forward Air Corp.......................    374   19,886
             Heartland Express, Inc.................    576   11,589
             Knight Transportation, Inc.............    848   29,086
             Marten Transport, Ltd..................    296    7,341
             P.A.M. Transportation Services, Inc.+..     29      544
             Roadrunner Transportation Systems,
               Inc.+................................    395    2,654
             Saia, Inc.+............................    323   15,553
             Swift Transportation Co.+..............    944   23,204
             Universal Logistics Holdings, Inc......    106    1,479
             USA Truck, Inc.+.......................    114      765
             Werner Enterprises, Inc................    576   15,725
             XPO Logistics, Inc.+...................  1,237   61,095
             YRC Worldwide, Inc.+................... 15,788  168,300
                                                            --------
                                                             369,820
                                                            --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund++
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Travel Services -- 0.0%
             Liberty TripAdvisor Holdings, Inc.,
               Class A+.............................    936 $ 13,759
                                                            --------
            Venture Capital -- 0.0%
             Safeguard Scientifics, Inc.+...........    258    3,277
                                                            --------
            Veterinary Diagnostics -- 0.8%
             Heska Corp.+...........................  3,701  400,633
             Neogen Corp.+..........................    459   28,610
             Phibro Animal Health Corp., Class A....    240    7,140
                                                            --------
                                                             436,383
                                                            --------
            Vitamins & Nutrition Products -- 0.0%
             Lifevantage Corp.+.....................    176      873
             Natural Grocers by Vitamin Cottage,
               Inc.+................................    117    1,280
             Natural Health Trends Corp.............     95    2,725
             Nature's Sunshine Products, Inc........    108    1,091
             Nutraceutical International Corp.......    105    3,328
             Omega Protein Corp.....................    281    5,662
             Synutra International, Inc.+...........    271    1,633
             USANA Health Sciences, Inc.+...........    130    7,390
                                                            --------
                                                              23,982
                                                            --------
            Water -- 0.1%
             American States Water Co...............    471   20,969
             Artesian Resources Corp., Class A......     99    3,803
             California Water Service Group.........    619   22,098
             Connecticut Water Service, Inc.........    139    7,460
             Consolidated Water Co., Ltd............    186    2,195
             Global Water Resources, Inc............    105      960
             Middlesex Water Co.....................    205    7,815
             SJW Corp...............................    209   10,207
             York Water Co..........................    165    6,187
                                                            --------
                                                              81,694
                                                            --------
            Water Treatment Systems -- 0.0%
             AquaVenture Holdings, Ltd.+............     89    1,635
             Energy Recovery, Inc.+.................    444    3,747
                                                            --------
                                                               5,382
                                                            --------
            Web Hosting/Design -- 0.1%
             Endurance International Group
               Holdings, Inc.+......................    775    5,890
             NIC, Inc...............................    802   17,123
             Q2 Holdings, Inc.+.....................    328   12,513
             Rightside Group, Ltd.+.................    149    1,496
             Web.com Group, Inc.+...................    548   10,576
                                                            --------
                                                              47,598
                                                            --------
            Web Portals/ISP -- 1.3%
             Blucora, Inc.+......................... 17,851  329,351
             Meet Group, Inc.+...................... 67,293  401,066
                                                            --------
                                                             730,417
                                                            --------
            Wire & Cable Products -- 0.7%
             Belden, Inc............................    531   37,010
             Encore Wire Corp.......................    259   11,448
             General Cable Corp.....................    625   11,250
             Insteel Industries, Inc................  9,348  325,404
                                                            --------
                                                             385,112
                                                            --------

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 3)
   -------------------------------------------------------------------------
   Wireless Equipment -- 1.0%
     Aerohive Networks, Inc.+..........................      308  $     1,192
     CalAmp Corp.+.....................................   23,612      423,599
     Gogo, Inc.+.......................................      725        9,142
     InterDigital, Inc.................................      437       39,286
     Quantenna Communications, Inc.+...................       87        1,601
     Telenav, Inc.+....................................      420        3,654
     Ubiquiti Networks, Inc.+..........................      333       17,156
     ViaSat, Inc.+.....................................      652       41,748
                                                                  -----------
                                                                      537,378
                                                                  -----------
   X-Ray Equipment -- 0.0%
     ViewRay, Inc.+....................................       84          580
                                                                  -----------
   Total Common Stocks
      (cost $45,302,869)...............................            53,932,429
                                                                  -----------
   EXCHANGE-TRADED FUNDS -- 2.1%
     iShares Russell 2000 Index Fund
      (cost $1,122,780)................................    8,411    1,169,634
                                                                  -----------
   WARRANTS -- 0.0%
   Medical-Biomedical/Gene -- 0.0%
     Asterias Biotherapeutics, Inc.
      Expires 09/29/17 (strike price $5.00)
      (cost $16).......................................       27           12
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $46,425,665)...............................            55,102,075
                                                                  -----------
   SHORT-TERM INVESTMENT SECURITIES -- 1.1%
   Time Deposits -- 1.1%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.09% due 05/01/2017
      (cost $593,000).................................. $593,000      593,000
                                                                  -----------
   REPURCHASE AGREEMENTS -- 0.4%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated 04/28/2017, to
      be repurchased 05/01/2017 in the amount
      $223,001 collateralized by $225,000 of United
      States Treasury Bonds, bearing interest at
      3.00% due 11/15/2044 and having an
      approximate value of $229,581
      (cost $ 223,000).................................  223,000      223,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $47,241,665)(3)............................     99.7%  55,918,075
   Other assets less liabilities.......................      0.3      186,511
                                                        --------  -----------
   NET ASSETS                                              100.0% $56,104,586
                                                        ========  ===========

--------
+  Non-income producing security
++ See Note 1
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(2)Illiquid security. At April 30, 2017, the aggregate value of these securities was $6,504 representing 0.0% of net assets.
(3)See Note 6 for cost of investments on a tax basis.

CVR-- Contigent Value Rights

        SunAmerica Specialty Series -- AIG Small-Cap Fund+
        PORTFOLIO OF INVESTMENTS -- April 30, 2017 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Medical-Biomedical/Gene........      $ 1,527,820          $     --              $1,429         $ 1,529,249
  Medical-Drugs..................        1,811,946                --                   0           1,811,946
  Metal Processors & Fabrication.          925,508                --                   0             925,508
  Multimedia.....................           93,760                --                 403              94,163
  Therapeutics...................          457,210                --               4,672             461,882
  Other Industries...............       49,109,681                --                  --          49,109,681
Exchange-Traded Funds............        1,169,634                --                  --           1,169,634
Warrants.........................               12                --                  --                  12
Short-Term Investment Securities.               --           593,000                  --             593,000
Repurchase Agreements............               --           223,000                  --             223,000
                                       -----------          --------              ------         -----------
Total Investments at Value.......      $55,095,571          $816,000              $6,504         $55,918,075
                                       ===========          ========              ======         ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+  See Note 1

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of eight different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2017. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG Commodity Strategy Fund (the "Commodity Strategy Fund"), AIG ESG Dividend Fund (the "ESG Dividend Fund"), AIG Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), AIG Focused Multi-Cap Growth Fund (the "Focused Multi-Cap Growth Fund"), AIG Global Trends Fund (the "Global Trends Fund"), AIG Income Explorer Fund (the "Income Explorer Fund") and AIG Small-Cap Fund ("the Small-Cap Fund").

   On June 18, 2012, the Class A and Class C shares of the 2020 High Watermark Fund were closed to new investments as a result of an Early Closure Condition, as defined in the prospectus, which was caused by certain low interest rate conditions. The Class I shares of the Fund closed to new investments effective August 31, 2012 as a result of the same Early Closure Condition. This Early Closure Condition does not require the Fund to irrevocably allocate its assets to its fixed income portfolio.

   In reorganizations that occurred on January 23, 2012 (the "Reorganizations"), the Focused Alpha Large-Cap Fund and Focused Alpha Growth Fund (now named the Focused Multi-Cap Growth Fund) acquired the assets and assumed the liabilities of the Focused Alpha Large-Cap Fund, Inc. and the Focused Alpha Growth Fund, Inc., respectively (each a "Predecessor Fund" and together, the "Predecessor Funds"), both closed-end registered investment companies, in exchange for Class A shares of Focused Alpha Large-Cap Fund and Focused Alpha Growth Fund, respectively. These transactions were structured to qualify as tax-free reorganizations under the Internal Revenue Code. As a result of the Reorganizations, each of the Focused Alpha Large-Cap Fund and Focused Alpha Growth Fund carried forward the performance and accounting history of the corresponding Predecessor Fund, as each Predecessor Fund is the accounting survivor of the respective Reorganization. The most recent fiscal year end of the Predecessor Funds was December 31, 2011.

   Effective February 28, 2017, the names of the SunAmerica Commodity Strategy Fund, SunAmerica Focused Alpha Large-Cap Fund, SunAmerica Focused Alpha Growth Fund, SunAmerica Global Trends Fund, SunAmerica Income Explorer Fund and SunAmerica Small-Cap Fund changed to AIG Commodity Strategy Fund, AIG Focused Alpha Large-Cap Fund, AIG Focused Multi-Cap Growth Fund, AIG Global Trends Fund, AIG Income Explorer Fund and AIG Small-Cap Fund, respectively.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The 2020 High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the protected high watermark value ("Protected High Watermark Value"). The Fund seeks high total return as a secondary objective. The Protected High Watermark Value for the Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the Fund, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Pursuant to the Master Agreement between the Trust and PGF, the Fund pays PGF a fee at an annual rate of 0.35% of the average daily net assets of the Fund.

   If the NAV of the 2020 High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the Fund's ability to meet the Payment Undertaking.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   The 2020 High Watermark Fund is subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the Fund's subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the 2020 High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   As described under Note 4, SunAmerica has contractually agreed to reduce its fees in the event that the 2020 High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and the 2020 High Watermark Fund is within three years of its initial Protected Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances ("Early Fund Termination"), the 2020 High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the Fund or continuing to operate the Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early Fund Termination.

   Please refer to the 2020 High Watermark Fund's prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, the Master Agreement, an Early Closure Condition and an Early Fund Termination.

   The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

   The ESG Dividend Fund seeks to provide total return including capital appreciation and current income, employing a "buy and hold" strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000(R) Index that meet the Fund's ESG standards.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Focused Multi-Cap Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

   Each Fund, except for the Focused Alpha Large-Cap Fund and Focused Multi-Cap Growth Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2020 High Watermark Fund will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 4).

   Class A shares acquired in connection with the Reorganizations were subject to a redemption fee of 1.00% of the total redemption amount (calculated at net asset value) on fund shares redeemed or exchanged on or before April 20, 2012. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative daily net assets of each class.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


Note 2. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund Ltd. and SunAmerica Global Trends Cayman Fund Ltd.

   The AIG Commodity Strategy Cayman Fund Ltd. (the "Commodity Strategy Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund's prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of April 30, 2017, net assets of the Commodity Strategy Fund were $37,621,544, of which approximately $7,496,539, or approximately 19.9%, represented the Commodity Strategy Fund's ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

   The AIG Global Trends Cayman Fund Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2017, net assets of the Global Trends Fund were $36,341,259, of which approximately $7,414,270, or approximately 20.4%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2017 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

   Option contracts traded in the over-the-counter ("OTC") market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Futures: During the period, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposure. The Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contract and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

   Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Transactions in options written during the year ended April 30, 2017 are summarized as follows:

                                               Written Options
                                               Future Contracts
                                              ------------------
                                                  Commodity
                                                Strategy Fund#
                                              ------------------
                                              Number of Premiums
                                              Contracts Received
                                              --------- --------
Options outstanding as of October 31, 2016...    15     $46,986
Options written..............................    19      25,473
Options terminated in closing purchase
 transactions................................    30      48,936
Options exercised............................    --          --
Options expired..............................    --          --
                                                 --     -------
Options outstanding as of April 30, 2017.....     4     $23,523
                                                 ==     =======

--------
#  Consolidated (see Note 2)

   Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

   Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps, including swaps on futures, for investment purposes in order to provide exposure to commodities.

   Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

   Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund's risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

   Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

   Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   The following tables represent the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2017, please refer to a schedule following each Fund's Portfolio of Investments.

   The following tables represent the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2017. For a detailed presentation of derivatives held as of April 30, 2017, please refer to the Portfolio of Investments.

                                                            Asset Derivatives
                     -----------------------------------------------------------------------------------------------
                        Interest                                                                 Foreign
                          Rate           Equity                                                  Exchange
                        Contracts       Contracts               Commodity Contracts             Contracts
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 Foreign
                         Futures         Futures         Futures       Options        Swap       Exchange
Fund                 Contracts(1)(8) Contracts(1)(8) Contracts(1)(8) Purchased(2) Contracts(6) Contracts(3)  Total
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
2020 High Watermark.     $   --          $    --        $     --       $    --       $   --      $    --    $     --
Commodity Strategy#.         --               --         162,534        32,676        1,139           --     196,349
Global Trends#......      1,719           10,193          13,412            --           --       68,382      93,706

                                                          Liability Derivatives
                     -----------------------------------------------------------------------------------------------
                        Interest                                                                 Foreign
                          Rate           Equity                                                  Exchange
                        Contracts       Contracts               Commodity Contracts             Contracts
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 Foreign
                         Futures         Futures         Futures       Options        Swap       Exchange
Fund                 Contracts(1)(8) Contracts(1)(8) Contracts(1)(8)  Written(4)  Contracts(7) Contracts(5)  Total
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
2020 High Watermark.     $   --          $   280        $     --       $    --       $   --      $    --    $    280
Commodity Strategy#.         --               --          56,521        17,961           --           --      74,482
Global Trends#......         --           29,161              --            --           --       50,804      79,965

--------
Statement of Assets and Liabilities Location:

(1)Variation margin on futures contracts
(2)Investments, at value
(3)Unrealized appreciation on forward foreign currency contracts
(4)Call and put options written, at value
(5)Unrealized depreciation on forward foreign currency contracts
(6)Unrealized appreciation on swap contracts
(7)Unrealized depreciation on swap contracts
(8)The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

                            Cumulative
                           Appreciation
Fund                      (Depreciation)
----                      --------------
2020 High Watermark Fund.   $     410
Commodity Strategy.......    (843,206)
Global Trends............     179,910

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


                           Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
                     ----------------------------------------------------------------------------------------------------
                       Interest                                                                 Foreign
                         Rate           Equity                                                  Exchange
                      Contracts       Contracts             Commodity Contracts                Contracts
                     ------------    ------------    ---------------------------------------  ------------
                                                                                                Foreign
                       Futures         Futures         Futures                     Swap         Exchange
Fund                 Contracts(1)    Contracts(1)    Contracts(1)   Options*   Contracts(1)   Contracts(2)      Total
----                 ------------    ------------    ------------   --------   ------------   ------------    ----------
2020 High Watermark.  $      --       $   11,137      $      --     $    --     $      --       $     --     $   11,137
Commodity Strategy#.         --               --       (106,389)      5,710      (170,177)            --       (270,856)
Global Trends#......   (133,268)       1,870,516       (522,550)         --            --        168,381      1,383,079

                     Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
                     ----------------------------------------------------------------------------------------------------
                       Interest                                                                 Foreign
                         Rate           Equity                                                  Exchange
                      Contracts       Contracts             Commodity Contracts                Contracts
                     ------------    ------------    ---------------------------------------  ------------
                                                                                                Foreign
                       Futures         Futures         Futures                     Swap         Exchange
Fund                 Contracts(3)    Contracts(3)    Contracts(3)   Options*   Contracts(3)   Contracts(4)      Total
----                 ------------    ------------    ------------   --------   ------------   ------------    ----------
2020 High Watermark.  $      --       $    3,010      $      --     $    --     $      --       $     --     $    3,010
Commodity Strategy#.         --               --       (418,362)     20,240         1,139             --       (396,983)
Global Trends#......      1,717          131,329        229,831          --            --         54,130        417,007

--------
*  Includes amounts relating to purchased and written options as follows:

                                               Change in Unrealized
                    Realized Gain (Loss) on   Appreciation (Depreciation) on
                    Derivatives Recognized in Derivatives Recognized in
                    Statement of Operations   Statement of Operations
                    ------------------------- ------------------------------
                      Commodity Contracts       Commodity Contracts
                    ------------------------- ------------------------------
                      Options      Options      Options         Options
                    Purchased(6)  Written(1)  Purchased(5)     Written(3)
                    ------------  ----------  ------------     ----------
Commodity Strategy.     $399        $5,311       $3,428         $16,812

--------
Statement of Operations Location:

(1)Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)Net realized foreign exchange gain (loss) on other assets and liabilities
(3)Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(4)Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(5)Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)
(6)Net realized gain (loss) on investments (unaffiliated)
#  Consolidated (see Notes 2)

   The following table represents the average monthly balances of derivatives held during the six months ended April 30, 2017.

                                                Average Amount Outstanding During the Period
                     --------------------------------------------------------------------------------------------------
                                    Foreign    Purchased Call Purchased Put                   Written Call Written Put
                       Futures      Exchange      Options        Options      Total Return       Option       Option
Fund                 Contracts(1) Contracts(2)  Contracts(1)  Contracts(1)  Swap Contracts(1) Contracts(1) Contracts(1)
----                 ------------ ------------ -------------- ------------- ----------------- ------------ ------------
2020 High Watermark. $   115,100  $        --     $    --        $   --        $        --      $    --      $    --
Commodity Strategy#.  34,329,140           --      53,366         5,455         15,202,282       10,302       31,191
Global Trends#......  31,171,398   20,934,104          --            --                 --           --           --

--------
(1)Amounts represent values in US dollars.
(2)Amounts represent notional amounts in US dollars.
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of April 30, 2017. The repurchase agreements held by the Funds as of April 30, 2017 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

                                                  Commodity Strategy#
                       -------------------------------------------------------------------------
                               Derivative Assets(1)               Derivative Liabilities(1)
                       ------------------------------------- -----------------------------------
                        Forward                               Forward                                 Net
                        Foreign                               Foreign                             Derivative    Collateral
                       Currency             Options          Currency            Options            Assets       Pledged/
    Counterparty       Contracts OTC Swaps Purchased  Total  Contracts OTC Swaps Written  Total  (Liabilities) (Received)(2)
---------------------- --------- --------- --------- ------- --------- --------- ------- ------- ------------- -------------
Goldman Sachs
 International........  $    --   $1,139      $--    $ 1,139  $    --     $--      $--   $    --   $  1,139         $--
                       ========= ========= ========= ======= ========= ========= ======= ======= ============= =============

                                                    Global Trends#
                       -------------------------------------------------------------------------
                               Derivative Assets(1)               Derivative Liabilities(1)
                       ------------------------------------- -----------------------------------
                        Forward                               Forward                                 Net
                        Foreign                               Foreign                             Derivative    Collateral
                       Currency             Options          Currency            Options            Assets       Pledged/
    Counterparty       Contracts OTC Swaps Purchased  Total  Contracts OTC Swaps Written  Total  (Liabilities) (Received)(2)
---------------------- --------- --------- --------- ------- --------- --------- ------- ------- ------------- -------------
Morgan Stanley & Co.
 International PLC....  $    --   $   --      $--    $    --  $50,804     $--      $--   $50,804   $(50,804)        $--
State Street Bank and
 Trust Co.............   68,382       --       --     68,382       --      --       --        --     68,382          --
                       --------- --------- --------- ------- --------- --------- ------- ------- ------------- -------------
Total.................  $68,382   $   --      $--    $68,382  $50,804     $--      $--   $50,804   $ 17,578         $--
                       ========= ========= ========= ======= ========= ========= ======= ======= ============= =============






                          Net
    Counterparty       Amount(3)
---------------------- ---------
Goldman Sachs
 International........ $  1,139
                       =========







                          Net
    Counterparty       Amount(3)
---------------------- ---------
Morgan Stanley & Co.
 International PLC.... $(50,804)
State Street Bank and
 Trust Co.............   68,382
                       ---------
Total................. $ 17,578
                       =========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
#  Consolidated (see Note 2)

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of April 30, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.96%   $2,980,000
Commodity Strategy Subsidiary.    1.61       805,000
Global Trends.................    9.11     4,555,000
Global Trends Subsidiary......    2.36     1,180,000

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated April 28, 2017, bearing interest at a rate of 0.77% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,069, and a maturity date of May 1, 2017. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.25%  11/15/2025 $51,046,000 $51,549,544

   As of April 30, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.96%   $2,980,000
Commodity Strategy Subsidiary.    1.61       805,000
Global Trends.................    9.11     4,555,000
Global Trends Subsidiary......    2.36     1,180,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Barclays Capital, Inc., dated April 28, 2017, bearing interest at a rate of 0.80% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,111, and a maturity date of May 1, 2017. The repurchase agreement is collateralized by the following:

                     Interest Maturity   Principal
Type of Collateral     Rate     Date      Amount       Value
------------------   -------- --------- ----------- -----------
U.S. Treasury Bonds.   2.88%  8/15/2045 $52,108,000 $51,404,576

   As of April 30, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.99%   $5,090,000
Commodity Strategy Subsidiary.    1.62     1,375,000
Global Trends.................    9.12     7,750,000
Global Trends Subsidiary......    2.38     2,020,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated April 28, 2017, bearing interest at a rate of 0.82% per annum, with a principal amount of $85,000,000, a repurchase price of $85,001,936, and a maturity date of May 1, 2017. The repurchase agreement is collateralized by the following:

                     Interest Maturity   Principal
Type of Collateral     Rate     Date      Amount       Value
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   2.13%  9/30/2021 $85,347,800 $86,804,687

   As of April 30, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.96%   $2,420,000
Commodity Strategy Subsidiary.    1.60       650,000
Global Trends.................    9.11     3,700,000
Global Trends Subsidiary......    2.36       960,000

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated April 28, 2017, bearing interest at a rate of 0.83% per annum, with a principal amount of $40,625,000, a repurchase price of $40,625,937, and a maturity date of May 1, 2017. The repurchase agreement is collateralized by the following:

                     Interest Maturity   Principal
Type of Collateral     Rate     Date      Amount       Value
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   3.63%  2/15/2020 $38,814,000 $41,458,398

   As of April 30, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    5.96%   $4,460,000
Commodity Strategy Subsidiary.    1.61     1,205,000
Global Trends.................    9.11     6,815,000
Global Trends Subsidiary......    2.37     1,770,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   RBS Securities, Inc., dated April 28, 2017, bearing interest at a rate of 0.76% per annum, with a principal amount of $74,800,000, a repurchase price of $74,801,579, and a maturity date of May 1, 2017. The repurchase agreement is collateralized by the following:

                     Interest Maturity   Principal
Type of Collateral     Rate     Date      Amount       Value
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   1.63%  2/15/2026 $80,134,000 $76,283,476

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 -2015 or expected to be taken in each Funds' 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

   Organization and Offering Costs: Organization costs incurred in connection with the commencement of the AIG ESG Dividend Fund are expensed, while offering costs are reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

Fund                      Percentage
----                      ----------
2020 High Watermark(1)...    0.65%
Commodity Strategy.......    1.00
ESG Dividend.............    0.75
Focused Alpha Large-Cap..    1.00
Focused Multi-Cap Growth.    1.00
Global Trends............    1.10
Income Explorer..........    1.00
Small-Cap................    1.00

--------
(1)If the 2020 High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40%, for the remainder of the period.

   The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the "Commodity Strategy Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Commodity Strategy Subsidiary is in place. For the six months ended April 30, 2017, the amount of advisory fees waived was $39,439.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the six months ended April 30, 2017, the amount of advisory fees waived was $41,549.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.20% of the 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). Effective October 1, 2014, the High Watermark Subadvisory Agreement was amended with respect to the Minimum Fee (the "Minimum Fee Agreement"). In particular, effective as of October 1, 2016 until October 31, 2017, the Minimum Fee is equal to the greater of 0.20% of the Fund's average daily net assets, accrued daily and payable monthly, or $38,500 per month. The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. Notwithstanding the Minimum Fee Agreement, the continuation of the Minimum Fee was most recently approved at the June 7, 2016 board meeting to continue in effect until October 31, 2017.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington") (the "Commodity Strategy Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of the

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   Commodity Strategy Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Commodity Strategy Subsidiary. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Commodity Strategy Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Commodity Strategy Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as the contract with the Commodity Strategy Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the year ended October 31, 2016, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Multi-Cap Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the year ended October 31, 2016, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.47% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the subadvisory agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. For its services under the Subadvisory Agreement, Cohen & Steers will receive a subadvisory fee at an annual rate of 0.40% of the average daily net assets on the first $200 million, 0.35% on the next $200 million and 0.30% thereafter of the portion of the Fund that it manages. Cohen and Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is responsible for managing the micro-cap growth portion of the Fund. For its services under the Subadvisory Agreement, Cadence will receive a subadvisory fee at an annual rate of 0.50% of the average daily net assets of the portion of the Fund that it manages. Cadence is paid by SunAmerica and not by the Fund.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

   are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

Fund                              Percentage
----                              ----------
2020 High Watermark Class A......    1.65%
2020 High Watermark Class C......    2.30
2020 High Watermark Class I......    1.18
Commodity Strategy Class A#......    1.72
Commodity Strategy Class C#......    2.37
Commodity Strategy Class W#......    1.52
ESG Dividend Class A.............    1.25
ESG Dividend Class C.............    1.90
ESG Dividend Class W.............    1.05
Focused Alpha Large-Cap Class A..    1.72
Focused Alpha Large-Cap Class C..    2.37
Focused Alpha Large-Cap Class W..    1.52
Focused Multi-Cap Growth Class A.    1.72
Focused Multi-Cap Growth Class C.    2.37
Focused Multi-Cap Growth Class W.    1.52
Global Trends Class A#...........    1.85
Global Trends Class C#...........    2.50
Global Trends Class W#...........    1.65
Income Explorer Class A..........    1.72
Income Explorer Class C..........    2.37
Income Explorer Class W..........    1.52
Small-Cap Class A................    1.72
Small-Cap Class C................    2.37
Small-Cap Class W................    1.52

   Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Funds' investors or, with respect to the 2020 High Watermark Fund, to prevent an Early Closure Condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the six months ended April 30, 2017, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $66,658 for 2020 High Watermark Fund.

   For the six months ended April 30, 2017, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                            Other
                           Expenses
Fund                      Reimbursed
----                      ----------
2020 High Watermark......  $55,596
Commodity Strategy#......   72,533
ESG Dividend.............   97,846
Focused Alpha Large-Cap..       --
Focused Multi-Cap Growth.       --
Global Trends#...........   31,734
Income Explorer..........   16,733
Small-Cap................   11,729

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

                                    Class
                                   Specific
                                   Expenses
Fund                              Reimbursed
----                              ----------
2020 High Watermark Class A......  $17,224
2020 High Watermark Class C......    5,339
2020 High Watermark Class I......   22,694
Commodity Strategy Class A#......   52,061
Commodity Strategy Class C#......   10,335
Commodity Strategy Class W#......    8,232
ESG Dividend Class A.............   15,313
ESG Dividend Class C.............    2,576
ESG Dividend Class W.............    2,612
Focused Alpha Large-Cap Class A..       --
Focused Alpha Large-Cap Class C..       --
Focused Alpha Large-Cap Class W..      675
Focused Multi-Cap Growth Class A.       --
Focused Multi-Cap Growth Class C.       --
Focused Multi-Cap Growth Class W.       --
Global Trends Class A#...........   43,204
Global Trends Class C#...........    9,313
Global Trends Class W#...........    5,489
Income Explorer Class A..........   34,786
Income Explorer Class C..........    8,469
Income Explorer Class W..........    4,726
Small-Cap Class A................   60,642
Small-Cap Class C................    5,244
Small-Cap Class W................    5,378

   For the six months ended April 30, 2017, the amounts recouped by SunAmerica are as follows:

                           Other
                          Expenses
Fund                      Recouped
----                      --------
2020 High Watermark......   $--
Commodity Strategy#......    --
ESG Dividend.............    --
Focused Alpha Large-Cap..    --
Focused Multi-Cap Growth.    --
Global Trends#...........    --
Income Explorer..........    --
Small-Cap................    --

                                  Class Specific
                                     Expenses
Fund                                 Recouped
----                              --------------
2020 High Watermark Class A......      $ --
2020 High Watermark Class C......        --
2020 High Watermark Class I......        --
Commodity Strategy Class A#......        --
Commodity Strategy Class C#......        --
Commodity Strategy Class W#......        --
ESG Dividend Class A.............        --
ESG Dividend Class C.............        --
ESG Dividend Class W.............        --
Focused Alpha Large-Cap Class A..        --
Focused Alpha Large-Cap Class C..        --
Focused Alpha Large-Cap Class W..       475
Focused Multi-Cap Growth Class A.        --

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

                                  Class Specific
                                     Expenses
Fund                                 Recouped
----                              --------------
Focused Multi-Cap Growth Class C.      $--
Focused Multi-Cap Growth Class W.       --
Global Trends Class A#...........       --
Global Trends Class C#...........       --
Global Trends Class W#...........       --
Income Explorer Class A..........       --
Income Explorer Class C..........       --
Income Explorer Class W..........       --
Small-Cap Class A................       --
Small-Cap Class C................       --
Small-Cap Class W................       --


   At April 30, 2017, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                              Other expenses Reimbursed
                          ---------------------------------
                          October 31, October 31, April 30,
Fund                         2017        2018       2019
----                      ----------- ----------- ---------
2020 High Watermark......  $ 51,002    $ 87,641    $55,597
Commodity Strategy#......   149,041     149,957     72,534
ESG Dividend.............        --          --     97,846
Focused Alpha Large-Cap..        --          --         --
Focused Multi-Cap Growth.        --          --         --
Global Trends#...........    23,149      22,366     31,735
Income Explorer..........    20,564      56,703     16,734
Small-Cap................    49,649      12,417     11,730

                                  Class Specific Expenses Reimbursed
                                  ---------------------------------
                                  October 31,  October 31, April 30,
Fund                                 2017         2018       2019
----                              -----------  ----------- ---------
2020 High Watermark Class A......   $24,413     $ 47,892    $17,225
2020 High Watermark Class C......     9,700       18,496      5,339
2020 High Watermark Class I......    29,795       53,940     22,694
Commodity Strategy Class A#......    54,091      102,005     52,061
Commodity Strategy Class C#......    13,279       24,496     10,335
Commodity Strategy Class W#......    10,945       19,379      8,232
ESG Dividend Class A.............        --           --     15,313
ESG Dividend Class C.............        --           --      2,576
ESG Dividend Class W.............        --           --      2,612
Focused Alpha Large-Cap Class A..        --           --         --
Focused Alpha Large-Cap Class C..        --           --         --
Focused Alpha Large-Cap Class W..     3,197       12,013        675
Focused Multi-Cap Growth Class A.        --           --         --
Focused Multi-Cap Growth Class C.        --           --         --
Focused Multi-Cap Growth Class W.        --           --         --
Global Trends Class A#...........    49,838       91,951     43,205
Global Trends Class C#...........    18,172       30,337      9,313
Global Trends Class W#...........     9,637       18,580      5,489
Income Explorer Class A..........    33,519       69,616     34,786
Income Explorer Class C..........    10,902       21,422      8,469
Income Explorer Class W..........     6,608       14,961      4,726
Small-Cap Class A................    46,636      108,535     60,643
Small-Cap Class C................     5,911       15,918      5,244
Small-Cap Class W................     4,981       14,648      5,378

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. For the six months ended April 30, 2017, ACS received fees based upon the aforementioned rates (see Statement of Operations).

   The Trust, on behalf of the 2020 High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the six months ended April 30, 2017, ACS earned fees based upon the aforementioned rates (see Statement of Operations). The Trust, on behalf of the Commodity Strategy, ESG Dividend, Focused Alpha Large-Cap, Focused Multi-Cap Growth, Global Trends, Income Explorer and Small-Cap Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2017, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2017, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         Class A                    Class A       Class C
                          -------------------------------------- ------------- -------------
                                                                  Contingent    Contingent
                           Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                      Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                      -------- -------------- -------------- ------------- -------------
2020 High Watermark...... $     --    $    --        $     --       $    --       $   --
Commodity Strategy.......    7,070      1,065           4,824            --           59
ESG Dividend.............       --         --              --            --           --
Focused Alpha Large-Cap..  149,177     23,649          91,804           260          742
Focused Multi-Cap Growth.  269,561     75,925         135,487        11,101        1,666
Global Trends............    5,459        708           3,801            --           16
Income Explorer..........   43,624      3,430          31,449            --            9
Small-Cap................   18,145      3,079          11,965            --           17

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the six months ended April 30, 2017, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


                                             Payable at
Fund                              Expenses April 30, 2017
----                              -------- --------------
2020 High Watermark Class A...... $ 19,629    $ 3,103
2020 High Watermark Class C......    1,777        276
2020 High Watermark Class I......    7,995      1,305
Commodity Strategy Class A.......   38,353      6,100
Commodity Strategy Class C.......    3,629        561
Commodity Strategy Class W.......    2,025        326
ESG Dividend Class A.............   12,597      3,702
ESG Dividend Class C.............      275         61
ESG Dividend Class W.............      276         62
Focused Alpha Large-Cap Class A..  475,989     80,242
Focused Alpha Large-Cap Class C..  121,004     20,319
Focused Alpha Large-Cap Class W..   10,235      2,029
Focused Multi-Cap Growth Class A.  406,352     69,375
Focused Multi-Cap Growth Class C.   88,425     15,085
Focused Multi-Cap Growth Class W.   30,258      5,353
Global Trends Class A............   34,852      5,690
Global Trends Class C............    4,674        720
Global Trends Class W............    1,305        197
Income Explorer Class A..........   25,346      4,624
Income Explorer Class C..........    3,937        715
Income Explorer Class W..........      836        213
Small-Cap Class A................   51,934      8,882
Small-Cap Class C................    1,216        245
Small-Cap Class W................    1,879        732

   At April 30, 2017, SunAmerica Series, Inc. AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund ("Strategy Funds") and VALIC, an affiliate of the Adviser through their insurance company separate accounts, owned 5% or more of the outstanding shares of the following Funds:

                                     Holder
                     --------------------------------------
                       AIG Active    AIG Multi-Asset
Fund                 Allocation Fund Allocation Fund   VALIC
----                 --------------- --------------- -------
2020 High Watermark.        -- %            -- %      28.35%
Commodity Strategy..       7.25           63.22          --
Global Trends.......      27.17           36.39          --
Income Explorer.....       9.73           42.19          --
Small-Cap...........      19.39           54.29          --

   The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2017 were as follows:

                        Purchases         Sales
                      of portfolio    of portfolio
                       securities      securities    Purchases    Sales
                     (excluding U.S. (excluding U.S.  of U.S.    of U.S.
                       government      government    government government
Fund                   securities      securities    securities securities
----                 --------------- --------------- ---------- ----------
2020 High Watermark.   $        --     $       --       $--     $2,551,591
Commodity Strategy#.            --        157,183        --             --
ESG Dividend........    21,431,906      1,147,797        --             --

--------
#  Consolidated (See Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

                             Purchases         Sales
                           of portfolio    of portfolio
                            securities      securities    Purchases    Sales
                          (excluding U.S. (excluding U.S.  of U.S.    of U.S.
                            government      government    government government
Fund                        securities      securities    securities securities
----                      --------------- --------------- ---------- ----------
Focused Alpha Large-Cap..   155,190,869     160,940,245       --         --
Focused Multi-Cap Growth.   134,706,907     148,266,381       --         --
Global Trends#...........            --              --       --         --
Income Explorer..........     7,444,782       3,666,878       --         --
Small-Cap................    15,498,026      11,772,942       --         --

--------
#  Consolidated (see Note 2)

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from a wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, partnership investments, investments in passive foreign investment companies, wash sales and derivative transactions.

                                  Distributable Earnings             Tax Distributions
                          --------------------------------------  ------------------------
                                        For the year ended October 31, 2016
                          ----------------------------------------------------------------
                                     Long-term      Unrealized
                          Ordinary Gains/Capital   Appreciation    Ordinary    Long-Term
Fund                       Income  Loss Carryover (Depreciation)*   Income   Capital Gains
----                      -------- -------------- --------------- ---------- -------------
2020 High Watermark...... $580,704  $ (1,314,425)  $  2,696,047   $  794,004  $        --
Commodity Strategy#......       --   (83,767,439)   (10,613,977)          --           --
Focused Alpha Large-Cap..       --            --     55,212,629           76   61,020,402
Focused Multi-Cap Growth.       --     7,760,355    112,744,077           --   70,160,278
Global Trends#...........       --      (520,791)   (16,877,075)     900,316      744,486
Income Explorer..........    1,627    (1,319,457)       (31,645)   1,185,360           --
Small-Cap................       --     1,432,018      1,727,659    1,750,124    2,210,846

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#  Consolidated (see Note 2)

   As of October 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                          Capital Loss
                          Carryforward+       Unlimited+
                          ------------- -----------------------
Fund                          2017          ST          LT
----                      ------------- ----------- -----------
2020 High Watermark......  $1,314,425   $        -- $        --
Commodity Strategy#......          --    51,867,975  31,899,464
Focused Alpha Large-Cap..          --            --          --
Focused Multi-cap Growth.          --            --          --
Global Trends#...........          --       328,100     192,691
Income Explorer..........          --     1,186,379     133,078
Small-Cap................          --            --          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are effective for taxable years beginning after the date of enactment. Under the Act, a Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment without expiration. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


   Under the current tax law, late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended October 31, 2016 the Funds elected to defer late year ordinary losses as follows:

                          Deferred Late Year
Fund                        Ordinary Loss
----                      ------------------
2020 High Watermark......     $       --
Commodity Strategy#......        353,372
Focused Alpha Large-Cap..      2,828,995
Focused Multi-Cap Growth.      5,280,096
Global Trends#...........        449,634
Income Explorer..........             --
Small-Cap................        196,200

--------
#  Consolidated (see Note 2)

   At April 30, 2017, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                           Aggregate    Aggregate         Net
                           Unrealized   Unrealized    Unrealized     Cost of
Fund                          Gain         Loss       Gain/(Loss)  Investments
----                      ------------ ------------  ------------  ------------
2020 High Watermark...... $  1,816,444 $    (19,065) $  1,797,379  $ 23,620,863
Commodity Strategy#......        2,623  (10,609,520)  (10,606,897)   48,395,539
ESG Dividend.............    1,133,077     (476,062)      657,015    20,382,911
Focused Alpha Large-Cap..  135,459,038   (5,044,356)  130,414,682   449,849,960
Focused Multi-Cap Growth.  164,120,596   (1,223,617)  162,896,979   346,720,301
Global Trends#...........           --  (16,670,392)  (16,670,392)   51,457,487
Income Explorer..........    1,413,042      (16,761)    1,396,281    30,138,774
Small-Cap................   11,690,337   (3,342,949)    8,347,388    47,570,687

--------
#  Consolidated (see Note 2)

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                          2020 High Watermark Fund
                          ---------------------------------------------------------------------------------------
                                 Class A                Class A               Class C                  Class C
                          ---------------------  ---------------------  ------------------      ---------------------
                                 For the                                      For the
                             six months ended           For the          six months ended              For the
                              April 30, 2017           year ended         April 30, 2017              year ended
                               (unaudited)          October 31, 2016        (unaudited)            October 31, 2016
                          ---------------------  ---------------------  ------------------      ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount      Shares        Amount
                          --------  -----------  --------  -----------  -------    ---------    --------    -----------
Shares sold(1)(2)........   41,172      365,565   146,886    1,326,432       --    $      --       2,565    $    23,300
Reinvested shares........   51,197      446,433    55,864      495,515    2,421       21,330       6,367         56,789
Shares redeemed(1)(2).... (254,340)  (2,234,835) (500,855)  (4,548,201) (47,072)    (418,591)   (195,699)    (1,773,314)
                          --------  -----------  --------  -----------  -------    ---------    --------    -----------
Net increase (decrease).. (161,971) $(1,422,837) (298,105) $(2,726,254) (44,651)   $(397,261)   (186,767)   $(1,693,225)
                          ========  ===========  ========  ===========  =======    =========    ========    ===========

                                    2020 High Watermark Fund
                          --------------------------------------------
                                 Class I                Class I
                          ---------------------  ---------------------
                                 For the
                             six months ended           For the
                              April 30, 2017           year ended
                               (unaudited)          October 31, 2016
                          ---------------------  ---------------------
                           Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------
Shares sold..............       --  $        --        --  $        --
Reinvested shares........   24,943      217,502    26,398      234,154
Shares redeemed..........  (37,289)    (329,295)  (90,580)    (822,374)
                          --------  -----------  --------  -----------
Net increase (decrease)..  (12,346) $  (111,793)  (64,182) $  (588,220)
                          ========  ===========  ========  ===========

--------
(1)For the six months ended April 30, 2017, includes automatic conversion of 7,354 shares of Class C shares in the amount of $65,081 to 7,401 shares of Class A shares in the amount of $65,081.
(2)For the year ended October 31, 2016, includes automatic conversion of 40,729 shares of Class C shares in the amount of $369,413 to 40,819 shares of Class A shares in the amount of $369,413.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


                                                           Commodity Strategy Fund#
                          ------------------------------------------------------------------------------------------------
                                 Class A                 Class A                Class C                     Class C
                          ---------------------  -----------------------  -------------------------  ---------------------
                                 For the
                             six months ended            For the                For the                     For the
                              April 30, 2017            year ended         six months ended                year ended
                               (unaudited)           October 31, 2016     April 30, 2017 (unaudited)    October 31, 2016
                          ---------------------  -----------------------  -------------------------  ---------------------
                           Shares      Amount      Shares       Amount     Shares        Amount       Shares      Amount
                          --------  -----------  ----------  -----------    -------     ---------    --------  -----------
Shares sold..............  252,273  $ 1,851,268   1,263,406  $ 8,608,279   16,676      $ 116,072       34,645  $   234,345
Reinvested shares........       --           --          --           --       --             --           --           --
Shares redeemed.......... (467,057)  (3,370,620) (1,082,731)  (7,486,184) (79,076)      (547,877)    (258,933)  (1,694,699)
                          --------  -----------  ----------  -----------    -------     ---------    --------  -----------
Net increase (decrease).. (214,784) $(1,519,352)    180,675  $ 1,122,095  (62,400)     $(431,805)    (224,288) $(1,460,354)
                          ========  ===========  ==========  ===========    =======     =========    ========  ===========

                                     Commodity Strategy Fund#
                          ----------------------------------------------
                                 Class W                 Class W
                          ---------------------  -----------------------
                                 For the
                             six months ended            For the
                              April 30, 2017            year ended
                               (unaudited)           October 31, 2016
                          ---------------------  -----------------------
                           Shares      Amount      Shares       Amount
                          --------  -----------  ----------  -----------
Shares sold..............   39,982  $   292,591      23,153  $   163,640
Reinvested shares........       --           --          --           --
Shares redeemed..........  (62,480)    (454,973)   (148,641)  (1,008,205)
                          --------  -----------  ----------  -----------
Net increase (decrease)..  (22,498) $  (162,382)   (125,488) $  (844,565)
                          ========  ===========  ==========  ===========

                                                      ESG Dividend Fund
                          -------------------------------------------------------------------------
                                   Class A                   Class C                 Class W
                          ------------------------  ------------------------  ---------------------
                               For the period            For the period           For the period
                             December 16, 2016*        December 16, 2016*       December 16, 2016*
                           through April 30, 2017    through April 30, 2017   through April 30, 2017
                                 (unaudited)               (unaudited)             (unaudited)
                          ------------------------  ------------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------
Shares sold..............  1,376,740  $ 20,367,653      22,200  $    333,000    22,200  $   333,000
Reinvested shares........         --            --          --            --        --           --
Shares redeemed..........    (45,579)     (692,373)         --            --        --           --
                          ----------  ------------  ----------  ------------  --------  -----------
Net increase (decrease)..  1,331,161  $ 19,675,280      22,200  $    333,000    22,200  $   333,000
                          ==========  ============  ==========  ============  ========  ===========

                                                              Focused Alpha Large-Cap Fund
                          ---------------------------------------------------------------------------------------------------
                                   Class A                   Class A                 Class C                  Class C
                          ------------------------  ------------------------  ---------------------  ------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended             For the
                               April 30, 2017              year ended             April 30, 2017            year ended
                                 (unaudited)            October 31, 2016           (unaudited)           October 31, 2016
                          ------------------------  ------------------------  ---------------------  ------------------------
                            Shares       Amount       Shares       Amount      Shares      Amount      Shares       Amount
                          ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold..............    198,303  $  5,135,596     486,699  $ 11,404,218    81,262  $ 2,021,175     506,858  $ 11,619,901
Reinvested shares........         --            --   1,903,274    45,031,465        --           --     489,357    11,245,418
Shares redeemed.......... (1,131,862)  (29,172,360) (3,614,768)  (85,487,107) (402,617)  (9,936,546) (1,124,710)  (25,357,353)
                          ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease)..   (933,559) $(24,036,764) (1,224,795) $(29,051,424) (321,355) $(7,915,371)   (128,495) $ (2,492,034)
                          ==========  ============  ==========  ============  ========  ===========  ==========  ============

--------
#  Consolidated (see Note 2)
*  Commencement of operations

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


                              Focused Alpha Large-Cap Fund
                   --------------------------------------------------
                            Class W                   Class W
                   ------------------------  ------------------------
                            For the
                       six months ended               For the
                        April 30, 2017              year ended
                          (unaudited)            October 31, 2016
                   ------------------------  ------------------------
                     Shares       Amount       Shares       Amount
                   ----------  ------------  ----------  ------------
Shares sold.......    173,143  $  4,587,963     159,265  $  3,833,852
Reinvested shares.         --            --      29,899       713,684
Shares redeemed...   (102,201)   (2,647,693)   (455,051)  (11,130,158)
                   ----------  ------------  ----------  ------------
Net increase
 (decrease).......     70,942  $  1,940,270    (265,887) $ (6,582,622)
                   ==========  ============  ==========  ============

                                                       Focused Multi-Cap Growth Fund
                   ----------------------------------------------------------------------------------------------------
                            Class A                   Class A                  Class C                     Class C
                   ------------------------  ------------------------  ----------------------     ------------------------
                            For the                                            For the
                       six months ended               For the             six months ended                 For the
                        April 30, 2017              year ended             April 30, 2017                year ended
                          (unaudited)            October 31, 2016            (unaudited)              October 31, 2016
                   ------------------------  ------------------------  ----------------------     ------------------------
                     Shares       Amount       Shares       Amount      Shares         Amount       Shares        Amount
                   ----------  ------------  ----------  ------------  ---------    ------------  ----------   ------------
Shares sold.......    426,521  $ 10,542,615   1,232,427  $ 29,290,493   175,861     $  4,207,380     516,440   $ 11,840,485
Reinvested shares.    235,190     5,564,598   2,086,686    49,266,736    53,273        1,213,029     475,574     10,885,887
Shares redeemed... (1,561,246)  (38,350,654) (4,195,361)  (99,022,490) (487,779)     (11,482,810) (1,219,293)   (27,678,703)
                   ----------  ------------  ----------  ------------  --------     ------------  ----------   ------------
Net increase
 (decrease).......   (899,535) $(22,243,441)   (876,248) $(20,465,261) (258,645)    $ (6,062,401)   (227,279)  $ (4,952,331)
                   ==========  ============  ==========  ============  ========     ============  ==========   ============

                              Focused Multi-Cap Growth Fund
                   --------------------------------------------------
                            Class W                   Class W
                   ------------------------  ------------------------
                            For the
                       six months ended               For the
                        April 30, 2017              year ended
                          (unaudited)            October 31, 2016
                   ------------------------  ------------------------
                     Shares       Amount       Shares       Amount
                   ----------  ------------  ----------  ------------
Shares sold.......    287,358  $  7,281,737     525,775  $ 12,630,675
Reinvested shares.     13,417       320,814     152,156     3,624,366
Shares redeemed...   (416,746)  (10,215,581) (1,526,634)  (37,937,805)
                   ----------  ------------  ----------  ------------
Net increase
 (decrease).......   (115,971) $ (2,613,030)   (848,703) $(21,682,764)
                   ==========  ============  ==========  ============

                                                            Global Trends Fund#
                   ----------------------------------------------------------------------------------------------------
                            Class A                   Class A                  Class C                     Class C
                   ------------------------  ------------------------  ----------------------     ------------------------
                            For the                                            For the
                       six months ended               For the             six months ended                 For the
                        April 30, 2017              year ended             April 30, 2017                year ended
                          (unaudited)            October 31, 2016            (unaudited)              October 31, 2016
                   ------------------------  ------------------------  ----------------------     ------------------------
                     Shares       Amount       Shares       Amount      Shares         Amount       Shares        Amount
                   ----------  ------------  ----------  ------------  ---------    ------------  ----------   ------------
Shares sold.......     37,521  $    485,933     770,048  $  9,942,473     3,043     $     38,006      15,127   $    188,968
Reinvested shares.         --            --      95,097     1,208,678        --               --      16,873        208,378
Shares redeemed...   (217,747)   (2,815,841)   (622,590)   (7,990,020)  (67,125)        (836,645)   (259,284)    (3,220,524)
                   ----------  ------------  ----------  ------------  --------     ------------  ----------   ------------
Net increase
 (decrease).......   (180,226) $ (2,329,908)    242,555  $  3,161,131   (64,082)    $   (798,639)   (227,284)  $ (2,823,178)
                   ==========  ============  ==========  ============  ========     ============  ==========   ============

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

                              Global Trends Fund#
                   -----------------------------------------
                         Class W              Class W
                   ------------------  ---------------------
                         For the
                    six months ended          For the
                     April 30, 2017          year ended
                       (unaudited)        October 31, 2016
                   ------------------  ---------------------
                    Shares    Amount    Shares      Amount
                   -------  ---------  --------  -----------
Shares sold.......   1,276  $  16,544    15,149  $   199,420
Reinvested shares.      --         --     4,075       52,287
Shares redeemed... (31,863)  (413,620) (106,010)  (1,370,539)
                   -------  ---------  --------  -----------
Net increase
 (decrease)....... (30,587) $(397,076)  (86,786) $(1,118,832)
                   =======  =========  ========  ===========

                                                       Income Explorer Fund
                   --------------------------------------------------------------------------------------------
                          Class A                  Class A                Class C               Class C
                   ---------------------  ------------------------  ------------------  -----------------------
                          For the                                         For the
                      six months ended             For the           six months ended           For the
                       April 30, 2017            year ended           April 30, 2017           year ended
                        (unaudited)           October 31, 2016          (unaudited)         October 31, 2016
                   ---------------------  ------------------------  ------------------  -----------------------
                    Shares      Amount      Shares       Amount      Shares    Amount     Shares         Amount
                   --------  -----------  ----------  ------------  -------  ---------  ----------    -----------
Shares sold.......  443,406  $ 6,612,493     503,527  $  7,054,246   56,241  $ 833,592      67,108    $   945,878
Reinvested shares.   31,152      461,691      74,157     1,027,579    3,974     58,753       7,725        107,087
Shares redeemed... (288,682)  (4,235,731)   (488,980)   (6,940,453) (24,862)  (367,716)    (70,253)      (954,105)
                   --------  -----------  ----------  ------------  -------  ---------  ----------    -----------
Net increase
 (decrease).......  185,876  $ 2,838,453      88,704  $  1,141,372   35,353  $ 524,629       4,580    $    98,860
                   ========  ===========  ==========  ============  =======  =========  ==========    ===========

                                 Income Explorer Fund
                   -----------------------------------------------
                          Class W                  Class W
                   ---------------------  ------------------------
                          For the
                      six months ended             For the
                       April 30, 2017            year ended
                        (unaudited)           October 31, 2016
                   ---------------------  ------------------------
                    Shares      Amount      Shares       Amount
                   --------  -----------  ----------  ------------
Shares sold.......   49,902  $   747,404      31,020  $    439,514
Reinvested shares.    1,052       15,687       1,330        18,290
Shares redeemed...     (743)     (11,151)    (27,001)     (375,392)
                   --------  -----------  ----------  ------------
Net increase
 (decrease).......   50,211  $   751,940       5,349  $     82,412
                   ========  ===========  ==========  ============

                                                          Small-Cap Fund
                   --------------------------------------------------------------------------------------------
                          Class A                  Class A                Class C               Class C
                   ---------------------  ------------------------  ------------------  -----------------------
                          For the                                         For the
                      six months ended             For the           six months ended           For the
                       April 30, 2017            year ended           April 30, 2017           year ended
                        (unaudited)           October 31, 2016          (unaudited)         October 31, 2016
                   ---------------------  ------------------------  ------------------  -----------------------
                    Shares      Amount      Shares       Amount      Shares    Amount     Shares         Amount
                   --------  -----------  ----------  ------------  -------  ---------  ----------    -----------
Shares sold.......  169,364  $ 2,967,553     485,067  $  7,249,490   27,436  $ 473,958      21,542    $   314,461
Reinvested shares.   78,873    1,384,213     265,839     3,878,586    1,666     28,657       3,219         46,350
Shares redeemed... (226,506)  (3,965,871) (1,191,408)  (18,372,908)  (2,591)   (44,728)     (5,601)       (82,323)
                   --------  -----------  ----------  ------------  -------  ---------  ----------    -----------
Net increase
 (decrease).......   21,731  $   385,895    (440,502) $ (7,244,832)  26,511  $ 457,887      19,160    $   278,488
                   ========  ===========  ==========  ============  =======  =========  ==========    ===========

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)

                                     Small-Cap Fund
                         ---------------------------------------
                               Class W             Class W
                         -------------------  ------------------
                               For the
                           six months ended        For the
                            April 30, 2017        year ended
                             (unaudited)       October 31, 2016
                         -------------------  ------------------
                          Shares    Amount     Shares   Amount
                         -------  ----------  -------- ---------
Shares sold............. 235,981  $4,195,995    13,180 $ 216,560
Reinvested shares.......     789      13,932     1,654    24,229
Shares redeemed......... (10,421)   (187,055)       --       233
                         -------  ----------  -------- ---------
Net increase (decrease). 226,349  $4,022,872    14,834 $ 241,022
                         =======  ==========  ======== =========

Note 8. Line of Credit

   The Trust, along with certain other funds managed by the Adviser and exclusive of the 2020 High Watermark Fund, Commodity Strategy Fund and Global Trends Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The Commodity Strategy Fund and Global Trends Fund have access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2017, the following Funds had borrowings:

                                               Average  Weighted
                             Days     Interest   Debt   Average
Fund                      Outstanding Charges  Utilized Interest
----                      ----------- -------- -------- --------
Focused Alpha Large-Cap..       4      $   28  $125,702   2.01%
Focused Multi-Cap Growth.     111       4,886   803,917   1.98
Small Cap................       8          15    32,324   2.16

   At April 30, 2017, none of the Funds had outstanding borrowings.

Note 9. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended April 30, 2017, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 10. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended April 30, 2017, none of the Funds participated in this program.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2017 -- (unaudited)
        (continued)


Note 11. Investment Concentration

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the 2020 High Watermark and the Commodity Strategy Funds' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

   The Commodity Strategy Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Note 12. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2017, no Funds engaged in security transactions with affiliated Funds.

[LOGO]
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors/Trustees                       VOTING PROXIES ON FUND PORTFOLIO           DELIVERY OF SHAREHOLDER DOCUMENTS
 Richard W. Grant                        SECURITIES                                 The Funds have adopted a policy that
 Peter A. Harbeck                        A description of the policies and proce-   allows them to send only one copy of a
 Dr. Judith L. Craven                    dures that the Trust uses to determine     Fund's prospectus, proxy material,
 William F. Devin                        how to vote proxies related to securities  annual report and semi-annual report
 Stephen J. Gutman                       held in a Fund's portfolio, which is       (the "shareholder documents") to
Officers                                 available in the Trust's Statement of      shareholders with multiple accounts
 John T. Genoy, President and Chief      Additional Information, may be ob-         residing at the same "household." This
   Executive Officer                     tained without charge upon request, by     practice is called householding and
 Kara Murphy, Vice President             calling (800) 858-8850. The in-            reduces Fund expenses, which benefits
 James Nichols, Vice President           formation is also available from the       you and other shareholders. Unless the
 Gregory N. Bressler, Secretary          EDGAR database on the U.S. Secu-           Funds receive instructions to the con-
 Gregory R. Kingston, Treasurer          rities and Exchange Commission's           trary, you will only receive one copy of
 Shawn Parry, Vice President and         website at http://www.sec.gov.             the shareholder documents. The Funds
   Assistant Treasurer                   PROXY VOTING RECORD ON FUND                will continue to household the share-
 Donna McManus, Vice President and       PORTFOLIO SECURITIES                       holder documents indefinitely, until we
   Assistant Treasurer                   Information regarding how the Trust        are instructed otherwise. If you do not
 Kathleen Fuentes, Chief Legal Officer   voted proxies related to securities held   wish to participate in householding
   and Assistant Secretary               in the Funds during the most recent        please contact Shareholder Services at
 Christopher C. Joe, Chief Compliance    twelve month period ended June 30 is       (800) 858-8850 ext. 6010 or send a
   Officer                               available, once filed with the U.S.        written request with your name, the
 Matthew J. Hackethal, Anti-Money        Securities and Exchange Commission,        name of your fund(s) and your account
   Laundering Compliance Officer         without charge, upon request, by call-     number(s) to AIG Funds c/o BFDS,
Investment Adviser                       ing (800) 858-8850 or on the U.S.          P.O. Box 219186, Kansas City MO,
 SunAmerica Asset Management, LLC        Securities and Exchange Commission         64121-9186. We will resume in-
 Harborside 5                            website at http://www.sec.gov.             dividual mailings for your account
 185 Hudson Street, Suite 3300           DISCLOSURE OF QUARTERLY PORTFOLIO          within thirty (30) days of receipt of
 Jersey City, NJ 07311                   HOLDINGS                                   your request.
Distributor                              The Trust is required to file its com-     This report is submitted solely for the
 AIG Capital Services, Inc.              plete schedule of portfolio holdings       general information of shareholders of
 Harborside 5                            with the U.S. Securities and Exchange      the Funds. Distribution of this report
 185 Hudson Street, Suite 3300           Commission for its first and third fiscal  to persons other than shareholders of
 Jersey City, NJ 07311                   quarters on Form N-Q. The Trust's          the Funds is authorized only in con-
Shareholder Servicing Agent              Forms N-Q are available on the U.S.        nection with a currently effective pro-
 AIG Fund Services, Inc.                 Securities and Exchange Commission         spectus, setting forth details of the
 Harborside 5                            website at http://www.sec.gov. You can     Funds, which must precede or accom-
 185 Hudson Street, Suite 3300           also review and obtain copies of the       pany this report.
 Jersey City, NJ 07311                   Forms N-Q at the U.S. Securities and       The accompanying report has not been
Custodian and Transfer Agent             Exchange Commission Public Refer-          audited by independent accountants
 State Street Bank and Trust Company     ence Room in Washington DC                 and accordingly no opinion has been
 One Lincoln Street                      (information on the operation of the       expressed thereon.
 Boston, MA 02111                        Public Reference Room may be ob-
                                         tained by calling 1-800-SEC-0330).

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

                                    [GRAPHIC]



For information on receiving this report online, see inside back cover.


AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

HWSAN-4/17

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 6, 2017

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: July 6, 2017